     As filed with the Securities and Exchange Commission on April 29, 2005

                    Registration Nos. 33-51126 and 811-07132

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                             / /
                                  -----
     Post-Effective Amendment No.  19                                        /X/
                                  ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  20                                                       /X/
                   ----

                        (Check appropriate box or boxes)

        Separate Account II of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900
                                                         ---------------

                               Theresa M. Brunsman
                    National Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

     / /  immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/  on May 1, 2005 pursuant to paragraph (b) of Rule 485

     / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     / /  on (date) pursuant to paragraph (a)(1) of Rule 485

     / /  75 days after filing pursuant to paragraph (a)(2) of Rule 485

     / /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

                                   PINNACLE IV
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
               issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a flexible premium variable annuity contract offered by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to various available investment divisions of our Separate Account, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.

Your contributions to the Variable Account Options are invested in shares of the Portfolios of the following mutual funds.

FIDELITY VIP FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VIP TRUST
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond Portfolio
J.P. Morgan International Equity Portfolio
J.P. Morgan Mid Cap Value Portfolio

MFS VARIABLE SERIES TRUST
MFS VIT Capital Opportunities Series
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series
MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

PUTNAM VARIABLE TRUST
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

SCUDDER VIT FUNDS
Scudder VIT EAFE Equity Index Fund*
Scudder VIT Equity 500 Index Fund
Scudder VIT Small Cap Index Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone VST Balanced Fund
Touchstone VST Baron Small Cap Fund
Touchstone VST Core Bond Fund
Touchstone VST Eagle Capital Appreciation Fund
Touchstone VST Emerging Growth Fund
Touchstone VST Enhanced Dividend 30 Fund
Touchstone VST Growth & Income Fund
Touchstone VST High Yield Fund
Touchstone VST Money Market Fund
Touchstone VST Third Avenue Value Fund
Touchstone VST Value Plus Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund
Touchstone VST Aggressive ETF Fund
Touchstone VST Enhanced ETF Fund

VAN KAMPEN LIFE INVESTMENT TRUST (LIT) AND
UNIVERSAL INSTITUTIONAL FUNDS (UIF)
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Real Estate Portfolio

*THIS PORTFOLIO WILL BE CLOSED BY SCUDDER AND WILL NOT BE AVAILABLE AFTER JULY 22, 2005.

                                    P4N - 1

We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as Fixed Accounts. The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO Account can't be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO Account, less prior withdrawals, plus interest accrued at the Minimum Interest Rate, less administrative fees or charges. Withdrawal charges and annual administrative charges may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2005, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. A table of contents for the SAI is found in Part 8.

THESE SECURITIES HAVEN'T BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about Pinnacle IV at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about Pinnacle IV on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

The date of this prospectus is May 1, 2005.

                                    P4N - 2

                                TABLE OF CONTENTS

                                                                            PAGE
PART 1 - SUMMARY
Your Variable Annuity Contract                                                 7
Your Benefits                                                                  7
How Your Contract is Taxed                                                     7
Your Contributions                                                             7
Your Investment Options                                                        7
Account Value, Adjusted Account Value and Surrender Value                      8
Transfers                                                                      8
Charges and Fees                                                               8
Withdrawals                                                                    8
Your Initial Right to Revoke (Free Look Period)                                8
Risk/Return Summary:  Investments and Risks                                    9
Table of Annual Fees and Expenses                                              9
Example                                                                       13

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT
National Integrity Life Insurance Company                                     13
The Separate Account  and the Variable Account Options                        13
Assets of Our Separate Account                                                14
Distribution of Contracts                                                     14
Changes In How We Operate                                                     14

PART 3 - YOUR INVESTMENT OPTIONS
The Portfolios                                                                15
Fixed Accounts                                                                26

PART 4 - DEDUCTIONS AND CHARGES
Separate Account Charges                                                      28
Annual Administrative Charge                                                  28
Portfolio Charges                                                             28
Reduction or Elimination of Separate Account or Administrative Charges        28
State Premium Tax Deduction                                                   28
Contingent Withdrawal Charge                                                  29
Reduction or Elimination of the Contingent Withdrawal Charge                  29
Transfer Charge                                                               29
Disability Waiver                                                             30
Tax Reserve                                                                   30

PART 5 - TERMS OF YOUR VARIABLE ANNUITY
Contributions Under Your Contract                                             30
Your Account Value                                                            30
Units in Our Separate Account                                                 31
How We Determine Unit Value                                                   31
Transfers                                                                     32
Excessive Trading                                                             32
Specific Notice Regarding the use of this Annuity for Market Timing           33
Withdrawals                                                                   34
Assignments                                                                   35
Death Benefits                                                                35
Annuity Benefits                                                              35
Annuities                                                                     36
Annuity Payments                                                              36
Timing of Payment                                                             37
Death Claims                                                                  37

                                    P4N - 3

How You Make Requests and Give Instructions                                   37

PART 6 - VOTING RIGHTS
Voting Rights                                                                 37
How We Determine Your Voting Shares                                           38
How Portfolio Shares Are Voted                                                38
Separate Account Voting Rights                                                38

PART 7 - TAX ASPECTS OF THE CONTRACT
Introduction                                                                  38
Your Contract is an Annuity                                                   39
Taxation of Annuities Generally                                               39
Distribution-at-Death Rules                                                   40
Spousal Continuation                                                          40
Diversification Standards                                                     41
Tax-Favored Retirement Programs                                               41
Inherited IRAs                                                                41
Annuities in Qualified Plans                                                  41
Federal and State Income Tax Withholding                                      41
Impact of Taxes on the Company                                                42
Transfers Among Investment Options                                            42

PART 8 - ADDITIONAL INFORMATION
Systematic Withdrawal Program                                                 42
Income Plus Withdrawal Program                                                42
Choices Plus Minimum Required Distribution Program                            43
Asset Allocation Models                                                       43
Dollar Cost Averaging                                                         44
Systematic Transfer Program                                                   44
Customized Asset Rebalancing                                                  44
Systematic Contributions                                                      45
Legal Proceedings                                                             45
Table of Contents of Statement of Additional Information                      45

PART 9 - PRIOR CONTRACTS
Prior Contracts                                                               45

APPENDIX A - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II (UNIT VALUES)      49
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                        65

DISCLAIMER

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to National Integrity is the licensing of certain trademarks and trade names of BGI. National Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of National Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of National Integrity's variable annuity products.

                                    P4N - 4

GLOSSARY

1933 ACT - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 ACT - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by National Integrity Life Insurance Company to support the sale and administration of this variable annuity.

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADDITIONAL INTEREST - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ADMINISTRATIVE OFFICE - References in this prospectus to our administrative office refer to: National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924. You may also call us at 1-800-433-1778.

ANNUITANT - the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - amount paid if the Annuitant lives to the Retirement Date.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CODE - the Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

DEATH BENEFIT - benefit paid to a named beneficiary on the death of the Annuitant.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

EXCHANGE TRADED FUND - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

FREE WITHDRAWAL - the amount you may withdraw in any Contract Year without paying contingent withdrawal charges. The Free Withdrawal amount is the greater of 15% of your Account Value at the time you make your first withdrawal request during a Contract Year or 15% of your Account Value at your most recent Contract Anniversary. During your first Contract Year, the Free Withdrawal amount is 15% of your initial contribution received on the Contract Date.

FUND OF FUNDS- A Portfolio which invests in other mutual funds.

                                    P4N - 5

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

GUARANTEE PERIOD - the duration of your GRO Account.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

GUARANTEED RATE OPTION (GRO) - a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate less any administrative charges.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM INTEREST RATE - the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, accumulated at the Minimum Interest Rate, less any administrative charge.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

RETIREMENT DATE - The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant's 90th birthday. We refer to this as the "Maximum Retirement Date".

SEPARATE ACCOUNT - Separate Account consists of assets that are segregated by National Integrity and invested in Variable Account Options.

SURRENDER VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

Systematic Transfer Option (STO) - a Fixed Account that allows you to make contributions to a six-month or twelve-month STO which must be transferred from the STO into other Investment Options within the six or twelve month period you chose. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected. More information about this program is located in Part 8 of this prospectus.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various Investment Options available to you under the contract, other than the Fixed Accounts.

                                    P4N - 6

PART 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our," "us," and "the Company" mean National Integrity Life Insurance Company). The terms "you" and "your" mean the owner, The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying a Pinnacle IV Variable Annuity, if you complete an Application/Customer Profile form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an Annuity Benefit and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual tax rules for annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax advisor. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 7, "Tax Aspects of the Contract - Taxation of Annuities Generally."

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. See "Contributions Under Your Contract" in Part 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in a combination of the variable and fixed Investment Options. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. The Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

                                    P4N - 7

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND SURRENDER VALUE

Your Account Value consists of the values of your Investment Options added together. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, "Your Investment Options." Your Surrender Value is equal to your Adjusted Account Value, minus any contingent withdrawal charge and minus the pro rata portion of the annual administrative charges. See "Charges and Fees" below. If the Account Value goes below $1,000 and we have received no contributions from you for three Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days in which to make additional contributions.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these in
Part 5 under "Transfers." Any transfer must be at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the six or twelve month Systematic Transfer Option. All of these programs are discussed in Part 8. If you make more than twelve transfers among your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this. For more information, see Part 4, "Deductions and Charges."

Investment management fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Management fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and "Your Investment Options" in Part 3.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 15% of your Account Value each Contract Year without paying withdrawal charges. After the first 15% within a Contract Year, there may be a charge for withdrawals you make, based upon the length of time your contribution has been in your contract. See Part 4, "Contingent Withdrawal Charge" and Part 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net of any investment performance and applicable daily charges), which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, upon cancellation we'll return all of your contributions without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Part 4, 'Deductions and Charges" for more detailed information.

                                    P4N - 8

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Pinnacle IV Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options. State premium tax may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                                    $  0
     Deferred Sales Load (as a percentage of contributions) (1)                    7% Maximum
     Transfer Charge (assessed after 12 transfers in one Contract Year) (2)     $ 20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

     Annual Administrative Charge (3)                                           $ 30

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

     Mortality and Expense Risk Charge                                          1.30%
     Administrative Expenses                                                     .15%
                                                                                -----
     Total Separate Account Annual Expenses                                     1.45%
                                                                                =====

----------
(1) Surrender charges decrease based on the age of your contribution. See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4 for more detail.

(2) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" in Part 4 for more detail.

(3) This charge will be waived if the Account Value is at least $50,000 on the last day of any Contract Year.

                                    P4N - 9

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each of the Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.54%             Maximum: 2.06%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (as a percentage of average net assets)

                                                                       MANAGEMENT        12b-1        OTHER       TOTAL ANNUAL
PORTFOLIO                                                                 FEES            FEE        EXPENSES       EXPENSES
---------                                                                 ----            ---        --------       --------
Fidelity VIP Asset Manager: Serv. Class 2(1)                              0.53%          0.25%         0.14%          0.92%
Fidelity VIP Balanced: Serv. Class 2                                      0.42%          0.25%         0.15%          0.82%
Fidelity VIP Contrafund: Serv. Class 2(1)                                 0.57%          0.25%         0.11%          0.93%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(1)               0.58%          0.25%         0.38%          1.21%
Fidelity VIP Equity-Income: Serv. Class 2(1)                              0.47%          0.25%         0.11%          0.83%
Fidelity VIP Growth: Serv. Class 2(1)                                     0.58%          0.25%         0.10%          0.93%
Fidelity VIP Growth & Income: Serv. Class 2                               0.47%          0.25%         0.13%          0.85%
Fidelity VIP Growth Opportunities: Serv. Class 2(1)                       0.58%          0.25%         0.15%          0.98%
Fidelity VIP High Income: Serv. Class 2                                   0.58%          0.25%         0.14%          0.97%
Fidelity VIP Investment Grade Bond: Serv. Class 2                         0.43%          0.25%         0.13%          0.81%
Fidelity VIP Mid Cap: Serv. Class 2(1)                                    0.57%          0.25%         0.14%          0.96%
Fidelity VIP Overseas: Serv. Class 2(1)                                   0.72%          0.25%         0.19%          1.16%
Franklin Growth and Income Securities: Class 2                            0.49%          0.25%         0.03%          0.77%
Franklin Income Securities: Class 2                                       0.47%          0.25%         0.02%          0.74%
Franklin Large Cap Growth Securities: Class 2                             0.75%          0.25%         0.04%          1.04%
Mutual Shares Securities: Class 2                                         0.60%          0.25%         0.15%          1.00%
Templeton Foreign Securities: Class 2(2)                                  0.68%          0.25%         0.19%          1.12%
Templeton Growth Securities: Class 2                                      0.79%          0.25%         0.07%          1.11%
J.P. Morgan Series Trust II Bond(3),(4)                                   0.30%          0.00%         0.45%          0.75%
J.P. Morgan Series Trust II International Equity(4)                       0.60%          0.00%         0.60%          1.20%
J.P. Morgan Series Trust II Mid Cap Value(5)                              0.70%          0.00%         0.55%          1.25%
MFS VIT Capital Opportunities: Service Class(6)                           0.75%          0.25%         0.13%          1.13%
MFS VIT Emerging Growth: Service Class(7)                                 0.75%          0.25%         0.12%          1.12%
MFS VIT Investors Growth Stock: Service Class                             0.75%          0.25%         0.11%          1.11%
MFS VIT Mid Cap Growth: Service Class                                     0.75%          0.25%         0.12%          1.12%
MFS VIT New Discovery: Service Class(7)                                   0.90%          0.25%         0.11%          1.26%
MFS VIT Total Return: Service Class(7)                                    0.75%          0.25%         0.08%          1.08%
Putnam VT Discovery Growth: Class IB(8)                                   0.70%          0.25%         0.38%          1.33%
Putnam VT The George Putnam Fund of Boston: Class IB                      0.62%          0.25%         0.11%          0.98%
Putnam VT Growth and Income Fund: Class IB                                0.48%          0.25%         0.06%          0.79%
Putnam VT International Equity Fund: Class IB                             0.75%          0.25%         0.19%          1.19%
Putnam VT Small Cap Value Fund: Class IB                                  0.77%          0.25%         0.10%          1.12%
Putnam VT Voyager Fund: Class IB                                          0.56%          0.25%         0.08%          0.89%
Scudder VIT EAFE Equity Index: Class B(9)                                 0.45%          0.25%         0.36%          1.06%
Scudder VIT Equity 500 Index: Class B                                     0.20%          0.25%         0.09%          0.54%
Scudder VIT Small Cap Index: Class B(9)                                   0.35%          0.25%         0.13%          0.73%
Touchstone Aggressive ETF Fund(10)                                        0.39%          0.00%         0.71%          1.10%
Touchstone Balanced Fund(11)                                              0.80%          0.00%         0.50%          1.30%
Touchstone Baron Small Cap Fund(11)                                       1.05%          0.00%         0.70%          1.75%
Touchstone Conservative ETF Fund(10)                                      0.40%          0.00%         1.14%          1.54%

                                    P4N - 10

                                                                       MANAGEMENT        12b-1        OTHER       TOTAL ANNUAL
PORTFOLIO                                                                 FEES            FEE        EXPENSES       EXPENSES
---------                                                                 ----            ---        --------       --------
Touchstone Core Bond Fund(11)                                             0.55%          0.00%         0.43%          0.98%
Touchstone Eagle Capital Appreciation Fund(11)                            0.75%          0.00%         0.53%          1.28%
Touchstone Emerging Growth Fund(11)                                       0.80%          0.00%         0.45%          1.25%
Touchstone Enhanced Dividend 30 Fund(11)                                  0.65%          0.00%         0.45%          1.10%
Touchstone Enhanced ETF Fund(10)                                          0.40%          0.00%         0.86%          1.26%
Touchstone Growth & Income Fund(11)                                       0.80%          0.00%         0.46%          1.26%
Touchstone High Yield Fund(11)                                            0.50%          0.00%         0.45%          0.95%
Touchstone Moderate ETF Fund(10)                                          0.39%          0.00%         0.80%          1.19%
Touchstone Money Market Fund, Service Class(11)                           0.18%          0.25%         0.37%          0.80%
Touchstone Third Avenue Value Fund(11)                                    0.80%          0.00%         0.41%          1.21%
Touchstone Value Plus Fund(11)                                            0.75%          0.00%         0.64%          1.39%
Van Kampen LIT Comstock: Class II                                         0.59%          0.25%         0.06%          0.90%
Van Kampen LIT Emerging Growth: Class II                                  0.70%          0.25%         0.07%          1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12),(13)                  1.25%          0.35%         0.46%          2.06%
Van Kampen UIF Emerging Markets Debt: Class 1(13)                         0.75%          0.00%         0.35%          1.10%
Van Kampen UIF U.S. Real Estate: Class 1(13)                              0.76%          0.00%         0.26%          1.02%

(1) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund's expenses, and through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

                                                                          NET TOTAL EXPENSES AFTER
   FIDELITY PORTFOLIO                                                    ARRANGEMENTS DESCRIBED ABOVE
   --------------------------------------------------------------------------------------------------
   Fidelity VIP Asset Manager: Serv. Class 2                                        0.91%
   Fidelity VIP Contrafund: Serv. Class 2                                           0.91%
   Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2                         1.02%
   Fidelity VIP Equity-Income: Serv. Class 2                                        0.82%
   Fidelity VIP Growth: Serv. Class 2                                               0.90%
   Fidelity VIP Growth Opportunities: Serv. Class 2                                 0.96%
   Fidelity VIP Mid Cap: Serv. Class 2                                              0.93%
   Fidelity VIP Overseas: Serv. Class 2                                             1.12%

(2) The manager has contractually agreed to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a proprietary money fund. The reduction is required by the Portfolio's Board of Directors and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.07%.

(3) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(4) Reflects a written agreement pursuant to which the Portfolios' Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio, which has a gross total annual operating expense of 0.75% as of December 31, 2004) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2006. In addition, the Portfolios' service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(5) Reflects a written agreement pursuant to which the Portfolio's Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.25% of its daily net assets through April 30, 2006. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The net total expense ratio of this Portfolio is 1.00%.

(6) The manager has contractually agreed until at least April 30, 2006 to bear the Portfolio's expenses such that "Other Expenses" do not exceed 0.15% annually.

                                    P4N - 11

(7) The net total expense ratios of these Portfolios are as follows:
1.11% for Emerging Growth Series, 1.25% for New Discovery Series, and 1.07% for Total Return Series due to an expense offset arrangement that reduces the Portfolios' custodian fee based on the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent.

(8) The advisor has contractually agreed until at least December 31, 2005 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.19% for the Discovery Growth Portfolio.

(9) The advisor has contractually agreed until April 30, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 0.90% for the EAFE Equity Index Portfolio and 0.70% for the Small Cap Index Portfolio.

(10) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio's direct fees and expenses. Those additional expenses will be approximately 0.19% for the Conservative and Moderate Funds, 0.20% for the Aggressive Fund and 0.27% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below. Because these Portfolios began operations in July, 2004, their "Other Expenses" are estimated.

(11) The advisor has contractually agreed until at least December 31, 2005 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

                                              ETF FUND
                                          EXPENSES DERIVED
                                              FROM THE                                   NET TOTAL
                                             UNDERLYING             ETF FUND          EXPENSES AFTER
                                          EXCHANGE TRADED     PORTFOLIO LEVEL NET       ARRANGEMENTS
   TOUCHSTONE PORTFOLIO                        FUNDS             TOTAL EXPENSES       DESCRIBED ABOVE
   ----------------------------------------------------------------------------------------------------
   Balanced Portfolio                                                                       0.90%
   Baron Small Cap Portfolio                                                                1.65%
   Core Bond Portfolio                                                                      0.75%
   Eagle Capital Appreciation Portfolio                                                     1.05%
   Emerging Growth Portfolio                                                                1.15%
   Enhanced Dividend 30 Portfolio                                                           0.75%
   Growth & Income Portfolio                                                                0.85%
   High Yield Portfolio                                                                     0.80%
   Money Market Portfolio                                                                   0.54%
   Third Avenue Value Portfolio                                                             1.05%
   Value Plus Portfolio                                                                     1.15%
   Conservative ETF Portfolio                   0.19%                  0.50%                0.69%
   Moderate ETF Portfolio                       0.19%                  0.50%                0.69%
   Aggressive ETF Portfolio                     0.20%                  0.50%                0.70%
   Enhanced ETF Portfolio                       0.27%                  0.50%                0.77%

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the net expenses are as follows:

                                                         OPERATING
PORTFOLIO                                                 EXPENSE      MANAGEMENT     12b-1    NET TOTAL
                                                        LIMITATION        FEES         FEE     EXPENSES
--------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity: Class II           1.70%          1.19%       0.05%      1.70%

                                    P4N - 12

(13) Expense information has been restated to reflect current fees in effect as of November 1, 2004.

NOTE: We have entered into agreements with the investment advisers or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisers pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment adviser, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 YEAR              3 YEARS             5 YEARS             10 YEARS
----------------------------------------------------------------------
$ 1,065.82          $ 1,611.24          $ 2,175.44          $ 3,871.21

If you annuitize at the end of the applicable period:

1 YEAR              3 YEARS             5 YEARS             10 YEARS
----------------------------------------------------------------------
$ 365.82            $ 1,111.24          $ 1,875.44          $ 3,871.21

If you do not surrender the contract:

1 YEAR              3 YEARS             5 YEARS             10 YEARS
----------------------------------------------------------------------
$ 365.82            $ 1,111.24          $ 1,875.44          $ 3,871.21

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

National Integrity is a stock life insurance company organized under the laws of New York. Our principal executive office is located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 8 states and the District of Columbia. We sell flexible premium variable annuities which may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates. National Integrity is an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1992, and is maintained under the insurance laws of the State of New York. It is a unit investment trust, which is a type of investment company registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options."

                                    P4N - 13

ASSETS OF OUR SEPARATE ACCOUNT

Under New York law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Variable Account Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company. We are also an indirect subsidiary of The Western and Southern Life Insurance Company. Their principal business address is 400 Broadway Street, Cincinnati, Ohio, 45202. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the financial professionals associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

CHANGES IN HOW WE OPERATE

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;
-    register or end the registration of the Separate Account under the 1940
     Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios; or
- operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

                                    P4N - 14

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Each of the Portfolios' investment advisers compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. We do not provide preferential treatment or access to distribution for investment advisers or the Portfolios they manage based on the differing levels of compensation paid to us. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-433-1778.

FIDELITY VIP FUNDS

The Portfolios' Investment Adviser, Fidelity Management & Research Company
(FMR), is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO

VIP Asset Manager(SM) Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and senior stocks. With respect to stock and other equity securities, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more "value" characteristics than "growth" characteristics.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

                                    P4N - 15

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, sometimes referred to as "junk bonds" because they are issued by companies in troubled or uncertain financial condition.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of the issuer.

FIDELITY VIP MID CAP PORTFOLIO

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid Cap Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400.

                                    P4N - 16

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisers for the funds in which the Portfolios invest.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Franklin Templeton Variable Insurance Products Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FTVIPT FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests primarily to predominantly in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FTVIPT FRANKLIN INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds and stocks.

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, primarily to predominantly equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FTVIPT MUTUAL SHARES SECURITIES PORTFOLIO

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage securities and distressed companies.

FTVIPT TEMPLETON FOREIGN SECURITIES PORTFOLIO

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

FTVIPT TEMPLETON GROWTH SECURITIES PORTFOLIO

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

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JP MORGAN SERIES TRUST II

Each Portfolio of the JP Morgan Series Trust II, except Mid Cap Value, is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment adviser to the JP Morgan Series Trust II.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

JP MORGAN BOND PORTFOLIO

JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the adviser believes have the potential to provide a high total return over time.

JP MORGAN INTERNATIONAL EQUITY PORTFOLIO

JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

JP MORGAN MID CAP VALUE PORTFOLIO

JP Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion at the time of purchase. The Portfolio is not diversified as defined in the 1940 Act.

MFS VARIABLE INSURANCE TRUST FUNDS

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS VIT CAPITAL OPPORTUNITIES PORTFOLIO

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT EMERGING GROWTH PORTFOLIO

MFS VIT Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies,

                                    P4N - 18
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management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT INVESTORS GROWTH STOCK PORTFOLIO

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT MID CAP GROWTH PORTFOLIO

MFS VIT Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

MFS VIT NEW DISCOVERY PORTFOLIO

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS VIT TOTAL RETURN PORTFOLIO

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM VARIABLE TRUST FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

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PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the Scudder Investments VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER INVESTMENTS VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (THIS PORTFOLIO WILL BE CLOSED BY SCUDDER AND WILL NOT BE AVAILABLE AFTER JULY 22, 2005)

The VIT EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

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SCUDDER VIT EQUITY 500 INDEX FUND

The VIT Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The VIT Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors LLC is the sub-adviser for the VST Balanced Fund. BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the VST Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds. Westfield Capital Management Company, LLC and TCW Investment Management Company, LLC are the sub-advisers for the VST Emerging Growth Fund. Todd Investment Advisors, Inc. is the sub-adviser for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive, VST Conservative, VST Enhanced and VST Moderate ETF Funds. Deutsche Investment Management Americas Inc. is the sub-adviser for the VST Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the VST Eagle Capital Appreciation Fund. Third Avenue Management LLC is the sub-adviser for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with National Integrity Life Insurance Company.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

TOUCHSTONE VST BALANCED FUND

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seek companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE VST BARON SMALL CAP FUND

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

                                    P4N - 21
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TOUCHSTONE VST CORE BOND FUND

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION FUND

The Touchstone VST Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

TOUCHSTONE VST EMERGING GROWTH FUND

Touchstone VST Emerging Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The Fund invests primarily in common stocks of mid cap emerging growth companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE VST ENHANCED DIVIDEND 30 FUND

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

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TOUCHSTONE VST GROWTH & INCOME FUND

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE VST HIGH YIELD FUND

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE VST MONEY MARKET FUND

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE VST THIRD AVENUE VALUE FUND

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VST VALUE PLUS FUND

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

TOUCHSTONE VST ETF FUNDS

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the Funds invest in other mutual funds rather than in individual securities, each Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone's VST ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

                                    P4N - 23
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Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. They seek to achieve their investment objectives by investing their assets in at least five, and generally no more than nine, exchange-traded funds. Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.
These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds' assets invested in stocks or bonds at any given time may be different than that VST ETF Fund's planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-adviser will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund's assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

TOUCHSTONE VST CONSERVATIVE ETF FUND

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST MODERATE ETF FUND

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST AGGRESSIVE ETF FUND

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

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TOUCHSTONE VST ENHANCED ETF FUND

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN LIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment adviser for each of the UIF Portfolios.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive

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growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE 1933 ACT OR THE 1940 ACT. THUS, NEITHER THE FIXED ACCOUNTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE FIXED ACCOUNT VALUES AND DEATH BENEFITS AND ANNUITY BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put contributions in a GRO, that locks in a Guaranteed Interest Rate that we declare for the duration you select. The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period . This Enhanced Rate will be guaranteed for the Guarantee Period's first year and declared at the time of purchase. We can declare and credit Additional Interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis. Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

 Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes. For example, when you receive a quarterly statement, all of your three-year GRO Accounts will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

                                    P4N - 26

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew, a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for Free Withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a Death Benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

    MVA = GRO Value X [(1 + A)(TO THE POWER OF N/12) / (1 + B + .0025)(TO THE POWER OF N/12) - 1], where

    A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

    B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

    N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

SYSTEMATIC TRANSFER OPTION

We offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate . Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You MUST transfer all STO contributions into other Investment Options within either six months or one year of your STO

                                    P4N - 27
contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's annual effective interest rate will never be less than the Minimum Interest Rate. See "Systematic Transfer Program" in Part 8 for details on this program. This option may not be available in some states.

PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an annual effective rate of 1.45% of your Account Value in each of the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and Administrative Fee can't be increased.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30. This charge is waived if your Account Value is at least $50,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's death, annuitization or contract termination during a Contract Year.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

                                    P4N - 28

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%. This amount is a percentage of your contribution and not of the Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the Free Withdrawal amount aren't considered subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, plus or minus any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested, less any applicable tax withholding.

You may take your Free Withdrawal (less any earlier withdrawal in the same year) each Contract Year without any contingent withdrawal charge or Market Value Adjustment. If you don't take any Free Withdrawals in one Contract Year, you can't add it to the next year's Free Withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract, the amount of withdrawal charges is based on contributions and is not reduced by any Free Withdrawals.

                                                                       CHARGE AS A PERCENTAGE OF THE
  NUMBER OF FULL YEARS FROM DATE OF CONTRIBUTION                          CONTRIBUTION WITHDRAWN
  ----------------------------------------------                          ----------------------
                     0                                                               7%
                     1                                                               6
                     2                                                               5
                     3                                                               4
                     4                                                               3
                     5                                                               2
                     6                                                               1
                     7+                                                              0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate Annuity Benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits" in Part 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, and the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor will such transfers count towards the twelve free transfers you can make during a Contract Year.

                                    P4N - 29

DISABILITY WAIVER

We may waive withdrawal charges and any associated Market Value Adjustment on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. We may require proof of disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal or partial withdrawals must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to nine years before your Retirement Date. Your first contribution, however, can't be less than $1,000 (some states may require a higher initial contribution).

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction. See "Transfers" in Part 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions allocated to the Variable Account Options isn't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See

                                    P4N - 30

"Guaranteed Rate Options" in Part 3. If the Account Value goes below $1,000 and we have received no contributions from you for three Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

Your Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value to that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, and to pay the annual administrative charge.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

    - First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

    - Next, we add any dividends or capital gains distributions by the Portfolio on that day.

    - Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

    - Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

    - Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.45%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

                                    P4N - 31

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Part 8.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service subject to your use of the required personal identifiers. We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

                                    P4N - 32

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect and prevent all frequent trading. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

    - a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

    - a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3. NOTIFICATION. If we do not honor a transfer request as a result of the foregoing policy, we will notify you in writing. We will notify you if your requested transfer is not made.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

    - If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

    - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

    - All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

                                    P4N - 33

    - Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

    - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. We regularly review internally generated reports that are intended to help us detect possible improper trading. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisers regarding improper trading. If we are notified by a Portfolio's investment adviser that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment adviser asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment adviser's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish subject to the 15% Free Withdrawal and contingent withdrawal charges. Each withdrawal must be at least $300. The Account Value will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than your Free Withdrawals. The charge starts at 7% and decreases depending on the age of the contributions and is a percentage of contributions, not Account Value. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

You may withdraw up to 15% of your Account Value each Contract Year with no withdrawal charges. After the first 15% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your contribution has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in Part 7. Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party's instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We

                                    P4N - 34
will not verify the accuracy of the amount being requested.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Part 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

DEATH BENEFITS

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the Owner's death. We'll pay a Death Benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. The Death Benefit depends on the Annuitant's age on the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We'll also adjust the Death Benefit for any applicable charges.

For contracts where the Annuitant's age on the Contract Date is 85 years old or younger, the Death Benefit is the greatest of:

    (a)   your highest Account Value on any Contract Anniversary (before age
          81), plus subsequent contributions and minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments);
    (b) total contributions, minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments); or
    (c) your current Account Value on the Business Day we receive due proof of death.

FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS 86 YEARS OLD OR
OLDER:

The Death Benefit is the current Account Value on the Business Day we receive due proof of death.

Death benefits and benefit distributions required because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant's Beneficiary in the contract. You also select an Owner's Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office. If an Annuitant's Beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 7, "Tax Aspects of the Contract".

A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

ANNUITY BENEFITS

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant's 90th birthday (the "Maximum Retirement Date") by writing to the Administrative Office any time before the Maximum Retirement Date. The Retirement Date cannot be earlier than the first Contract Anniversary (referred to as the

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"participation anniversary" in your contract). This means that you may not annuitize the contract before the first Contract Anniversary (participation anniversary). Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity benefit other than a lump sum payment will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date, we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General
Account:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed.

A PERIOD CERTAIN ANNUITY provides for fixed payments for a fixed period. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining guaranteed payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments for the life of the Annuitant, or until both the Annuitant and any joint annuitant die under a joint and survivor annuity.

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our current annuity rates would provide a larger payment, those current rates will apply instead of the contract rates.

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If the age or gender of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a separate account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

DEATH CLAIMS

A death claim will be effective on the Business Day we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit may be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

PART 6 - VOTING RIGHTS

VOTING RIGHTS

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any

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Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 7 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on National Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. NATIONAL INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

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YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);

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(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9),
(10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

The IRS will treat all annuity contracts issued by National Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the sole beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the spouse listed as the owner's sole beneficiary. If the surviving spouse is also the Annuitant's sole beneficiary, we will increase the continued contract's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may make any changes to the contract allowed under the contract. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second Death Benefit may be paid to the surviving spouse's beneficiary. The annuity contract may be extended by the surviving spouse's beneficiary, meaning the distribution will be paid over the period certain life expectancy of the surviving spouse's beneficiary, subject to the restrictions of the Internal Revenue Code. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity contracts that are being continued with us, but were not purchased from us initially, will be treated as new contracts. This means that all surrender charges will be applicable. Any withdrawals in excess of the Free Withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

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DIVERSIFICATION STANDARDS

National Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced Death Benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

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IMPACT OF TAXES ON THE COMPANY

The contracts allow National Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 8 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual Free Withdrawal amount be withdrawn under the Systematic Withdrawal Program, we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Part 7, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Withdrawal Plus Program, plus interest.

You can choose the Income Plus Withdrawal Program at any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

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To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or the Customized Asset Rebalancing Program.

If you haven't used up your Free Withdrawals in any given Contract Year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge will be taken and no Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4.

AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

CHOICES PLUS MINIMUM REQUIRED DISTRIBUTION PROGRAM

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70 1/2.
Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70 1/2. You won't have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See "Taxation of Annuities Generally" in Part 7.

You can choose the Choices Plus Program any time if you're age 70 1/2 or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance. Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to contingent withdrawal charges or Market Value Adjustments.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their National Integrity IRAs. Payments can be made to you by check or by direct deposit.

ASSET ALLOCATION MODELS

We have retained FundQuest, an independent third party investment adviser and investment management firm, to develop our asset allocation program called PortfolioNavigators(SM). PortfolioNavigators(SM) offers seven models made up of combinations of the contract's available Variable Account Options. FundQuest selects the Variable Account Options for each of the models in accordance with seven risk/return profiles it has developed. The seven models range from a relatively low risk/return profile (Capital Preservation) to a higher risk/return profile (Diversified Equity). You will find more information about PortfolioNavigators(SM) and the models in the Statement of Additional Information.

Your financial professional can help you determine the model that best fits your risk tolerance, investment horizon and objectives. If you choose to use a model, you must use it for all your variable account value. We do not charge a fee for using an asset allocation model. You may choose a model, discontinue using a model, or change from one model to another at any time by notifying us. You may not use more than one model at a time.

If you choose to participate in PortfolioNavigators(SM), we do not recommend using the Customized Asset Rebalancing feature described below. FundQuest will continually monitor the seven portfolios and make periodic suggestions to you concerning the model you selected. These suggestions may range from rebalancing to the percentages you established originally to reallocating to a different combination of Variable Account Options that they believe best achieves the goals of the model going forward. In order to remain in PortfolioNavigators(SM) at the time of a model change, you will have to contact us to request

                                    P4N - 43
the model change. If we do not hear from you that you want to remain in PortfolioNavigators(SM) and rebalance or reallocate your Account Value, your existing allocation will remain in place and you will be out of the PortfolioNavigators(SM) program.

DOLLAR COST AVERAGING

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses in declining markets.

We offer a Dollar Cost Averaging Program under which we transfer contributions allocated to the Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Investment Options. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough Account Value in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We'll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don't have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value still in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your twelve free transfers.

                                    P4N - 44

Fixed Accounts aren't included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 - National Integrity and Custodian
Part 2 - Distribution of the Contract
Part 3 - Asset Allocation Program
Part 4 - Performance Information
Part 5 - Determination of Accumulation Unit Values
Part 6 - Tax Favored Retirement Programs
Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
National Integrity Life Insurance Company
P.O. Box 740075
Louisville, Kentucky 40201-7475
ATTN: Request for SAI of Separate Account II (Pinnacle IV)

PART 9 - PRIOR CONTRACTS

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus. For contracts issued before 1997, the following provisions apply:

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

-    your Account Value
- the Account Value at the beginning of the seventh Contract Year, plus subsequent contributions and minus subsequent withdrawals
-    your total contributions less the sum of withdrawals

                                    P4N - 45

- for Annuitants younger than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit, explained below.

For contracts issued on or after January 1, 1995, the amount of the death benefit is the greatest of:

-    your Account Value
- the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals
-    your total contributions less the sum of withdrawals

The enhanced minimum death benefit is the same as the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary nearest your 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions, including the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers. Your maximum guaranteed death benefit is determined by totaling your contributions during your first five participation years, subtracting all withdrawals, taking into consideration any Market Value Adjustments made under the contract, multiplying the result by two, and then adding that to your total contributions made after the first five participation years.

REDUCTION IN CHARGES

If your contract was issued on or after January 1, 1995, but before January 1, 1997, the effective annual rate of mortality, expense and administrative charges will reduce to 1.10% after your contract has been in effect for six years.

CONTINGENT WITHDRAWAL CHARGE

For contracts issued before February 15, 1997 the following rules apply even if they are different from other provisions in this prospectus:

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any Contract Year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior Contract Year, less withdrawals during the current Contract Year. Investment gain is calculated as the increase in the Account Value during the prior Contract Year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contract. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges

                                    P4N - 46
under the contract.

          NUMBER OF FULL YEARS                                         CHARGE AS A % OF THE
          FROM THE DATE OF CONTRIBUTION                                CONTRIBUTION WITHDRAWN
          -----------------------------                                ----------------------
                       0                                                         7%
                       1                                                         6
                       2                                                         5
                       3                                                         4
                       4                                                         3
                       5                                                         2
                       6+                                                        0

We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary.

The minimum withdrawal permitted is $300.

RETIREMENT DATE

For contracts issued before February 15, 1997, the Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.

HARDSHIP WAIVERS

Hardship Waivers aren't available.

FIXED ACCOUNTS

The STO is not available for contracts issued before July 7, 1998.

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED BEFORE FEBRUARY 25, 2002

For contracts before February 25, 2002, and for contracts issued in certain states after that date, Total Separate Account Annual Expenses are 1.35%. Please check your contract if you are uncertain about the applicability of this section to your contract.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED AFTER JANUARY 1, 1997 & BEFORE FEBRUARY 25, 2002

For contracts issued after January 1, 1997 and before February 25, 2002, the following rules apply in most states even if they are different from other provisions in this prospectus. Please check your contract if you are uncertain about the applicability of this section to your contract.

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

                                    P4N - 47

     (a)  your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);

     (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or

     (c)  your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable Market Value Adjustments and/or charges.

FREE WITHDRAWALS FOR CONTRACTS ISSUED BEFORE FEBRUARY 25, 2002

For contracts issued prior to February 25, 2002, you may withdraw up to 10% of your Account Value each Contract Year with no withdrawal charges. After the first 10% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account.

SIX MONTH SYSTEMATIC TRANSFER PROGRAM FOR CONTRACTS ISSUED BEFORE FEBRUARY 25, 2002

The six month option in the Systematic Transfer Program is not available for contracts issued prior to February 25, 2002.

                                    P4N - 48

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued after February 5, 2002 (Pinnacle IV).

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
FIDELITY VIP ASSET MANAGER - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    10.36
Number of units outstanding at end of period              8,300

FIDELITY VIP BALANCED - SERVICE CLASS 2
Unit value at beginning of period                    $    11.17   $    10.00            -            -            -
Unit value at end of period                          $    11.58   $    11.17
Number of units outstanding at end of period             39,472       22,537

FIDELITY VIP CONTRAFUND - SERVICE CLASS 2
Unit value at beginning of period                    $    11.58   $     9.17           --            -            -
Unit value at end of period                          $    13.14   $    11.58   $     9.17
Number of units outstanding at end of period            392,106      162,353       29,817

FIDELITY VIP DYNAMIC CAP APP - SERVICE CLASS 2
Unit value at beginning of period                    $    11.44   $     9.30                         -            -
Unit value at end of period                          $    11.42   $    11.44   $     9.30
Number of units outstanding at end of period                512            -            -

FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Unit value at beginning of period                    $    10.94   $     8.54           --            -            -
Unit value at end of period                          $    11.99   $    10.94   $     8.54
Number of units outstanding at end of period            235,048      136,490       62,743

FIDELITY VIP GROWTH - SERVICE CLASS 2
Unit value at beginning of period                    $     9.65   $     7.39            -            -            -
Unit value at end of period                          $     9.81   $     9.65   $     7.39
Number of units outstanding at end of period            160,252      121,509       33,519

FIDELITY VIP GROWTH & INCOME - SERVICE CLASS 2
Unit value at beginning of period                    $    10.61   $     8.72            -
Unit value at end of period                          $    11.03   $    10.61   $     8.72
Number of units outstanding at end of period            184,650      139,883       51,163

                                                        1999         1998         1997       INCEPTION
                                                        ----         ----         ----       ---------
FIDELITY VIP ASSET MANAGER - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP BALANCED - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP CONTRAFUND - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP DYNAMIC CAP APP - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP GROWTH - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP GROWTH & INCOME - SERVICE CLASS 2
Unit value at beginning of period                                                           $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4N - 49

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
FIDELITY VIP GROWTH OPPORTUNITIES- SERVICE CLASS 2
Unit value at beginning of period                    $    10.40   $     8.15            -            -            -
Unit value at end of period                          $    10.95   $    10.40   $     8.15
Number of units outstanding at end of period             18,141        9,616        4,731

FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Unit value at beginning of period                    $    11.49   $    10.00            -            -            -
Unit value at end of period                          $    12.38   $    11.49
Number of units outstanding at end of period             43,607       32,994

FIDELITY VIP INVESTMENT GRADE BOND - SERVICE
CLASS 2
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    10.32
Number of units outstanding at end of period             28,316

FIDELITY VIP MID CAP - SERVICE CLASS 2
Unit value at beginning of period                    $    12.35   $     9.07            -           --           --
Unit value at end of period                          $    15.18   $    12.35   $     9.07
Number of units outstanding at end of period            145,702       64,435       18,378

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    11.06
Number of units outstanding at end of period              6,653

FRANKLIN GROWTH & INCOME SECURITIES - SERVICE
CLASS 2
Unit value at beginning of period                    $    11.87           --            -            -            -
Unit value at end of period                          $    12.93   $    11.87
Number of units outstanding at end of period            107,537       48,722

FRANKLIN INCOME SECURITIES - CLASS 2
Unit value at beginning of period                    $    12.61   $    10.00            -            -            -
Unit value at end of period                          $    14.15   $    12.61
Number of units outstanding at end of period            288,840      113,633

FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                    $    11.95   $    10.00            -            -            -
Unit value at end of period                          $    12.71   $    11.95
Number of units outstanding at end of period            113,231       19,502

                                                        1999         1998         1997       INCEPTION
                                                        ----         ----         ----       ---------
FIDELITY VIP GROWTH OPPORTUNITIES- SERVICE CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP INVESTMENT GRADE BOND - SERVICE
CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP MID CAP - SERVICE CLASS 2
Unit value at beginning of period                            --            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN GROWTH & INCOME SECURITIES - SERVICE
CLASS 2
Unit value at beginning of period                             -           --            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN INCOME SECURITIES - CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4N - 50

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
FRANKLIN MUTUAL SHARES SECURITIES - CLASS 2
Unit value at beginning of period                    $    12.15   $    10.00            -            -            -
Unit value at end of period                          $    13.48   $    12.15
Number of units outstanding at end of period            181,746       48,713

TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                    $    12.67   $    10.00            -            -            -
Unit value at end of period                          $    14.80   $    12.67
Number of units outstanding at end of period             80,583       22,947

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                    $    12.50   $    10.00            -            -            -
Unit value at end of period                          $    14.30   $    12.50
Number of units outstanding at end of period             75,868       16,618

J.P. MORGAN BOND
Unit value at beginning of period                    $    10.85   $    10.62            -            -            -
Unit value at end of period                          $    11.15   $    10.85   $    10.62
Number of units outstanding at end of period            272,205      216,262      125,596

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                    $    11.35   $     8.70            -           --            -
Unit value at end of period                          $    13.24   $    11.35   $     8.70
Number of units outstanding at end of period             46,775        8,309        1,775

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                    $    11.75   $     9.20            -            -            -
Unit value at end of period                          $    14.01   $    11.75
Number of units outstanding at end of period            139,872       52,177

MFS VIT CAPITAL OPPORTUNITIES - SERVICE CLASS
Unit value at beginning of period                    $     9.56   $     7.63           --           --           --
Unit value at end of period                          $    10.56   $     9.56   $     7.63
Number of units outstanding at end of period             44,527        6,030        1,755

MFS VIT EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                    $     9.52   $     7.44            -            -            -
Unit value at end of period                          $    10.58   $     9.52   $     7.44
Number of units outstanding at end of period             31,653       32,192        1,311

                                                        1999         1998         1997       INCEPTION
                                                        ----         ----         ----       ---------
FRANKLIN MUTUAL SHARES SECURITIES - CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN BOND
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                                                           $    10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT CAPITAL OPPORTUNITIES - SERVICE CLASS
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period                                   -
Number of units outstanding at end of period

                                    P4N - 51

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
MFS VIT INVESTORS GROWTH STOCK - SERVICE CLASS
Unit value at beginning of period                    $     9.37   $     7.76            -            -            -
Unit value at end of period                          $    10.06   $     9.37   $     7.76
Number of units outstanding at end of period              3,827        4,116        2,283

MFS VIT MID CAP GROWTH - SERVICE CLASS
Unit value at beginning of period                    $     8.89   $     6.60            -            -            -
Unit value at end of period                          $    10.02   $     8.89   $     6.60
Number of units outstanding at end of period            179,469      112,896       45,969

MFS VIT NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                    $     9.80   $     7.45            -           --            -
Unit value at end of period                          $    10.26   $     9.80   $     7.45
Number of units outstanding at end of period             15,940       19,480        1,387

MFS VIT TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                    $    10.86   $     9.50            -            -            -
Unit value at end of period                          $    11.88   $    10.86
Number of units outstanding at end of period            232,667      113,598

PUTNAM VT DISCOVERY GROWTH - CLASS 1 B
Unit value at beginning of period                    $    10.01   $     7.70            -            -            -
Unit value at end of period                          $    10.62   $    10.01   $     7.70
Number of units outstanding at end of period              7,443        2,686          141

PUTNAM VT THE GEORGE PUTNAM FUND - CLASS 1 B
Unit value at beginning of period                    $    11.19   $    10.00            -            -            -
Unit value at end of period                          $    11.93   $    11.19
Number of units outstanding at end of period             32,977       14,650

PUTNAM VT GROWTH AND INCOME FUND - CLASS 1 B
Unit value at beginning of period                    $    10.58   $     8.42            -            -            -
Unit value at end of period                          $    11.58   $    10.58   $     8.42
Number of units outstanding at end of period             74,687       43,399       17,824

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1 B
Unit value at beginning of period                    $    10.98   $     8.67            -            -            -
Unit value at end of period                          $    12.58   $    10.98   $     8.67
Number of units outstanding at end of period             62,603       17,196       10,696

                                                        1999         1998         1997       INCEPTION
                                                        ----         ----         ----       ---------
MFS VIT INVESTORS GROWTH STOCK - SERVICE CLASS
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT MID CAP GROWTH - SERVICE CLASS
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT DISCOVERY GROWTH - CLASS 1 B
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT THE GEORGE PUTNAM FUND - CLASS 1 B
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GROWTH AND INCOME FUND - CLASS 1 B
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1 B
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4N - 52

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
PUTNAM VT SMALL CAP VALUE - CLASS 1 B
Unit value at beginning of period                    $    12.37   $     8.39            -            -            -
Unit value at end of period                          $    15.39   $    12.37   $     8.39
Number of units outstanding at end of period             84,236       60,006       18,186

PUTNAM VT VOYAGER - CLASS 1 B
Unit value at beginning of period                    $    11.76   $    10.00            -            -            -
Unit value at end of period                          $    12.17   $    11.76
Number of units outstanding at end of period             11,675        3,342

SCUDDER EAFE EQUITY INDEX - CLASS B
Unit value at beginning of period                    $    10.20   $     7.78            -            -            -
Unit value at end of period                          $    11.93   $    10.20   $     7.78
Number of units outstanding at end of period             59,983        8,952        2,675

SCUDDER EAFE EQUITY INDEX - CLASS A
Unit value at beginning of period                    $    11.03   $     8.39            -            -            -
Unit value at end of period                          $    12.94   $    11.03   $     8.39
Number of units outstanding at end of period              8,371        4,430        4,439

SCUDDER EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                    $    10.25   $     8.12            -            -            -
Unit value at end of period                          $    11.18   $    10.25   $     8.12
Number of units outstanding at end of period             51,445       61,378       58,579

SCUDDER EQUITY 500 INDEX - CLASS B
Unit value at beginning of period                    $    10.52   $     8.35            -            -            -
Unit value at end of period                          $    11.44   $    10.52   $     8.35
Number of units outstanding at end of period            342,763      152,789       37,427

SCUDDER SMALL CAP INDEX - CLASS A
Unit value at beginning of period                    $    12.01   $     8.32            -            -            -
Unit value at end of period                          $    13.94   $    12.01   $     8.32
Number of units outstanding at end of period              4,362        6,706        5,115

SCUDDER SMALL CAP INDEX _ CLASS B
Unit value at beginning of period                    $    10.96   $     7.61            -   $    10.68   $    11.27
Unit value at end of period                          $    12.68   $    10.96   $     7.61   $    10.76   $    10.68
Number of units outstanding at end of period             51,635       39,222        3,657      782,042      549,540

                                                        1999         1998         1997       INCEPTION
                                                        ----         ----         ----       ---------
PUTNAM VT SMALL CAP VALUE - CLASS 1 B
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT VOYAGER - CLASS 1 B
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER EAFE EQUITY INDEX - CLASS B
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER EAFE EQUITY INDEX - CLASS A
Unit value at beginning of period                             -            -                $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER EQUITY 500 INDEX - CLASS B
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER SMALL CAP INDEX - CLASS A
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER SMALL CAP INDEX _ CLASS B
Unit value at beginning of period                    $     9.50   $     9.85            -   $    10.00
Unit value at end of period                          $    11.27   $     9.50   $     9.85
Number of units outstanding at end of period            459,505      373,914       42,210

                                    P4N - 53

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
TOUCHSTONE BALANCED
Unit value at beginning of period                    $    11.07   $     9.24            -            -            -
Unit value at end of period                          $    11.95   $    11.07   $     9.24
Number of units outstanding at end of period            115,549       15,665        1,332

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                    $    11.67   $     8.87            -            -            -
Unit value at end of period                          $    14.70   $    11.67   $     8.87
Number of units outstanding at end of period            129,704       70,981       26,285

TOUCHSTONE CORE BOND
Unit value at beginning of period                    $    10.68   $    10.47            -            -            -
Unit value at end of period                          $    10.87   $    10.68   $    10.47
Number of units outstanding at end of period             53,062       47,852        6,674

TOUCHSTONE EAGLE CAP APP
Unit value at beginning of period                    $     9.38   $     7.20            -            -            -
Unit value at end of period                          $    10.63   $     9.38   $     7.20
Number of units outstanding at end of period             55,225       40,232       10,061

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                    $    11.13   $     7.67            -            -            -
Unit value at end of period                          $    12.29   $    11.13   $     7.67
Number of units outstanding at end of period             72,518        6,112        1,586

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                    $    10.62   $     8.17            -            -            -
Unit value at end of period                          $    11.01   $    10.62   $     8.17
Number of units outstanding at end of period             16,401        1,006          181

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                    $    10.81   $     8.25            -            -            -
Unit value at end of period                          $    11.72   $    10.81   $     8.25
Number of units outstanding at end of period             52,461       49,743          147

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                    $    11.90   $     9.74            -            -            -
Unit value at end of period                          $    12.85   $    11.90   $     9.74
Number of units outstanding at end of period            148,381       96,043       20,938

                                                        1999         1998         1997       INCEPTION
                                                        ----         ----         ----       ---------
TOUCHSTONE BALANCED
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CORE BOND
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EAGLE CAP APP
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4N - 54

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
TOUCHSTONE MONEY MARKET
Unit value at beginning of period                    $     9.95   $    10.00            -            -            -
Unit value at end of period                          $     9.94   $     9.95   $    10.00
Number of units outstanding at end of period             17,907       34,745        7,448

TOUCHSTONE MONEY MARKET - SERVICE CLASS
Unit value at beginning of period                    $     9.96            -            -            -            -
Unit value at end of period                          $     9.92         9.96
Number of units outstanding at end of period            466,479      424,215

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                    $    11.47   $     8.30            -            -            -
Unit value at end of period                          $    14.24   $    11.47   $     8.30
Number of units outstanding at end of period            468,791      303.659      139,400

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                    $     9.97   $     7.80            -            -            -
Unit value at end of period                          $    10.86   $     9.97   $     7.80
Number of units outstanding at end of period             86,463       67,022            -

VAN KAMPEN LIT COMSTOCK - CLASS 2
Unit value at beginning of period                    $    12.35   $    10.00            -            -            -
Unit value at end of period                          $    14.29   $    12.35
Number of units outstanding at end of period             42,292       15,850

VAN KAMPEN LIT EMERGING GROWTH - CLASS 2
Unit value at beginning of period                    $    11.96   $    10.00            -            -            -
Unit value at end of period                          $    12.59   $    11.96
Number of units outstanding at end of period             28,416           65

VAN KAMPEN UIF EMERGING MARKETS DEBT- CLASS 1
Unit value at beginning of period                    $    13.05   $    10.35            -            -            -
Unit value at end of period                          $    14.15   $    13.05   $    10.35
Number of units outstanding at end of period             17,001       12,207        3,752

VAN KAMPEN UIF EMERGING MARKETS EQUITY - CLASS 2
Unit value at beginning of period                    $    14.37   $    10.00            -            -            -
Unit value at end of period                          $    17.42   $    14.37
Number of units outstanding at end of period             17,386        5,232

                                                        1999         1998         1997       INCEPTION
                                                        ----         ----         ----       ---------
TOUCHSTONE MONEY MARKET
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE MONEY MARKET - SERVICE CLASS
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN LIT COMSTOCK - CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN LIT EMERGING GROWTH - CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS DEBT- CLASS 1
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS EQUITY - CLASS 2
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4N - 55

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
VAN KAMPEN U.S. REAL ESTATE - CLASS 1
Unit value at beginning of period                    $    13.18   $     9.72            -                         -
Unit value at end of period                          $    17.71   $    13.18   $     9.72
Number of units outstanding at end of period            116,399       52,772       17,282

                                                        1999         1998         1997       INCEPTION
                                                        ----         ----         ----       ---------
VAN KAMPEN U.S. REAL ESTATE - CLASS 1
Unit value at beginning of period                             -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4N - 56

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued prior to February 5, 2002 (Pinnacle I, II, and III).

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
FIDELITY VIP ASSET MANAGER- SERVICE CLASS 2
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    10.37
Number of units outstanding at end of period                  -

FIDELITY BALANCED - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    10.50
Number of units outstanding at end of period             11,528

FIDELITY VIP CONTRAFUND - INITIAL CLASS
Unit value at beginning of period                    $    14.07   $    11.10   $    12.42   $    14.34  $     15.57
Unit value at end of period                          $    16.03   $    14.07   $    11.10   $    12.42  $     14.34
Number of units outstanding at end of period            816,853      811,115      959,586      838,581    1,177,464

FIDELITY DYNAMIC CAP APPRECIATION- SERVICE
CLASS 2
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    10.66
Number of units outstanding at end of period                  -

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                    $    12.72   $     9.89   $    12.07   $    12.88  $     12.04
Unit value at end of period                          $    13.99   $    12.72   $     9.89   $    12.07  $     12.88
Number of units outstanding at end of period            500,012      599,506      594,500      638,843      573,263

FIDELITY VIP GROWTH - SERVICE CLASS
Unit value at beginning of period                    $     7.85   $     8.00   $     8.70   $    10.73            -
Unit value at end of period                          $     8.00   $     7.85   $     8.00   $     8.70  $     12.22
Number of units outstanding at end of period            424,170      436,460      424,170      379,277       84,815

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                    $    12.20   $     9.99   $    12.15   $    13.49  $     14.19
Unit value at end of period                          $    12.73   $    12.20   $     9.99   $    12.15  $     13.49
Number of units outstanding at end of period            422,855      479,098      490,306      682,948      645,860

                                                        1999         1998         1997         1996      INCEPTION
                                                        ----         ----         ----         ----      ---------
FIDELITY VIP ASSET MANAGER- SERVICE CLASS 2
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY BALANCED - SERVICE CLASS 2
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP CONTRAFUND - INITIAL CLASS
Unit value at beginning of period                   $     12.70   $     9.91            -            -   $    10.00
Unit value at end of period                         $     15.57   $    12.70   $     9.91
Number of units outstanding at end of period          1,083,512      636,505       65,551

FIDELITY DYNAMIC CAP APPRECIATION- SERVICE
CLASS 2
Unit value at beginning of period                                          -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                   $     11.48   $    10.42            -            -   $    10.00
Unit value at end of period                         $     12.04   $    11.48   $    10.42
Number of units outstanding at end of period            859,369      619,502       63,398

FIDELITY VIP GROWTH - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                   $     13.18   $    10.31                             $    10.00
Unit value at end of period                         $     14.19   $    13.18   $    10.31
Number of units outstanding at end of period            671,165      413,064       19,862

                                    P4N - 57

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                    $     9.19  $      7.17   $     9.30   $    11.02   $    13.47
Unit value at end of period                          $     9.72  $      9.19   $     7.17   $     9.30   $    11.02
Number of units outstanding at end of period            240,469      329,860      295,651      382,018      465,592

FIDELITY VIP HIGH INCOME - SERVICE
CLASS 2
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    10.75
Number of units outstanding at end of period              4,432

FIDELITY  VIP INVESTMENT GRADE BOND
SERVICE CLASS 2
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    10.33
Number of units outstanding at end of period              2,942

FIDELITY VIP MID CAP - SERVICE CLASS
Unit value at beginning of period                    $    20.26  $     14.83   $    16.68   $    17.50   $    13.28
Unit value at end of period                          $    24.94  $     20.26   $    14.83   $    16.68   $    17.50
Number of units outstanding at end of period            415,015      381,647      454,627      407,327      399,552

FIDELITY VIP OVERSEAS SERVICE CLASS 2
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    11.07
Number of units outstanding at end of period              4,999

FRANKLIN GROWTH & INCOME SECURITIES - CLASS 1
Unit value at beginning of period                    $    11.92            -            -            -            -
Unit value at end of period                          $    13.04  $     11.92
Number of units outstanding at end of period            780,025      887,435

FRANKLIN INCOME SECURITIES - CLASS 1
Unit value at beginning of period                    $    12.66            -            -            -            -
Unit value at end of period                          $    14.25  $     12.66
Number of units outstanding at end of period          1,478,736    1,632,740

                                                        1999         1998         1997         1996      INCEPTION
                                                        ----         ----         ----         ----      ---------
FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                    $    13.09   $    10.65            -
Unit value at end of period                          $    13.47   $    13.09   $    10.65
Number of units outstanding at end of period            483,369      354,838       73,667            -   $    10.00

FIDELITY VIP HIGH INCOME - SERVICE
CLASS 2
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY  VIP INVESTMENT GRADE BOND
SERVICE CLASS 2
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP MID CAP - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period                          $    13.28
Number of units outstanding at end of period             66,543

FIDELITY VIP OVERSEAS SERVICE CLASS 2
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN GROWTH & INCOME SECURITIES - CLASS 1
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN INCOME SECURITIES - CLASS 1
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4N - 58

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
FRANKLIN LARGE CAP GROWTH SECURITIES- CLASS 2
Unit value at beginning of period                    $    11.96            -            -            -            -
Unit value at end of period                          $    12.74   $    11.96
Number of units outstanding at end of period             34,134       12,440

FRANKLIN MUTUAL SHARES SECURITIES-
CLASS 2
Unit value at beginning of period                    $    12.16            -            -            -            -
Unit value at end of period                          $    13.51   $    12.16
Number of units outstanding at end of period            103,856      107,617

J.P. MORGAN BOND
Unit value at beginning of period                    $    13.35   $    13.04   $    12.15   $    11.52   $    10.57
Unit value at end of period                          $    13.73   $    13.35   $    13.04   $    12.15   $    11.52
Number of units outstanding at end of period            519,943      657,087      952,791      693,059      496,108

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                    $     9.90   $     7.58   $     9.40   $    11.79   $    14.20
Unit value at end of period                          $    11.56   $     9.90   $     7.58   $     9.40   $    11.79
Number of units outstanding at end of period             92,229       61,611      107,728       60,032       52,152

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    11.50
Number of units outstanding at end of period              4,884

MFS CAPITAL OPPORTUNITIES-
SERVICE CLASS
Unit value at beginning of period                    $     6.41   $     5.12   $     7.39   $     9.82
Unit value at end of period                          $     7.09   $     6.41   $     5.12   $     7.39   $     9.82
Number of units outstanding at end of period            241,400      116,422      125,536      134,085      183,323

MFS EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                    $     5.18   $     4.04   $     6.20   $     9.47            -
Unit value at end of period                                5.76   $     5.18   $     4.04   $     6.20   $     9.47
Number of units outstanding at end of period            125,446      146,890      158,782      153,934       60,526

MFS INVESTORS GROWTH STOCK - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    10.89
Number of units outstanding at end of period                225

                                                        1999         1998         1997         1996      INCEPTION
                                                        ----         ----         ----         ----      ---------
FRANKLIN LARGE CAP GROWTH SECURITIES- CLASS 2
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN MUTUAL SHARES SECURITIES-
CLASS 2
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN BOND
Unit value at beginning of period                    $    10.82   $    10.16            -            -   $    10.00
Unit value at end of period                          $    10.57   $    10.82   $    10.16
Number of units outstanding at end of period            527,600      309,949      158,477

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                    $    10.53   $    10.19            -            -   $    10.00
Unit value at end of period                          $    14.20   $    10.53   $    10.19
Number of units outstanding at end of period             59,953       21,124        5,359

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS CAPITAL OPPORTUNITIES-
SERVICE CLASS
Unit value at beginning of period                                          -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS INVESTORS GROWTH STOCK - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4N - 59

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
MFS MID CAP GROWTH - SERVICE CLASS
Unit value at beginning of period                    $     6.21   $     4.61   $     8.26   $    10.17            -
Unit value at end of period                          $     7.01   $     6.21   $     4.61   $     8.26   $    10.17
Number of units outstanding at end of period            189,291      205,760      155,466      172,756      153,728

MFS NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                    $     8.59   $     6.52   $     9.70   $    10.38
Unit value at end of period                          $     9.00   $     8.59   $     6.52   $     9.70   $    10.38
Number of units outstanding at end of period             90,665      125,831      119,046      133,573       80,482

MFS TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -            -
Unit value at end of period                          $    10.93
Number of units outstanding at end of period              1,827

PUTNAM VT DISCOVERY GROWTH - CLASS 1B
SHARES
Unit value at beginning of period                    $    10.69   $     8.21            -            -            -
Unit value at end of period                          $    11.34   $    10.69   $     8.21
Number of units outstanding at end of period              8,589       13,858       14,617

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
- CLASS 1B SHARES
Unit value at beginning of period                    $    11.20            -            -            -            -
Unit value at end of period                          $    11.95   $    11.20
Number of units outstanding at end of period              7,488        4,811

PUTNAM VT GROWTH AND INCOME- CLASS 1B
SHARES
Unit value at beginning of period                    $    10.68   $     8.50            -            -            -
Unit value at end of period                          $    11.71   $    10.68   $     8.50
Number of units outstanding at end of period             25,126       45,612       47,964

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B
SHARES
Unit value at beginning of period                    $     9.98   $     7.87   $     9.69            -            -
Unit value at end of period                          $    11.44   $     9.98   $     7.87   $     9.69
Number of units outstanding at end of period             63,961       95,774       89,349        6,170

                                                        1999         1998         1997         1996      INCEPTION
                                                        ----         ----         ----         ----      ---------
MFS MID CAP GROWTH - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT DISCOVERY GROWTH - CLASS 1B
SHARES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
- CLASS 1B SHARES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GROWTH AND INCOME- CLASS 1B
SHARES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B
SHARES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4N - 60

                                                         2004         2003         2002         2001         2000
                                                         ----         ----         ----         ----         ----
PUTNAM VT SMALL CAP VALUE- CLASS 1B SHARES
Unit value at beginning of period                    $     12.04  $      8.15            -            -            -
Unit value at end of period                          $     14.99  $     12.04  $      8.15
Number of units outstanding at end of period             181,366      156,862      113,336

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                    $     11.77            -            -            -            -
Unit value at end of period                          $     12.19  $     11.77
Number of units outstanding at end of period               4,744        6,577

SCUDDER VIT EAFE EQUITY INDEX - CLASS A
Unit value at beginning of period                    $      9.28  $      7.05  $      9.12  $     12.27  $     14.93
Unit value at end of period                          $     10.90  $      9.28  $      7.05  $      9.12  $     12.27
Number of units outstanding at end of period             846,993      131,357       67,526       70,542       64,507

SCUDDER VIT EQUITY 500 INDEX- CLASS A
Unit value at beginning of period                    $     11.70  $      9.25  $     12.08  $     13.94  $     15.57
Unit value at end of period                          $     12.77  $     11.70  $      9.25  $     12.08  $     13.94
Number of units outstanding at end of period             885,365      884,222    1,335,025    1,727,481    1,217,798

SCUDDER VIT SMALL CAP INDEX - CLASS A
Unit value at beginning of period                    $     12.17  $      8.43            -            -            -
Unit value at end of period                          $     14.14  $     12.17  $      8.43
Number of units outstanding at end of period             285,314      343,745      588,015

TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                    $     12.68            -            -            -            -
Unit value at end of period                          $     14.83  $     12.68
Number of units outstanding at end of period              64,313       10,409

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                    $     12.51            -            -            -            -
Unit value at end of period                          $     14.32  $     12.51
Number of units outstanding at end of period              48,541       30,995

VAN KAMPEN LIT COMSTOCK - CLASS 2
Unit value at beginning of period                    $     12.36            -            -            -            -
Unit value at end of period                          $     14.32  $     12.36
Number of units outstanding at end of period              29,227       15,305

                                                         1999         1998         1997         1996      INCEPTION
                                                         ----         ----         ----         ----      ---------
PUTNAM VT SMALL CAP VALUE- CLASS 1B SHARES
Unit value at beginning of period                              -            -            -            -  $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                              -            -            -            -  $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER VIT EAFE EQUITY INDEX - CLASS A
Unit value at beginning of period                    $     11.86  $      9.88  $      9.88            -  $    10.00
Unit value at end of period                          $     14.93  $     11.86  $     11.86  $      9.88
Number of units outstanding at end of period              81,473       75,887       75,887        5,623

SCUDDER VIT EQUITY 500 INDEX- CLASS A
Unit value at beginning of period                    $     13.11  $     10.32            -            -  $    10.00
Unit value at end of period                          $     15.57  $     13.11  $     10.32
Number of units outstanding at end of period           1,199,263      631,049       76,431

SCUDDER VIT SMALL CAP INDEX - CLASS A
Unit value at beginning of period                              -            -            -            -  $    10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                              -            -            -            -
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                              -            -            -            -
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN LIT COMSTOCK - CLASS 2
Unit value at beginning of period                              -            -            -            -  $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4N - 61

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
VAN KAMPEN LIT EMERGING GROWTH
Unit value at beginning of period                    $    11.98            -            -            -            -
Unit value at end of period                          $    12.61   $    11.98
Number of units outstanding at end of period              5,256        3,098

VAN KAMPEN UIF EMERGING MARKETS EQUITY -
CLASS 2
Unit value at beginning of period                    $    14.39            -            -            -            -
Unit value at end of period                          $    17.46   $    14.39
Number of units outstanding at end of period             51,580       39,905

VAN KAMPEN UIF EMERGING MARKETS DEBT
Unit value at beginning of period                    $    15.92   $    12.62   $    11.72   $    10.79   $     9.82
Unit value at end of period                          $    17.29   $    15.92   $    12.62   $    11.72   $    10.79
Number of units outstanding at end of period             54,410       66,838       77,923       48,775       72,869

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                    $    16.27   $    12.00   $    12.26   $    11.31   $     8.87
Unit value at end of period                          $    21.90   $    16.27   $    12.00   $    12.26   $    11.31
Number of units outstanding at end of period            153,612      159,787      255,494      103,226       90,292

TOUCHSTONE BALANCED
Unit value at beginning of period                    $    11.08   $     9.24            -            -            -
Unit value at end of period                          $    11.99   $    11.08   $     9.24
Number of units outstanding at end of period            119,891       30,644       45,394

TOUCHSTONE BARON SMALL CAP
Unit value at beginning of period                    $    20.03   $    15.22   $    17.95   $    17.08   $    17.09
Unit value at end of period                          $    25.26   $    20.03   $    15.22   $    17.95   $    17.08
Number of units outstanding at end of period            178,603      201,994   $  184,603      228,522      114,758

TOUCHSTONE CORE BOND
Unit value at beginning of period                    $    10.70   $    10.48            -            -            -
Unit value at end of period                          $    10.90   $    10.70   $    10.48
Number of units outstanding at end of period             80,903      209,363       71,782

TOUCHSTONE EAGLE CAP APPRECIATION
Unit value at beginning of period                    $    17.02   $    13.04   $    19.02   $    26.75   $    34.97
Unit value at end of period                          $    19.29   $    17.02   $    13.04   $    19.02   $    26.75
Number of units outstanding at end of period            224,660      241,602      269,353      367,666      412,117

                                                        1999         1998         1997         1996       INCEPTION
                                                        ----         ----         ----         ----       ---------
VAN KAMPEN LIT EMERGING GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS EQUITY -
CLASS 2
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS DEBT
Unit value at beginning of period                    $     7.69   $    10.88            -            -   $    10.00
Unit value at end of period                          $     9.82   $     7.69   $    10.88
Number of units outstanding at end of period             43,093       55,295       92,322

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                    $     9.13   $    10.38            -            -   $    10.00
Unit value at end of period                          $     8.87   $     9.13   $    10.38
Number of units outstanding at end of period             88,783       89,471        8,831

TOUCHSTONE BALANCED
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BARON SMALL CAP
Unit value at beginning of period                    $    17.78   $    18.14   $    14.69            -   $    10.00
Unit value at end of period                          $    17.08   $    17.78   $    18.14
Number of units outstanding at end of period            101,894      172,489      164,970

TOUCHSTONE CORE BOND
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EAGLE CAP APPRECIATION
Unit value at beginning of period                    $    26.16   $    19.55   $    14.71            -   $    10.00
Unit value at end of period                          $    34.97   $    26.16   $    19.55
Number of units outstanding at end of period            322,755      382,400      404,243

                                    P4N - 62

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                    $    11.15   $      7.37           -            -            -
Unit value at end of period                          $    12.32   $     11.15  $     7.67
Number of units outstanding at end of period             19,032        12,900         806

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                    $    10.64   $      8.18           -            -            -
Unit value at end of period                          $    11.04   $     10.64  $     8.18
Number of units outstanding at end of period             27,392         1,389         290

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                    $    10.82   $      8.26           -            -            -
Unit value at end of period                          $    11.76   $     10.82  $     8.26
Number of units outstanding at end of period             81,368        50,481       2,377

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                    $    11.92   $      9.75           -            -            -
Unit value at end of period                          $    12.88   $     11.92  $     9.75
Number of units outstanding at end of period            312,242       514,000     479,847

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                    $     9.97   $     10.00           -            -            -
Unit value at end of period                          $     9.97   $      9.97  $    10.00
Number of units outstanding at end of period            676,598     1,603,724     207,705

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                    $    33.63   $     24.31  $    29.87   $    26.27   $    23.95
Unit value at end of period                          $    41.77   $     33.63  $    24.31   $    29.87   $    26.27
Number of units outstanding at end of period            282,451       319,502     322,772      354,004      210,325

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                    $     9.98   $      7.80           -            -            -
Unit value at end of period                          $    10.89   $      9.98  $     7.80
Number of units outstanding at end of period            155,053       186,107          45

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period                             -
Unit value at end of period                          $    10.27             -           -            -            -
Number of units outstanding at end of period                  -

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                             -
Unit value at end of period                          $    10.16            -            -            -            -
Number of units outstanding at end of period                  -

                                                        1999         1998         1997         1996       INCEPTION
                                                        ----         ----         ----         ----       ---------
TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                    $    27.64   $    23.67   $    18.39            -   $    10.00
Unit value at end of period                          $    23.95   $    27.64   $    23.67
Number of units outstanding at end of period            261,851      356,913      288,596

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period
Unit value at end of period                                   -            -            -            -   $    10.00
Number of units outstanding at end of period

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period
Unit value at end of period                                   -            -            -            -   $    10.00
Number of units outstanding at end of period

                                    P4N - 63

                                                        2004         2003         2002         2001         2000
                                                        ----         ----         ----         ----         ----
TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                             -
Unit value at end of period                          $    10.50            -            -            -            -
Number of units outstanding at end of period                  -

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                             -
Unit value at end of period                          $    10.25            -            -            -            -
Number of units outstanding at end of period              3,506

                                                        1999         1998         1997         1996       INCEPTION
                                                        ----         ----         ----         ----       ---------
TOUCHSTONE ENHANCED ETF
Unit value at beginning of period
Unit value at end of period                                   -            -            -            -   $    10.00
Number of units outstanding at end of period

TOUCHSTONE MODERATE ETF
Unit value at beginning of period
Unit value at end of period                                   -            -            -            -   $    10.00
Number of units outstanding at end of period

                                    P4N - 64

APPENDIX B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Contribution:           $50,000.00

GRO Account duration:   7 Years

Guaranteed Interest Rate:  5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

     -0.0551589 = [(1 + .05)(TO THE POWER OF 48/12) /
                  (1 + .0625 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

     -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

     $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

     $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

     $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

                                    P4N - 65

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

     $8,682.19 = $57,881.25 X .15

     Free Amount = $8,682.19


The non-free amount would be:

     $11,317.81 = $20,000.00 - $8,682.19

The Market Value Adjustment, which is only applicable to the non-free amount, would be

     - $624.28 = -0.0551589 X $11,317.81

The withdrawal charge would be:

     $628.53 = [($11,317.81+ $624.85)/(1 - 0.05)] - ($11,317.81+ 624.28)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $21,252.81 = $20,000.00 + $624.28 + $628.53

The ending Account Value would be:

     $36,628.44 = $57,881.25 - $21,252.81

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

     .0290890 = [(1 + .05)(TO THE POWER OF 48/12) /
                (1 + .04 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

     $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

     $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

     $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

     $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

                                    P4N - 66

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

         Free Amount =    $ 8,682.19

         Non-Free Amount =    $11,317.81

The Market Value Adjustment would be:

         $329.22 = .0290890 X $11,317.81

The withdrawal charge would be:

         $578.35 = [($11,317.31 - $329.22)/(1 - 0.05)] - ($11,317.81 - $329.22)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

         $20,249.13 = $20,000.00 - $329.22 + $578.35

The ending Account Value would be:

         $37,632.12 = $57,881.25 - $20.249.13

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below the Minimum Value. Account values less than $50,000 will be subject to a $30 annual charge.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

                                    P4N - 67

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

                                       FOR

                                    PINNACLE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II

                                TABLE OF CONTENTS

                                                                            PAGE
Part 1 - National Integrity and Custodian                                      2
Part 2 - Distribution of the Contracts                                         2
Part 3 - Asset Allocation Program                                              2
Part 4 - Performance Information                                               3
Part 5 - Determination of Accumulation Unit Values                             8
Part 6 - Tax-Favored Retirement Programs                                       8
Part 7 - Financial Statements                                                 10

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2005. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity Life Insurance Company is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, NY 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. All outstanding shares of Integrity Life Insurance Company are owned by The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, National Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

National Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form. Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, National Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since Separate Account II isn't a separate entity from us and its operations form a part of us, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Separate Account II are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, Separate Account II's investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., a wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities' address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contributions and 7% of additional contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $23,657,936 in 2004, $21,707.262 in 2003, and $32,268,583 in
2002. Distribution allowances weren't retained by Touchstone Securities during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods. National Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

PART 3 - ASSET ALLOCATION PROGRAM

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap stocks, small cap stocks, foreign stocks, investment grade bonds, high income bonds, short term government securities and so on). Historically, diversification among several different asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

PortfolioNavigators(SM), our asset allocation program, was developed by FundQuest, an independent investment management firm. FundQuest created seven model portfolios based on various levels of risk tolerance. A financial professional can use FundQuest's Client Profile Questionnaire to determine his or her client's financial personality and risk tolerance. Once a person has allocated their contract's account value to a model, he or she will receive periodic suggestions from FundQuest about rebalancing or reallocating their holdings, as FundQuest continues to evaluate the model portfolios over time. In order to remain in the model portfolio, the owner of the contract must provide affirmative consent to us to have their account value reallocated to remain with FundQuest's recommended model portfolio.

The seven models are:

DIVERSIFIED  EQUITY
Focused on creating the greatest amount of capital appreciation possible, this aggressive portfolio is fully invested in equities at all times. Therefore, potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

DIVERSIFIED EQUITY WITH INCOME
Focused on principal growth, yet tempered with a light emphasis on income, this portfolio maintains a rough 80/20 mix of equity to fixed income assets. Potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

BALANCED EQUITY
Focused on principal growth with an additional focus on income, this portfolio utilizes fixed assets to generate income and reduce overall volatility. Potential investors should have a full understanding of the volatile nature of equity-based investments.

BALANCED
Focused on maintaining a balance between equity and fixed income, this portfolio is structured to provide some growth and generate income to help lower potential volatility. The equity portion is weighted more toward large-cap investments.

DIVERSIFIED INCOME
Focused on income with some principal growth, this portfolio's core strategy centers on fixed income, thus lowering the overall volatility of the portfolio. Equity assets provide for a moderate, long-term growth of principal and favors large companies over small.

INCOME
Focused on income, this portfolio lists growth of principal as only a secondary concern. Fixed income assets form the core of this portfolio, generating a steady stream of fixed income. A small investment in equity assets provides the opportunity for modest long-term growth of principal.

CAPITAL PRESERVATION
Focused almost entirely on fixed income, this portfolio maintains a roughly 80/20 ratio of income to growth. The fixed assets are further diversified by quality and duration, while a minimal amount is allocated to equity assets for a small amount of growth potential. Volatility is expected to be low in this portfolio with little capital appreciation potential.

PART 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. We will also report performance information for the PortfolioNavigatorsSM models described above. At any time in the future, total return and yields may be higher or lower than in the past and there is no guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An AVERAGE ANNUAL TOTAL RETURN shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)(TO THE POWR OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

   Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (LIPPER) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGE'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 381 industrial, 37 utility, 11 transportation and 71 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and doesn't include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and doesn't include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German Deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by National Integrity or any of the portfolio advisers derived from such indices or averages.

For those Variable Account Options which haven't been investment divisions within the Separate Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Account for the period quoted.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one

Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 5 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options other than the Janus Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 6 - TAX-FAVORED RETIREMENT PROGRAMS

The contracts described in this Prospectus may be used in connection with certain tax-favored retirement programs, for groups and for individuals. Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract. National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who hasn't reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are limited on the amount that may be contributed, the persons who may be eligible, and the time when distributions may begin. An individual may also roll over amounts distributed from another Traditional IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are limited on the amount that may be contributed, the persons who are eligible to contribute, and the time when tax-favored distributions may begin. An individual may also roll over amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we don't issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by employees of public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract isn't intended to accept other than employee contributions. Such contributions aren't counted as part of the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). The Code also sets forth additional restrictions governing such items as transferability, distributions and withdrawals. An employee under this type of plan should consult a tax adviser as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to also establish tax-favored retirement plans for themselves and their employees. Tax-favored retirement plans may permit the purchase of the contract to provide benefits under the plans. Employers intending to use the contract in connection with tax-favored plans should seek competent advice. National Integrity doesn't administer these types of plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g) provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Loans to employees may be permitted under such plans; however, a Section 457 plan isn't required to allow loans. Contributions to a contract in connection with an eligible government plan are limited. Those who intend to use the contracts in connection with such plans should seek competent advice. National Integrity doesn't administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA fund can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 7 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of Separate Account II as of December 31, 2004, and for the periods indicated in the financial statements, and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 2004 and 2003 included herein have been audited by Ernst & Young LLP as set forth in their reports.

The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contracts. They shouldn't be considered as relating to the investment performance of the assets held in the Separate Account.

                              Financial Statements

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                                DECEMBER 31, 2004
                      WITH REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                              Financial Statements

                                December 31, 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm                                     1

Audited Financial Statements

Statement of Assets and Liabilities                                                         2
Statement of Operations                                                                     5
Statements of Changes in Net Assets                                                        10
Notes to Financial Statements                                                              17

             Report of Independent Registered Public Accounting Firm

Contract Holders
     Separate Account II of National Integrity Life Insurance Company Board of Directors
     National Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account II of National Integrity Life Insurance Company, comprised of the separate account divisions described in Note 2, as of December 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal controls over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of mutual fund shares owned as of December 31, 2004, by correspondence with the Transfer Agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of National Integrity Life Insurance Company at December 31, 2004, the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                             /s/ Ernst & Young LLP

Cincinnati, Ohio
April 15, 2005

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2004

                                                                              ASSETS
                                                                 ---------------------------------
                                                                                RECEIVABLE FROM
                                                                               (PAYABLE TO) THE
                                                                 INVESTMENTS    GENERAL ACCOUNT                   UNIT      UNITS
                         DIVISION                                 AT VALUE   OF NATIONAL INTEGRITY  NET ASSETS   VALUE   OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                    $   477,667 $                  52  $   477,719 $ 10.27      46,516
  Touchstone Balanced (Pinnacle IV(TM))                            1,381,340                  (529)   1,380,811   11.95     115,549
  Touchstone Baron Small Cap (Pinnacle IV(TM))                     1,906,393                   256    1,906,649   14.70     129,704
  Touchstone Conservative ETF (Pinnacle IV(TM))                       22,301                     -       22,301   10.16       2,195
  Touchstone Core Bond (Pinnacle IV(TM))                             576,797                   (13)     576,784   10.87      53,062
  Touchstone Emerging Growth (Pinnacle IV(TM))                       891,372                  (126)     891,246   12.29      72,518
  Touchstone Enhanced Dividend 30 (Pinnacle IV(TM))                  180,548                    27      180,575   11.01      16,401
  Touchstone Enhanced ETF (Pinnacle IV(TM))                            7,210                     4        7,214   10.50         687
  Touchstone Growth & Income (Pinnacle IV(TM))                       615,046                  (203)     614,843   11.72      52,461
  Touchstone High Yield (Pinnacle IV(TM))                          1,906,301                   395    1,906,696   12.85     148,381
  Touchstone Large Cap Growth (Pinnacle IV(TM))                      586,890                   152      587,042   10.63      55,225
  Touchstone Moderate ETF (Pinnacle IV(TM))                           76,049                    (4)      76,045   10.25       7,419
  Touchstone Money Market (Pinnacle IV(TM))                          177,995                     1      177,996    9.94      17,907
  Touchstone Third Avenue Value (Pinnacle IV(TM))                  6,674,209                 1,375    6,675,584   14.24     468,791
  Touchstone Value Plus (Pinnacle IV(TM))                            938,850                   138      938,988   10.86      86,463
  Touchstone Aggressive ETF (Pinnacle(TM))                           662,543                     6      662,549   10.27      64,513
  Touchstone Balanced (Pinnacle(TM))                               1,437,102                   391    1,437,493   11.99     119,891
  Touchstone Baron Small Cap (Pinnacle(TM))                        4,510,727                   785    4,511,512   25.26     178,603
  Touchstone Core Bond (Pinnacle(TM))                                881,807                    36      881,843   10.90      80,903
  Touchstone Emerging Growth (Pinnacle(TM))                          234,571                   (97)     234,474   12.32      19,032
  Touchstone Enhanced Dividend 30 (Pinnacle(TM))                     302,351                    57      302,408   11.04      27,392
  Touchstone Enhanced ETF (Pinnacle(TM))                             229,198                    17      229,215   10.50      21,830
  Touchstone Growth & Income (Pinnacle(TM))                          956,525                   363      956,888   11.76      81,368
  Touchstone High Yield (Pinnacle(TM))                             4,022,353                  (676)   4,021,677   12.88     312,242
  Touchstone Large Cap Growth (Pinnacle(TM))                       4,334,059                  (368)   4,333,691   19.29     224,660
  Touchstone Moderate ETF (Pinnacle(TM))                              35,944                    (7)      35,937   10.25       3,506
  Touchstone Money Market (Pinnacle(TM))                           6,743,527                 2,155    6,745,682    9.97     676,598
  Touchstone Third Avenue Value (Pinnacle(TM))                    11,798,705                  (727)  11,797,978   41.77     282,451
  Touchstone Value Plus (Pinnacle(TM))                             1,688,169                   358    1,688,527   10.89     155,053
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV(TM))                                 3,035,747                  (661)   3,035,086   11.15     272,205
  JP Morgan International Equity (Pinnacle IV(TM))                   619,305                    (4)     619,301   13.24      46,775
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                        1,960,219                  (612)   1,959,607   14.01     139,872
  JP Morgan Bond (Pinnacle(TM))                                    7,138,349                   789    7,139,138   13.73     519,943
  JP Morgan International Equities (Pinnacle(TM))                  1,066,311                  (144)   1,066,167   11.56      92,229
  JP Morgan Mid Cap Value (Pinnacle(TM))                              56,154                    12       56,166   11.50       4,884
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                940,682                    67      940,749   17.29      54,410
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                   3,363,726                   377    3,364,103   21.90     153,612
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle(TM))                        6,996,256                (1,088)   6,995,168   13.99     500,012
  Fidelity VIP II Contrafund (Pinnacle(TM))                       13,092,718                 1,436   13,094,154   16.03     816,853
  Fidelity VIP III Growth & Income (Pinnacle(TM))                  5,384,184                (1,240)   5,382,944   12.73     422,855
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))             2,336,519                   840    2,337,359    9.72     240,469
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV(TM))                        4,628,192                  (720)   4,627,472    9.92     466,479
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV(TM))                        470,080                   125      470,205   10.56      44,527
  MFS Emerging Growth (Pinnacle IV(TM))                              334,783                   106      334,889   10.58      31,653
  MFS Investors Growth Stock (Pinnacle IV(TM))                        38,516                   (16)      38,500   10.06       3,827
  MFS Mid Cap Growth (Pinnacle IV(TM))                             1,798,228                    51    1,798,279   10.02     179,469

SEE ACCOMPANYING NOTES.

                                                                              ASSETS
                                                                 ---------------------------------
                                                                                RECEIVABLE FROM
                                                                               (PAYABLE TO) THE
                                                                 INVESTMENTS    GENERAL ACCOUNT                   UNIT      UNITS
                         DIVISION                                 AT VALUE   OF NATIONAL INTEGRITY  NET ASSETS   VALUE   OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (Pinnacle IV(TM))                            $   163,542 $                   2  $   163,544 $ 10.26      15,940
  MFS Total Return (Pinnacle IV(TM))                               2,764,914                  (830)   2,764,084   11.88     232,667
  Fidelity VIP Growth (Pinnacle(TM))                               3,392,291                 1,069    3,393,360    8.00     424,170
  Fidelity VIP III Mid Cap (Pinnacle(TM))                         10,349,387                 1,087   10,350,474   24.94     415,015
  MFS Capital Opportunities (Pinnacle(TM))                         1,712,341                  (815)   1,711,526    7.09     241,400
  MFS Emerging Growth (Pinnacle(TM))                                 723,071                  (502)     722,569    5.76     125,446
  MFS Investors Growth Stock (Pinnacle(TM))                            2,454                    (4)       2,450   10.89         225
  MFS Mid Cap Growth (Pinnacle(TM))                                1,327,107                  (177)   1,326,930    7.01     189,291
  MFS New Discovery (Pinnacle(TM))                                   815,708                   277      815,985    9.00      90,665
  MFS Total Return (Pinnacle(TM))                                     19,960                     9       19,969   10.93       1,827
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                        86,011                   (23)      85,988   10.36       8,300
  Fidelity VIP Balanced (Pinnacle IV(TM))                            456,997                    89      457,086   11.58      39,472
  Fidelity VIP Contrafund (Pinnacle IV(TM))                        5,152,557                  (284)   5,152,273   13.14     392,106
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))          5,846                     1        5,847   11.42         512
  Fidelity VIP Equity-Income (Pinnacle IV(TM))                     2,818,759                  (533)   2,818,226   11.99     235,048
  Fidelity VIP Growth (Pinnacle IV(TM))                            1,571,714                   358    1,572,072    9.81     160,252
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                   2,037,174                  (484)   2,036,690   11.03     184,650
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                198,661                   (17)     198,644   10.95      18,141
  Fidelity VIP High Income (Pinnacle IV(TM))                         539,903                   (48)     539,855   12.38      43,607
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))               292,238                   (17)     292,221   10.32      28,316
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                           2,211,117                   639    2,211,756   15.18     145,702
  Fidelity VIP Overseas (Pinnacle IV(TM))                             73,578                     4       73,582   11.06       6,653
  Fidelity VIP Balanced (Pinnacle(TM))                               121,051                    (7)     121,044   10.50      11,528
  Fidelity VIP High Income (Pinnacle(TM))                             47,645                    (1)      47,644   10.75       4,432
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))                   30,380                    11       30,391   10.33       2,942
  Fidelity VIP Overseas (Pinnacle(TM))                                55,329                    10       55,339   11.07       4,999
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))             240,571                    (7)     240,564   14.15      17,001
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                2,061,943                  (517)   2,061,426   17.71     116,399
  Franklin Growth and Income Securities (Pinnacle(TM))            10,168,701                 2,825   10,171,526   13.04     780,025
  Franklin Income Securities (Pinnacle(TM))                       21,077,397                (5,409)  21,071,988   14.25   1,478,736
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV(TM))                        79,017                    28       79,045   10.62       7,443
  Putnam VT Growth and Income (Pinnacle IV(TM))                      864,838                    37      864,875   11.58      74,687
  Putnam VT International Equity (Pinnacle IV(TM))                   787,250                   296      787,546   12.58      62,603
  Putnam VT Small Cap Value (Pinnacle IV(TM))                      1,296,213                   179    1,296,392   15.39      84,236
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV(TM))       393,352                    64      393,416   11.93      32,977
  Putnam VT Voyager (Pinnacle IV(TM))                                142,068                    17      142,085   12.17      11,675
  Putnam VT Discovery Growth (Pinnacle(TM))                           97,420                   (21)      97,399   11.34       8,589
  Putnam VT Growth and Income (Pinnacle(TM))                         294,209                    16      294,225   11.71      25,126
  Putnam VT International Equity (Pinnacle(TM))                      731,425                   289      731,714   11.44      63,961
  Putnam VT Small Cap Value (Pinnacle(TM))                         2,717,983                   693    2,718,676   14.99     181,366
  Putnam VT The George Putnam Fund of Boston (Pinnacle(TM))           89,493                   (11)      89,482   11.95       7,488
  Putnam VT Voyager (Pinnacle(TM))                                    57,845                   (16)      57,829   12.19       4,744
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV(TM))          1,390,915                  (462)   1,390,453   12.93     107,537
  Franklin Income Securities (Pinnacle IV(TM))                     4,086,065                 1,021    4,087,086   14.15     288,840
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))           1,439,180                   (14)   1,439,166   12.71     113,231
  Franklin Mutual Shares Securities (Pinnacle IV(TM))              2,450,034                   (98)   2,449,936   13.48     181,746
  Templeton Foreign Securities Fund (Pinnacle IV(TM))              1,192,624                     4    1,192,628   14.80      80,583

SEE ACCOMPANYING NOTES.

                                                                              ASSETS
                                                                 ---------------------------------
                                                                                RECEIVABLE FROM
                                                                               (PAYABLE TO) THE
                                                                 INVESTMENTS    GENERAL ACCOUNT                   UNIT      UNITS
                         DIVISION                                 AT VALUE   OF NATIONAL INTEGRITY  NET ASSETS   VALUE   OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Growth Securities (Pinnacle IV(TM))                  $ 1,084,567 $                 345  $ 1,084,912 $ 14.30      75,868
  Van Kampen LIT Comstock (Pinnacle IV(TM))                          604,261                    92      604,353   14.29      42,292
  Van Kampen LIT Emerging Growth (Pinnacle IV(TM))                   357,739                    18      357,757   12.59      28,416
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))           302,908                   (44)     302,864   17.42      17,386
  Franklin Large Cap Growth Securities (Pinnacle(TM))                434,716                   151      434,867   12.74      34,134
  Franklin Mutual Shares Securities (Pinnacle(TM))                 1,402,846                   249    1,403,095   13.51     103,856
  Templeton Foreign Securities Fund (Pinnacle(TM))                   953,732                    30      953,762   14.83      64,313
  Templeton Growth Securities (Pinnacle(TM))                         695,320                  (213)     695,107   14.32      48,541
  Van Kampen LIT Comstock (Pinnacle(TM))                             418,421                   110      418,531   14.32      29,227
  Van Kampen LIT Emerging Growth (Pinnacle(TM))                       66,302                   (24)      66,278   12.61       5,256
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))              900,468                   119      900,587   17.46      51,580
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                    108,337                   (16)     108,321   12.94       8,371
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                     574,900                   255      575,155   11.18      51,445
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                       60,786                    20       60,806   13.94       4,362
  Scudder VIT EAFE Equity Index (Pinnacle(TM))                     9,229,395                 2,829    9,232,224   10.90     846,993
  Scudder VIT Equity 500 Index (Pinnacle(TM))                     11,301,932                 4,179   11,306,111   12.77     885,365
  Scudder VIT Small Cap Index (Pinnacle(TM))                       4,034,827                  (487)   4,034,340   14.14     285,314
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                    715,878                  (281)     715,597   11.93      59,983
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                   3,920,208                 1,001    3,921,209   11.44     342,763
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                      654,945                  (213)     654,732   12.68      51,635

SEE ACCOMPANYING NOTES.

                               Separate Account II
                                       of
                             National Integrity Life
                                Insurance Company

                             Statement of Operations

                      For the Year Ended December 31, 2004

                                INVESTMENT
                                  INCOME         EXPENSES
                                -----------------------------
                                               MORTALITY AND
                                             EXPENSE RISK AND
                                REINVESTED    ADMINISTRATIVE   NET INVESTMENT
           DIVISION             DIVIDENDS        CHARGES       INCOME (LOSS)
-----------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM))
    (November 22)*               $    2,730  $            312  $        2,418
  Touchstone Balanced
    (Pinnacle IV(TM))                11,335             9,621           1,714
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                     -            17,772         (17,772)
  Touchstone Conservative ETF
    (Pinnacle IV(TM))
    (November 22)*                      300                27             273
  Touchstone Core Bond
    (Pinnacle IV(TM))                22,848             8,555          14,293
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                41,375             6,479          34,896
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                 3,702               877           2,825
  Touchstone Enhanced ETF
    (Pinnacle IV(TM))
    (November 22)*                       23                 4              19
  Touchstone Growth & Income
    (Pinnacle IV(TM))                10,748             6,264           4,484
  Touchstone High Yield
    (Pinnacle IV(TM))               134,773            22,622         112,151
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                 5,328             6,552          (1,224)
  Touchstone Moderate ETF
    (Pinnacle IV(TM))
    (November 22)*                      431                90             341
  Touchstone Money Market
    (Pinnacle IV(TM))                 3,409             3,932            (523)
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))          14,681            69,173         (54,492)
  Touchstone Value Plus
    (Pinnacle IV(TM))                 6,889            11,306          (4,417)
  Touchstone Aggressive ETF
    (Pinnacle(TM))
    (November 22)*                    3,743               335           3,408
  Touchstone Balanced
    (Pinnacle(TM))                   11,793            10,109           1,684
  Touchstone Baron Small Cap
    (Pinnacle(TM))                        -            54,605         (54,605)
  Touchstone Core Bond
    (Pinnacle(TM))                   35,028            20,734          14,294
  Touchstone Emerging Growth
    (Pinnacle(TM))                   11,996             2,791           9,205
  Touchstone Enhanced
    Dividend 30
    (Pinnacle(TM))                    6,199             3,351           2,848
  Touchstone Enhanced ETF
    (Pinnacle(TM))
    (November 22)*                      726               142             584
  Touchstone Growth & Income
    (Pinnacle(TM))                   16,715            11,785           4,930
  Touchstone High Yield
    (Pinnacle(TM))                  287,486            66,793         220,693
  Touchstone Large Cap Growth
    (Pinnacle(TM))                   39,348            54,417         (15,069)
  Touchstone Moderate ETF
    (Pinnacle(TM))
    (November 22)*                      181                32             149
  Touchstone Money Market
    (Pinnacle(TM))                  137,058           147,823         (10,765)
  Touchstone Third Avenue
    Value (Pinnacle(TM))             26,031           151,287        (125,256)

                                                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                 -------------------------------------------------------------------------------------------------
                                                     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                    -----------------------------------------------------------
                                                                                              CHANGE IN NET       NET REALIZED AND
                                  NET REALIZED GAIN                                      UNREALIZED APPRECIATION  UNREALIZED GAIN
                                 (LOSS) ON SALES OF                                          (DEPRECIATION)            (LOSS)
           DIVISION                 INVESTMENTS      BEGINNING OF PERIOD  END OF PERIOD     DURING THE PERIOD      ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM))
    (November 22)*               $                1  $                 -  $         718  $                   718  $            719
  Touchstone Balanced
    (Pinnacle IV(TM))                         7,179               15,911         93,062                   77,151            84,330
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                        17,535              125,197        455,682                  330,485           348,020
  Touchstone Conservative ETF
    (Pinnacle IV(TM))
    (November 22)*                                -                    -             28                       28                28
  Touchstone Core Bond
    (Pinnacle IV(TM))                        (5,239)             (16,788)       (16,979)                    (191)           (5,430)
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                         5,523                5,593         37,295                   31,702            37,225
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                           268                1,844         10,176                    8,332             8,600
  Touchstone Enhanced ETF
    (Pinnacle IV(TM))
    (November 22)*                                -                    -             89                       89                89
  Touchstone Growth & Income
    (Pinnacle IV(TM))                        13,317               11,998         40,294                   28,296            41,613
  Touchstone High Yield
    (Pinnacle IV(TM))                        28,842              (17,315)       (39,531)                 (22,216)            6,626
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                         3,481               55,729        118,754                   63,025            66,506
  Touchstone Moderate ETF
    (Pinnacle IV(TM))
    (November 22)*                                1                    -            707                      707               708
  Touchstone Money Market
    (Pinnacle IV(TM))                             -                    -              -                        -                 -
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))                  74,900              686,665      1,779,731                1,093,066         1,167,966
  Touchstone Value Plus
    (Pinnacle IV(TM))                         9,644              115,061        180,063                   65,002            74,646
  Touchstone Aggressive ETF
    (Pinnacle(TM))
    (November 22)*                                -                    -            580                      580               580
  Touchstone Balanced
    (Pinnacle(TM))                           24,125               33,656         79,046                   45,390            69,515
  Touchstone Baron Small Cap
    (Pinnacle(TM))                          167,567              696,298      1,548,819                  852,521         1,020,088
  Touchstone Core Bond
    (Pinnacle(TM))                          (58,077)             (63,214)       (18,162)                  45,052           (13,025)
  Touchstone Emerging Growth
    (Pinnacle(TM))                            4,696                5,126         10,045                    4,919             9,615
  Touchstone Enhanced
    Dividend 30
    (Pinnacle(TM))                              503                  863          6,633                    5,770             6,273
  Touchstone Enhanced ETF
    (Pinnacle(TM))
    (November 22)*                                3                    -          2,997                    2,997             3,000
  Touchstone Growth & Income
    (Pinnacle(TM))                           13,245               52,146        100,268                   48,122            61,367
  Touchstone High Yield
    (Pinnacle(TM))                          375,289              175,208        (85,750)                (260,958)          114,331
  Touchstone Large Cap Growth
    (Pinnacle(TM))                           56,457              278,358        753,742                  475,384           531,841
  Touchstone Moderate ETF
    (Pinnacle(TM))
    (November 22)*                                -                    -            279                      279               279
  Touchstone Money Market
    (Pinnacle(TM))                                -                    1              1                        -                 -
  Touchstone Third Avenue
    Value (Pinnacle(TM))                    677,249            1,527,213      3,419,890                1,892,677         2,569,926

                                      NET INCREASE
                                   (DECREASE) IN NET
                                 ASSETS RESULTING FROM
              DIVISION                OPERATIONS
------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM))
    (November 22)*               $               3,137
  Touchstone Balanced
    (Pinnacle IV(TM))                           86,044
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                          330,248
  Touchstone Conservative ETF
    (Pinnacle IV(TM))
    (November 22)*                                 301
  Touchstone Core Bond
    (Pinnacle IV(TM))                            8,863
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                           72,121
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                           11,425
  Touchstone Enhanced ETF
    (Pinnacle IV(TM))
    (November 22)*                                 108
  Touchstone Growth & Income
    (Pinnacle IV(TM))                           46,097
  Touchstone High Yield
    (Pinnacle IV(TM))                          118,777
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                           65,282
  Touchstone Moderate ETF
    (Pinnacle IV(TM))
    (November 22)*                               1,049
  Touchstone Money Market
    (Pinnacle IV(TM))                             (523)
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))                  1,113,474
  Touchstone Value Plus
    (Pinnacle IV(TM))                           70,229
  Touchstone Aggressive ETF
    (Pinnacle(TM))
    (November 22)*                               3,988
  Touchstone Balanced
    (Pinnacle(TM))                              71,199
  Touchstone Baron Small Cap
    (Pinnacle(TM))                             965,483
  Touchstone Core Bond
    (Pinnacle(TM))                               1,269
  Touchstone Emerging Growth
    (Pinnacle(TM))                              18,820
  Touchstone Enhanced
    Dividend 30
    (Pinnacle(TM))                               9,121
  Touchstone Enhanced ETF
    (Pinnacle(TM))
    (November 22)*                               3,584
  Touchstone Growth & Income
    (Pinnacle(TM))                              66,297
  Touchstone High Yield
    (Pinnacle(TM))                             335,024
  Touchstone Large Cap Growth
    (Pinnacle(TM))                             516,772
  Touchstone Moderate ETF
    (Pinnacle(TM))
    (November 22)*                                 428
  Touchstone Money Market
    (Pinnacle(TM))                             (10,765)
  Touchstone Third Avenue
    Value (Pinnacle(TM))                     2,444,670

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                INVESTMENT
                                  INCOME         EXPENSES
                                -----------------------------
                                               MORTALITY AND
                                             EXPENSE RISK AND
                                REINVESTED    ADMINISTRATIVE   NET INVESTMENT
           DIVISION             DIVIDENDS        CHARGES       INCOME (LOSS)
-----------------------------------------------------------------------------
  Touchstone Value Plus
    (Pinnacle(TM))               $   12,659  $         24,973  $      (12,314)
  JP Morgan Bond
    (Pinnacle IV(TM))               142,673            39,767         102,906
  JP Morgan International
    Equity (Pinnacle IV(TM))          1,110             4,307          (3,197)
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                 8,853            18,662          (9,809)
  JP Morgan Bond
    (Pinnacle(TM))                  475,898           112,297         363,601
  JP Morgan International
    Equities (Pinnacle(TM))           3,833             9,465          (5,632)
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*               -                53             (53)
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**              -               332            (332)
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle(TM))                  113,920            13,822         100,098
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))            94,850            39,429          55,421
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                  134,613            93,270          41,343
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                   39,171           160,623        (121,452)
  Fidelity VIP III Growth &
    Income (Pinnacle(TM))            50,488            73,822         (23,334)
  Fidelity VIP III Growth
    Opportunities
    (Pinnacle(TM))                   13,935            33,590         (19,655)
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                       53,865            71,907         (18,042)
  MFS Capital Opportunities
    (Pinnacle IV(TM))                   147             3,532          (3,385)
  MFS Emerging Growth
    (Pinnacle IV(TM))                     -             5,505          (5,505)
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                     -               791            (791)
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                     -            20,676         (20,676)
  MFS New Discovery
    (Pinnacle IV(TM))                     -             3,294          (3,294)
  MFS Total Return
    (Pinnacle IV(TM))                27,159            29,086          (1,927)
  Fidelity VIP Growth
    (Pinnacle(TM))                    5,506            49,545         (44,039)
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                        -           115,697        (115,697)
  MFS Capital Opportunities
    (Pinnacle(TM))                    2,522            21,538         (19,016)
  MFS Emerging Growth
    (Pinnacle(TM))                        -            10,023         (10,023)
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*               -                 4              (4)
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**          3,369             3,908            (539)
  MFS Mid Cap Growth
    (Pinnacle(TM))                        -            16,424         (16,424)

                                                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                 -------------------------------------------------------------------------------------------------
                                                     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                    -----------------------------------------------------------
                                                                                              CHANGE IN NET       NET REALIZED AND
                                  NET REALIZED GAIN                                      UNREALIZED APPRECIATION  UNREALIZED GAIN
                                 (LOSS) ON SALES OF                                          (DEPRECIATION)            (LOSS)
           DIVISION                 INVESTMENTS      BEGINNING OF PERIOD  END OF PERIOD     DURING THE PERIOD      ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Value Plus
    (Pinnacle(TM))               $          116,433  $           371,389  $     418,154  $                46,765  $        163,198
  JP Morgan Bond
    (Pinnacle IV(TM))                        (7,021)               3,727        (13,171)                 (16,898)          (23,919)
  JP Morgan International
    Equity (Pinnacle IV(TM))                  6,362               10,859         72,965                   62,106            68,468
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                        10,848               73,624        326,433                  252,809           263,657
  JP Morgan Bond
    (Pinnacle(TM))                           (8,844)             122,185        (17,476)                (139,661)         (148,505)
  JP Morgan International
    Equities (Pinnacle(TM))                  34,543              100,532        198,873                   98,341           132,884
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*                     461                    -            971                      971             1,432
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**                  3,440                1,988              -                   (1,988)            1,452
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle(TM))                           38,000              170,842        108,368                  (62,474)          (24,474)
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))                   598,977              518,983        759,026                  240,043           839,020
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                           57,477              (32,806)       521,097                  553,903           611,380
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                          336,083            2,221,182      3,576,979                1,355,797         1,691,880
  Fidelity VIP III Growth &
    Income (Pinnacle(TM))                    48,259              655,545        853,962                  198,417           246,676
  Fidelity VIP III Growth
    Opportunities
    (Pinnacle(TM))                          242,157              409,310        311,069                  (98,241)          143,916
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                                    -                    -              -                        -                 -
  MFS Capital Opportunities
    (Pinnacle IV(TM))                         3,701                8,932         56,341                   47,409            51,110
  MFS Emerging Growth
    (Pinnacle IV(TM))                        35,840               27,548         26,411                   (1,137)           34,703
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                         6,053                4,922          3,481                   (1,441)            4,612
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                         9,438              162,075        354,158                  192,083           201,521
  MFS New Discovery
    (Pinnacle IV(TM))                         1,201                9,451          8,373                   (1,078)              123
  MFS Total Return
    (Pinnacle IV(TM))                        20,127              106,752        298,341                  191,589           211,716
  Fidelity VIP Growth
    (Pinnacle(TM))                          290,545              529,656        379,461                 (150,195)          140,350
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                          487,924            2,163,715      3,726,567                1,562,852         2,050,776
  MFS Capital Opportunities
    (Pinnacle(TM))                           70,448               87,262        163,263                   76,001           146,449
  MFS Emerging Growth
    (Pinnacle(TM))                          (29,096)             (26,302)        88,285                  114,587            85,491
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*                       -                    -             97                       97                97
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**                111,728              129,693              -                 (129,693)          (17,965)
  MFS Mid Cap Growth
    (Pinnacle(TM))                           40,118              136,879        262,003                  125,124           165,242

                                     NET INCREASE
                                   (DECREASE) IN NET
                                 ASSETS RESULTING FROM
              DIVISION                OPERATIONS
------------------------------------------------------
  Touchstone Value Plus
    (Pinnacle(TM))               $             150,884
  JP Morgan Bond
    (Pinnacle IV(TM))                           78,987
  JP Morgan International
    Equity (Pinnacle IV(TM))                    65,271
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                          253,848
  JP Morgan Bond
    (Pinnacle(TM))                             215,096
  JP Morgan International
    Equities (Pinnacle(TM))                    127,252
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*                      1,379
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**                     1,120
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle(TM))                              75,624
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))                      894,441
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                             652,723
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                           1,570,428
  Fidelity VIP III Growth &
    Income (Pinnacle(TM))                      223,342
  Fidelity VIP III Growth
    Opportunities
    (Pinnacle(TM))                             124,261
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                                 (18,042)
  MFS Capital Opportunities
    (Pinnacle IV(TM))                           47,725
  MFS Emerging Growth
    (Pinnacle IV(TM))                           29,198
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                            3,821
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                          180,845
  MFS New Discovery
    (Pinnacle IV(TM))                           (3,171)
  MFS Total Return
    (Pinnacle IV(TM))                          209,789
  Fidelity VIP Growth
    (Pinnacle(TM))                              96,311
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                           1,935,079
  MFS Capital Opportunities
    (Pinnacle(TM))                             127,433
  MFS Emerging Growth
    (Pinnacle(TM))                              75,468
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*                         93
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**                   (18,504)
  MFS Mid Cap Growth
    (Pinnacle(TM))                             148,818

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                INVESTMENT
                                  INCOME         EXPENSES
                                -----------------------------
                                               MORTALITY AND
                                             EXPENSE RISK AND
                                REINVESTED    ADMINISTRATIVE   NET INVESTMENT
           DIVISION             DIVIDENDS        CHARGES       INCOME (LOSS)
-----------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery
    (Pinnacle(TM))               $        -  $         13,048  $      (13,048)
  MFS Total Return
    (Pinnacle(TM)) (May 1)*               -               163            (163)
  MFS Investors Trust
    (Pinnacle IV(TM))
    (May 7)**                           705               750             (45)
  MFS Research
    (Pinnacle IV(TM))
    (May 7)**                           621               385             236
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM))
    (May 1)*                              -               211            (211)
  Fidelity VIP Balanced
    (Pinnacle IV(TM))
    (May 1)*                          5,099             5,251            (152)
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                 4,853            49,876         (45,023)
  Fidelity VIP Dynamic
    Capital Appreciation
    (Pinnacle IV(TM))                     -                17             (17)
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                28,366            31,392          (3,026)
  Fidelity VIP Growth
    (Pinnacle IV(TM))                 1,504            21,820         (20,316)
  Fidelity VIP Growth &
    Income (Pinnacle IV(TM))         12,240            25,743         (13,503)
  Fidelity VIP Growth
    Opportunities
    (Pinnacle IV(TM))
    (May 1)*                            418             2,056          (1,638)
  Fidelity VIP High Income
    (Pinnacle IV(TM))                36,867             6,945          29,922
  Fidelity VIP Investment
    Grade Bond
    (Pinnacle IV(TM))
    (May 1)*                              -             1,063          (1,063)
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                     -            20,500         (20,500)
  Fidelity VIP Overseas
    (Pinnacle IV(TM))
    (May 1)*                              -               212            (212)
  Fidelity VIP Asset Manager
    (Pinnacle(TM)) (May 1)*               -                57             (57)
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*               -               713            (713)
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*               -               585            (585)
  Fidelity VIP Investment
    Grade Bond (Pinnacle(TM))
    (May 1)*                              -               372            (372)
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*               -               231            (231)
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**              -             2,755          (2,755)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**              -             3,559          (3,559)
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM)) (May 7)**           -               655            (655)
  Janus Aspen Growth
    (Pinnacle IV(TM)) (May 7)**           -               397            (397)
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))
    (May 7)**                             -               736            (736)
  Janus Aspen International
    Growth (Pinnacle IV(TM))
    (May 7)**                             -                72             (72)

                                                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                 -------------------------------------------------------------------------------------------------
                                                     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                    -----------------------------------------------------------
                                                                                              CHANGE IN NET       NET REALIZED AND
                                  NET REALIZED GAIN                                      UNREALIZED APPRECIATION  UNREALIZED GAIN
                                 (LOSS) ON SALES OF                                          (DEPRECIATION)            (LOSS)
           DIVISION                 INVESTMENTS      BEGINNING OF PERIOD  END OF PERIOD     DURING THE PERIOD      ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery
    (Pinnacle(TM))               $           99,119  $           136,815  $      62,276  $               (74,539) $         24,580
  MFS Total Return
    (Pinnacle(TM)) (May 1)*                       8                    -          2,179                    2,179             2,187
  MFS Investors Trust
    (Pinnacle IV(TM))
    (May 7)**                                15,339               19,556              -                  (19,556)           (4,217)
  MFS Research
    (Pinnacle IV(TM))
    (May 7)**                                 7,890                7,449              -                   (7,449)              441
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM))
    (May 1)*                                      5                    -          2,249                    2,249             2,254
  Fidelity VIP Balanced
    (Pinnacle IV(TM))
    (May 1)*                                  2,415                9,368         22,872                   13,504            15,919
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                        87,835              252,467        734,031                  481,564           569,399
  Fidelity VIP Dynamic
    Capital Appreciation
    (Pinnacle IV(TM))                             2                    -            545                      545               547
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                        31,430              237,135        438,890                  201,755           233,185
  Fidelity VIP Growth
    (Pinnacle IV(TM))                       136,456              157,681         84,345                  (73,336)           63,120
  Fidelity VIP Growth &
    Income (Pinnacle IV(TM))                 57,997              150,712        181,598                   30,886            88,883
  Fidelity VIP Growth
    Opportunities
    (Pinnacle IV(TM))
    (May 1)*                                  1,265                9,965         19,940                    9,975            11,240
  Fidelity VIP High Income
    (Pinnacle IV(TM))                          (523)              16,304         19,279                    2,975             2,452
  Fidelity VIP Investment
    Grade Bond
    (Pinnacle IV(TM))
    (May 1)*                                  1,337                    -          3,261                    3,261             4,598
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                        93,522              149,974        445,313                  295,339           388,861
  Fidelity VIP Overseas
    (Pinnacle IV(TM))
    (May 1)*                                    305                    -          6,486                    6,486             6,791
  Fidelity VIP Asset Manager
    (Pinnacle(TM)) (May 1)*                     622                    -              -                        -               622
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*                   1,297                    -          5,979                    5,979             7,276
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*                   8,480                    -            542                      542             9,022
  Fidelity VIP Investment
    Grade Bond (Pinnacle(TM))
    (May 1)*                                  2,030                    -            105                      105             2,135
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*                      10                    -          5,746                    5,746             5,756
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**                 19,272               38,164              -                  (38,164)          (18,892)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**                 83,336               68,373              -                  (68,373)           14,963
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM)) (May 7)**              15,231               13,260              -                  (13,260)            1,971
  Janus Aspen Growth
    (Pinnacle IV(TM)) (May 7)**               1,984                4,704              -                   (4,704)           (2,720)
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))
    (May 7)**                                11,982               16,659              -                  (16,659)           (4,677)
  Janus Aspen International
    Growth (Pinnacle IV(TM))
    (May 7)**                                (1,489)                 454              -                     (454)           (1,943)

                                      NET INCREASE
                                   (DECREASE) IN NET
                                 ASSETS RESULTING FROM
              DIVISION                OPERATIONS
------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery
    (Pinnacle(TM))               $              11,532
  MFS Total Return
    (Pinnacle(TM)) (May 1)*                      2,024
  MFS Investors Trust
    (Pinnacle IV(TM))
    (May 7)**                                   (4,262)
  MFS Research
    (Pinnacle IV(TM))
    (May 7)**                                      677
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM))
    (May 1)*                                     2,043
  Fidelity VIP Balanced
    (Pinnacle IV(TM))
    (May 1)*                                    15,767
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                          524,376
  Fidelity VIP Dynamic
    Capital Appreciation
    (Pinnacle IV(TM))                              530
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                          230,159
  Fidelity VIP Growth
    (Pinnacle IV(TM))                           42,804
  Fidelity VIP Growth &
    Income (Pinnacle IV(TM))                    75,380
  Fidelity VIP Growth
    Opportunities
    (Pinnacle IV(TM))
    (May 1)*                                     9,602
  Fidelity VIP High Income
    (Pinnacle IV(TM))                           32,374
  Fidelity VIP Investment
    Grade Bond
    (Pinnacle IV(TM))
    (May 1)*                                     3,535
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                          368,361
  Fidelity VIP Overseas
    (Pinnacle IV(TM))
    (May 1)*                                     6,579
  Fidelity VIP Asset Manager
    (Pinnacle(TM)) (May 1)*                        565
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*                      6,563
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*                      8,437
  Fidelity VIP Investment
    Grade Bond (Pinnacle(TM))
    (May 1)*                                     1,763
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*                      5,525
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**                   (21,647)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**                    11,404
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM)) (May 7)**                  1,316
  Janus Aspen Growth
    (Pinnacle IV(TM)) (May 7)**                 (3,117)
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))
    (May 7)**                                   (5,413)
  Janus Aspen International
    Growth (Pinnacle IV(TM))
    (May 7)**                                   (2,015)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                INVESTMENT
                                  INCOME         EXPENSES
                                -----------------------------
                                               MORTALITY AND
                                             EXPENSE RISK AND
                                REINVESTED    ADMINISTRATIVE   NET INVESTMENT
           DIVISION             DIVIDENDS        CHARGES       INCOME (LOSS)
-----------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))
    (May 7)**                    $        -  $         36,307  $      (36,307)
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                26,796             3,247          23,549
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))         44,810            18,855          25,955
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                    259,340           136,955         122,385
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                    670,158           280,452         389,706
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                     -             1,155          (1,155)
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                10,190            10,115              75
  Putnam VT International
    Equity (Pinnacle IV(TM))          2,832             4,806          (1,974)
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**                -               122            (122)
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                 2,694            13,082         (10,388)
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                      5,447             4,683             764
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                        119             1,298          (1,179)
  Putnam VT Discovery Growth
    (Pinnacle(TM))                        -             1,400          (1,400)
  Putnam VT Growth and Income
    (Pinnacle(TM))                    5,358             4,317           1,041
  Putnam VT International Equity
    (Pinnacle(TM))                   12,691            10,817           1,874
  Putnam VT Small Cap Value
    (Pinnacle(TM))                    6,815            30,121         (23,306)
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle(TM))
    (January 6)*                      1,113             1,117              (4)
  Putnam VT Voyager
    (Pinnacle(TM)) (January 6)*         243             1,188            (945)
CLASS 2:
  Franklin Growth and Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                     22,443            13,622           8,821
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                     93,096            41,225          51,871
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                      2,638             9,817          (7,179)
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                     11,098            21,527         (10,429)
  Templeton Foreign
    Securities Fund
    (Pinnacle IV(TM))
    (January 6)*                      7,523            10,211          (2,688)
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                      6,225             8,945          (2,720)
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                      2,015             5,140          (3,125)
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                          -             2,792          (2,792)

                                                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                 -------------------------------------------------------------------------------------------------
                                                     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                    -----------------------------------------------------------
                                                                                              CHANGE IN NET       NET REALIZED AND
                                  NET REALIZED GAIN                                      UNREALIZED APPRECIATION  UNREALIZED GAIN
                                 (LOSS) ON SALES OF                                          (DEPRECIATION)            (LOSS)
           DIVISION                 INVESTMENTS      BEGINNING OF PERIOD  END OF PERIOD     DURING THE PERIOD      ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))
    (May 7)**                    $          784,115  $           937,467  $           -  $              (937,467) $       (153,352)
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                         2,561               13,044          6,101                   (6,943)           (4,382)
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))                114,182              108,323        412,832                  304,509           418,691
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                            339,849            1,795,123      2,235,287                  440,164           780,013
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                            767,485            3,644,083      4,944,627                1,300,544         2,068,029
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                         1,771                  461          7,910                    7,449             9,220
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                         8,036               41,627        102,635                   61,008            69,044
  Putnam VT International
    Equity (Pinnacle IV(TM))                 21,253               30,087        100,948                   70,861            92,114
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**                     (718)                 257              -                     (257)             (975)
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                        62,426              168,035        326,261                  158,226           220,652
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                              2,712                8,198         24,652                   16,454            19,166
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                              1,378                2,455          8,925                    6,470             7,848
  Putnam VT Discovery Growth
    (Pinnacle(TM))                           11,593               13,178          8,658                   (4,520)            7,073
  Putnam VT Growth and Income
    (Pinnacle(TM))                           96,562               88,627         22,030                  (66,597)           29,965
  Putnam VT International Equity
    (Pinnacle(TM))                          104,739               95,097         87,280                   (7,817)           96,922
  Putnam VT Small Cap Value
    (Pinnacle(TM))                          375,167              323,404        475,920                  152,516           527,683
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle(TM))
    (January 6)*                              4,759                4,532          6,162                    1,630             6,389
  Putnam VT Voyager
    (Pinnacle(TM)) (January 6)*                 387                6,482          3,362                   (3,120)           (2,733)
CLASS 2:
  Franklin Growth and Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                             10,646               78,988        153,896                   74,908            85,554
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                             92,164              161,931        409,962                  248,031           340,195
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                              6,958               18,573         92,307                   73,734            80,692
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                             14,694               74,820        264,359                  189,539           204,233
  Templeton Foreign
    Securities Fund
    (Pinnacle IV(TM))
    (January 6)*                             18,067               26,747        145,658                  118,911           136,978
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                             15,079               18,803        119,508                  100,705           115,784
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                             27,505               22,370         62,599                   40,229            67,734
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                                250                   49         25,971                   25,922            26,172

                                      NET INCREASE
                                   (DECREASE) IN NET
                                 ASSETS RESULTING FROM
             DIVISION                  OPERATIONS
------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))
    (May 7)**                    $            (189,659)
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                           19,167
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))                   444,646
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                               902,398
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                             2,457,735
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                            8,065
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                           69,119
  Putnam VT International
    Equity (Pinnacle IV(TM))                    90,140
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**                      (1,097)
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                          210,264
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                                19,930
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                                 6,669
  Putnam VT Discovery Growth
    (Pinnacle(TM))                               5,673
  Putnam VT Growth and Income
    (Pinnacle(TM))                              31,006
  Putnam VT International Equity
    (Pinnacle(TM))                              98,796
  Putnam VT Small Cap Value
    (Pinnacle(TM))                             504,377
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle(TM))
    (January 6)*                                 6,385
  Putnam VT Voyager
    (Pinnacle(TM)) (January 6)*                 (3,678)
CLASS 2:
  Franklin Growth and Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                                94,375
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                               392,066
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                                73,513
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                               193,804
  Templeton Foreign
    Securities Fund
    (Pinnacle IV(TM))
    (January 6)*                               134,290
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                               113,064
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                                64,609
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                                23,380

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                INVESTMENT
                                  INCOME         EXPENSES
                                -----------------------------
                                               MORTALITY AND
                                             EXPENSE RISK AND
                                REINVESTED    ADMINISTRATIVE   NET INVESTMENT
           DIVISION             DIVIDENDS        CHARGES       INCOME (LOSS)
-----------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                 $    1,103  $          2,519  $       (1,416)
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                        975             3,709          (2,734)
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                     11,353            19,038          (7,685)
  Templeton Foreign
    Securities Fund
    (Pinnacle(TM))
    (January 6)*                      3,137             4,624          (1,487)
  Templeton Growth Securities
    (Pinnacle(TM))
    (January 6)*                      6,211             7,394          (1,183)
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                      1,652             3,696          (2,044)
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                          -               837            (837)
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                      5,999            10,746          (4,747)
CLASS A:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))           1,177             1,195             (18)
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))           7,046             8,781          (1,735)
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                   407             1,123            (716)
  Scudder VIT EAFE Equity
    Index (Pinnacle(TM))             32,012            79,425         (47,413)
  Scudder VIT Equity 500
    Index (Pinnacle(TM))            113,350           140,772         (27,422)
  Scudder VIT Small Cap Index
    (Pinnacle(TM))                   18,340            54,351         (36,011)
CLASS B:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                 5,723             5,779             (56)
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                21,415            39,433         (18,018)
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                 1,315             8,749          (7,434)

                                                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                 -------------------------------------------------------------------------------------------------
                                                     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                    -----------------------------------------------------------
                                                                                              CHANGE IN NET       NET REALIZED AND
                                  NET REALIZED GAIN                                      UNREALIZED APPRECIATION  UNREALIZED GAIN
                                 (LOSS) ON SALES OF                                          (DEPRECIATION)            (LOSS)
           DIVISION                 INVESTMENTS      BEGINNING OF PERIOD  END OF PERIOD     DURING THE PERIOD      ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                 $             (826) $             3,769  $      40,068  $                36,299  $         35,473
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                             12,463                9,598         30,623                   21,025            33,488
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                             87,089              207,832        272,611                   64,779           151,868
  Templeton Foreign
    Securities Fund
    (Pinnacle(TM))
    (January 6)*                             24,120                5,883         61,457                   55,574            79,694
  Templeton Growth Securities
    (Pinnacle(TM))
    (January 6)*                             50,615               61,499         99,047                   37,548            88,163
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                             17,858               15,440         46,880                   31,440            49,298
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                             (2,790)                 571          6,229                    5,658             2,868
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                             41,872               29,842        111,263                   81,421           123,293
CLASS A:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))                     311                  885         17,341                   16,456            16,767
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))                   1,427               64,484        114,393                   49,909            51,336
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                        11,079               19,779         17,653                   (2,126)            8,953
  Scudder VIT EAFE Equity
    Index (Pinnacle(TM))                    133,165              107,028      1,494,807                1,387,779         1,520,944
  Scudder VIT Equity 500
    Index (Pinnacle(TM))                    466,937            1,832,292      2,318,459                  486,167           953,104
  Scudder VIT Small Cap Index
    (Pinnacle(TM))                          608,223              938,239        891,113                  (47,126)          561,097
CLASS B:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                         9,734               12,191         91,623                   79,432            89,166
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                        56,033              217,765        461,972                  244,207           300,240
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                        53,247               62,970         85,086                   22,116            75,363

                                      NET INCREASE
                                   (DECREASE) IN NET
                                 ASSETS RESULTING FROM
              DIVISION                 OPERATIONS
------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                 $              34,057
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                                30,754
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                               144,183
  Templeton Foreign
    Securities Fund
    (Pinnacle(TM))
    (January 6)*                                78,207
  Templeton Growth Securities
    (Pinnacle(TM))
    (January 6)*                                86,980
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                                47,254
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                                 2,031
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                               118,546
CLASS A:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))                     16,749
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))                     49,601
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                            8,237
  Scudder VIT EAFE Equity
    Index (Pinnacle(TM))                     1,473,531
  Scudder VIT Equity 500
    Index (Pinnacle(TM))                       925,682
  Scudder VIT Small Cap Index
    (Pinnacle(TM))                             525,086
CLASS B:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                           89,110
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                          282,222
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                           67,929

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                               Separate Account II
                                       of
                             National Integrity Life
                                Insurance Company

                       Statement of Changes in Net Assets

                      For the Year Ended December 31, 2004

                                               INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                 -------------------------------------------------------------------------------
                                                                        CHANGE IN NET
                                                 NET REALIZED GAIN  UNREALIZED APPRECIATION  NET INCREASE IN NET
                                 NET INVESTMENT  (LOSS) ON SALE OF   (DEPRECIATION) DURING    ASSETS RESULTING
            DIVISION              INCOME (LOSS)     INVESTMENTS           THE PERIOD           FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM))
    (November 22)*               $        2,418  $               1  $                   718  $             3,137
  Touchstone Balanced
    (Pinnacle IV(TM))                     1,714              7,179                   77,151               86,044
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                   (17,772)            17,535                  330,485              330,248
  Touchstone Conservative ETF
    (Pinnacle IV(TM))
    (November 22)*                          273                  -                       28                  301
  Touchstone Core Bond
    (Pinnacle IV(TM))                    14,293             (5,239)                    (191)               8,863
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                    34,896              5,523                   31,702               72,121
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                     2,825                268                    8,332               11,425
  Touchstone Enhanced ETF
    (Pinnacle IV(TM))
    (November 22)*                           19                  -                       89                  108
  Touchstone Growth & Income
    (Pinnacle IV(TM))                     4,484             13,317                   28,296               46,097
  Touchstone High Yield
    (Pinnacle IV(TM))                   112,151             28,842                  (22,216)             118,777
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                    (1,224)             3,481                   63,025               65,282
  Touchstone Moderate ETF
    (Pinnacle IV(TM))
    (November 22)*                          341                  1                      707                1,049
  Touchstone Money Market
    (Pinnacle IV(TM))                      (523)                 -                        -                 (523)
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))             (54,492)            74,900                1,093,066            1,113,474
  Touchstone Value Plus
    (Pinnacle IV(TM))                    (4,417)             9,644                   65,002               70,229
  Touchstone Aggressive ETF
    (Pinnacle(TM))
    (November 22)*                        3,408                  -                      580                3,988
  Touchstone Balanced
    (Pinnacle(TM))                        1,684             24,125                   45,390               71,199
  Touchstone Baron Small Cap
    (Pinnacle(TM))                      (54,605)           167,567                  852,521              965,483
  Touchstone Core Bond
    (Pinnacle(TM))                       14,294            (58,077)                  45,052                1,269
  Touchstone Emerging Growth
    (Pinnacle(TM))                        9,205              4,696                    4,919               18,820
  Touchstone Enhanced
    Dividend 30 (Pinnacle(TM))            2,848                503                    5,770                9,121
  Touchstone Enhanced ETF
    (Pinnacle(TM))
    (November 22)*                          584                  3                    2,997                3,584
  Touchstone Growth & Income
    (Pinnacle(TM))                        4,930             13,245                   48,122               66,297
  Touchstone High Yield
    (Pinnacle(TM))                      220,693            375,289                 (260,958)             335,024
  Touchstone Large Cap Growth
    (Pinnacle(TM))                      (15,069)            56,457                  475,384              516,772
  Touchstone Moderate ETF
    (Pinnacle(TM))
    (November 22)*                          149                  -                      279                  428
  Touchstone Money Market
    (Pinnacle(TM))                      (10,765)                 -                        -              (10,765)
  Touchstone Third Avenue
    Value (Pinnacle(TM))               (125,256)           677,249                1,892,677            2,444,670
  Touchstone Value Plus
    (Pinnacle(TM))                      (12,314)           116,433                   46,765              150,884
  JP Morgan Bond
    (Pinnacle IV(TM))                   102,906             (7,021)                 (16,898)              78,987
  JP Morgan International
    Equity (Pinnacle IV(TM))             (3,197)             6,362                   62,106               65,271
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                    (9,809)            10,848                  252,809              253,848
  JP Morgan Bond
    (Pinnacle(TM))                      363,601             (8,844)                (139,661)             215,096
  JP Morgan International
    Equities (Pinnacle(TM))              (5,632)            34,543                   98,341              127,252
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*                 (53)               461                      971                1,379
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**               (332)             3,440                   (1,988)               1,120
  Van Kampen UIF Emerging
    Markets Debt (Pinnacle(TM))         100,098             38,000                  (62,474)              75,624
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))                55,421            598,977                  240,043              894,441
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                       41,343             57,477                  553,903              652,723
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                     (121,452)           336,083                1,355,797            1,570,428
  Fidelity VIP III Growth &
    Income (Pinnacle(TM))               (23,334)            48,259                  198,417              223,342
  Fidelity VIP III Growth
    Opportunities
    (Pinnacle(TM))                      (19,655)           242,157                  (98,241)             124,261
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                          (18,042)                 -                        -              (18,042)
  MFS Capital Opportunities
    (Pinnacle IV(TM))                    (3,385)             3,701                   47,409               47,725

                                          INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                 --------------------------------------------------------------------------------------
                                                                                                        NET INCREASE
                                 CONTRIBUTIONS      CONTRACT        NET TRANSFERS     CONTRACT       (DECREASE) IN NET
                                 FROM CONTRACT  TERMINATIONS AND  AMONG INVESTMENT   MAINTENANCE   ASSETS FROM CONTRACT
            DIVISION                HOLDERS         BENEFITS           OPTIONS         CHARGES     RELATED TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM))
    (November 22)*               $           -  $              -  $        474,582  $          -  $             474,582
  Touchstone Balanced
    (Pinnacle IV(TM))                  871,443           (55,834)          305,796           (50)             1,121,355
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                  445,393           (30,726)          333,936          (550)               748,053
  Touchstone Conservative ETF
    (Pinnacle IV(TM))
    (November 22)*                      21,000                 -             1,000             -                 22,000
  Touchstone Core Bond
    (Pinnacle IV(TM))                  161,193           (45,616)          (58,671)          (44)                56,862
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                  610,695           (11,162)          151,604           (39)               751,098
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                  154,721            (1,903)            5,651            (3)               158,466
  Touchstone Enhanced ETF
    (Pinnacle IV(TM))
    (November 22)*                           -                 -             7,106             -                  7,106
  Touchstone Growth & Income
    (Pinnacle IV(TM))                  374,933           (85,948)         (257,835)         (126)                31,024
  Touchstone High Yield
    (Pinnacle IV(TM))                  496,220           (91,405)          240,439          (247)               645,007
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                   92,117           (14,428)           66,806          (111)               144,384
  Touchstone Moderate ETF
    (Pinnacle IV(TM))
    (November 22)*                           -                 -            74,996             -                 74,996
  Touchstone Money Market
    (Pinnacle IV(TM))                        -           (79,815)          (87,320)          (59)              (167,194)
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))          1,972,538          (451,660)          559,768        (1,505)             2,079,141
  Touchstone Value Plus
    (Pinnacle IV(TM))                  171,103           (33,258)           62,851          (146)               200,550
  Touchstone Aggressive ETF
    (Pinnacle(TM))
    (November 22)*                       7,447                 -           651,114             -                658,561
  Touchstone Balanced
    (Pinnacle(TM))                       5,000           (35,323)        1,057,204          (123)             1,026,758
  Touchstone Baron Small Cap
    (Pinnacle(TM))                      18,499          (353,048)         (163,563)       (1,799)              (499,911)
  Touchstone Core Bond
    (Pinnacle(TM))                       1,949          (905,511)         (455,687)         (361)            (1,359,610)
  Touchstone Emerging Growth
    (Pinnacle(TM))                       8,760            (3,867)           67,067          (141)                71,819
  Touchstone Enhanced
    Dividend 30 (Pinnacle(TM))               -           (42,144)          320,652             -                278,508
  Touchstone Enhanced ETF
    (Pinnacle(TM))
    (November 22)*                           -                 -           225,658           (27)               225,631
  Touchstone Growth & Income
    (Pinnacle(TM))                       8,689           (26,895)          362,687           (94)               344,387
  Touchstone High Yield
    (Pinnacle(TM))                      38,341          (674,706)       (1,802,621)       (1,241)            (2,440,227)
  Touchstone Large Cap Growth
    (Pinnacle(TM))                      45,234          (297,745)          (41,044)       (1,592)              (295,147)
  Touchstone Moderate ETF
    (Pinnacle(TM))
    (November 22)*                           -                 -            35,509             -                 35,509
  Touchstone Money Market
    (Pinnacle(TM))                     286,277        (7,349,661)       (2,166,526)       (2,771)            (9,232,681)
  Touchstone Third Avenue
    Value (Pinnacle(TM))                53,421        (1,039,031)         (402,021)       (3,913)            (1,391,544)
  Touchstone Value Plus
    (Pinnacle(TM))                      74,122          (106,042)         (287,024)         (761)              (319,705)
  JP Morgan Bond
    (Pinnacle IV(TM))                  456,640          (294,861)          448,525          (648)               609,656
  JP Morgan International
    Equity (Pinnacle IV(TM))           259,571            (3,308)          203,508           (48)               459,723
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                  911,045           (43,249)          225,064          (181)             1,092,679
  JP Morgan Bond
    (Pinnacle(TM))                      84,226        (1,445,889)         (483,922)       (2,484)            (1,848,069)
  JP Morgan International
    Equities (Pinnacle(TM))             12,208           (71,117)          388,356          (481)               328,966
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*                  -                 -            54,787             -                 54,787
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**               120            (5,720)          (78,302)           (2)               (83,904)
  Van Kampen UIF Emerging
    Markets Debt (Pinnacle(TM))          3,289          (231,942)           29,999          (282)              (198,936)
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))               18,009          (100,638)          (46,667)         (776)              (130,072)
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                      27,661          (783,203)          110,327        (2,056)              (647,271)
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                     144,866        (1,218,063)        1,189,620        (5,085)               111,338
  Fidelity VIP III Growth &
    Income (Pinnacle(TM))               21,861          (517,792)         (187,597)       (1,866)              (685,394)
  Fidelity VIP III Growth
    Opportunities
    (Pinnacle(TM))                      26,209          (266,011)         (577,515)         (998)              (818,315)
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                       3,764,051          (399,375)       (2,940,425)       (3,918)               420,333
  MFS Capital Opportunities
    (Pinnacle IV(TM))                  151,918           (11,444)          224,431           (72)               364,833

                                    INCREASE     NET ASSETS,
                                 (DECREASE) IN  BEGINNING OF  NET ASSETS, END
            DIVISION               NET ASSETS       YEAR          OF YEAR
-----------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM))
    (November 22)*               $     477,719  $          -  $       477,719
  Touchstone Balanced
    (Pinnacle IV(TM))                1,207,399       173,412        1,380,811
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                1,078,301       828,348        1,906,649
  Touchstone Conservative ETF
    (Pinnacle IV(TM))
    (November 22)*                      22,301             -           22,301
  Touchstone Core Bond
    (Pinnacle IV(TM))                   65,725       511,059          576,784
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                  823,219        68,027          891,246
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                  169,891        10,684          180,575
  Touchstone Enhanced ETF
    (Pinnacle IV(TM))
    (November 22)*                       7,214             -            7,214
  Touchstone Growth & Income
    (Pinnacle IV(TM))                   77,121       537,722          614,843
  Touchstone High Yield
    (Pinnacle IV(TM))                  763,784     1,142,912        1,906,696
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                  209,666       377,376          587,042
  Touchstone Moderate ETF
    (Pinnacle IV(TM))
    (November 22)*                      76,045             -           76,045
  Touchstone Money Market
    (Pinnacle IV(TM))                 (167,717)      345,713          177,996
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))          3,192,615     3,482,969        6,675,584
  Touchstone Value Plus
    (Pinnacle IV(TM))                  270,779       668,209          938,988
  Touchstone Aggressive ETF
    (Pinnacle(TM))
    (November 22)*                     662,549             -          662,549
  Touchstone Balanced
    (Pinnacle(TM))                   1,097,957       339,536        1,437,493
  Touchstone Baron Small Cap
    (Pinnacle(TM))                     465,572     4,045,940        4,511,512
  Touchstone Core Bond
    (Pinnacle(TM))                  (1,358,341)    2,240,184          881,843
  Touchstone Emerging Growth
    (Pinnacle(TM))                      90,639       143,835          234,474
  Touchstone Enhanced
    Dividend 30 (Pinnacle(TM))         287,629        14,779          302,408
  Touchstone Enhanced ETF
    (Pinnacle(TM))
    (November 22)*                     229,215             -          229,215
  Touchstone Growth & Income
    (Pinnacle(TM))                     410,684       546,204          956,888
  Touchstone High Yield
    (Pinnacle(TM))                  (2,105,203)    6,126,880        4,021,677
  Touchstone Large Cap Growth
    (Pinnacle(TM))                     221,625     4,112,066        4,333,691
  Touchstone Moderate ETF
    (Pinnacle(TM))
    (November 22)*                      35,937             -           35,937
  Touchstone Money Market
    (Pinnacle(TM))                  (9,243,446)   15,989,128        6,745,682
  Touchstone Third Avenue
    Value (Pinnacle(TM))             1,053,126    10,744,852       11,797,978
  Touchstone Value Plus
    (Pinnacle(TM))                    (168,821)    1,857,348        1,688,527
  JP Morgan Bond
    (Pinnacle IV(TM))                  688,643     2,346,443        3,035,086
  JP Morgan International
    Equity (Pinnacle IV(TM))           524,994        94,307          619,301
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                1,346,527       613,080        1,959,607
  JP Morgan Bond
    (Pinnacle(TM))                  (1,632,973)    8,772,111        7,139,138
  JP Morgan International
    Equities (Pinnacle(TM))            456,218       609,949        1,066,167
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*             56,166             -           56,166
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**           (82,784)       82,784                -
  Van Kampen UIF Emerging
    Markets Debt (Pinnacle(TM))       (123,312)    1,064,061          940,749
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))              764,369     2,599,734        3,364,103
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                       5,452     6,989,716        6,995,168
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                   1,681,766    11,412,388       13,094,154
  Fidelity VIP III Growth &
    Income (Pinnacle(TM))             (462,052)    5,844,996        5,382,944
  Fidelity VIP III Growth
    Opportunities
    (Pinnacle(TM))                    (694,054)    3,031,413        2,337,359
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                         402,291     4,225,181        4,627,472
  MFS Capital Opportunities
    (Pinnacle IV(TM))                  412,558        57,647          470,205

                                                UNIT TRANSACTIONS
                                   -----------------------------------------------
                                                                       INCREASE
                                     UNITS     UNITS       UNITS     (DECREASE) IN
            DIVISION               PURCHASED  REDEEMED  TRANSFERRED      UNITS
----------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM))
    (November 22)*                         -         -       46,516         46,516
  Touchstone Balanced
    (Pinnacle IV(TM))                 77,903    (4,861)      26,842         99,884
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                 35,581    (2,473)      25,615         58,723
  Touchstone Conservative ETF
    (Pinnacle IV(TM))
    (November 22)*                     2,097         -           98          2,195
  Touchstone Core Bond
    (Pinnacle IV(TM))                 14,945    (4,254)      (5,481)         5,210
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                 54,221      (974)      13,159         66,406
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                 15,034      (182)         543         15,395
  Touchstone Enhanced ETF
    (Pinnacle IV(TM))
    (November 22)*                         -         -          687            687
  Touchstone Growth & Income
    (Pinnacle IV(TM))                 34,263    (7,867)     (23,678)         2,718
  Touchstone High Yield
    (Pinnacle IV(TM))                 40,402    (7,463)      19,399         52,338
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                  9,445    (1,515)       7,063         14,993
  Touchstone Moderate ETF
    (Pinnacle IV(TM))
    (November 22)*                         -         -        7,419          7,419
  Touchstone Money Market
    (Pinnacle IV(TM))                      -    (8,043)      (8,795)       (16,838)
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))          157,927   (36,911)      44,116        165,132
  Touchstone Value Plus
    (Pinnacle IV(TM))                 16,584    (3,321)       6,178         19,441
  Touchstone Aggressive ETF
    (Pinnacle(TM))
    (November 22)*                       725         -       63,788         64,513
  Touchstone Balanced
    (Pinnacle(TM))                       443    (3,134)      91,938         89,247
  Touchstone Baron Small Cap
    (Pinnacle(TM))                       824   (16,149)      (8,066)       (23,391)
  Touchstone Core Bond
    (Pinnacle(TM))                       180   (84,104)     (44,536)      (128,460)
  Touchstone Emerging Growth
    (Pinnacle(TM))                       762      (350)       5,720          6,132
  Touchstone Enhanced
    Dividend 30 (Pinnacle(TM))             -    (3,971)      29,974         26,003
  Touchstone Enhanced ETF
    (Pinnacle(TM))
    (November 22)*                         -        (3)      21,833         21,830
  Touchstone Growth & Income
    (Pinnacle(TM))                       793    (2,428)      32,522         30,887
  Touchstone High Yield
    (Pinnacle(TM))                     3,109   (54,954)    (149,913)      (201,758)
  Touchstone Large Cap Growth
    (Pinnacle(TM))                     2,594   (17,157)      (2,379)       (16,942)
  Touchstone Moderate ETF
    (Pinnacle(TM))
    (November 22)*                         -         -        3,506          3,506
  Touchstone Money Market
    (Pinnacle(TM))                    28,760  (738,230)    (217,656)      (927,126)
  Touchstone Third Avenue
    Value (Pinnacle(TM))               1,469   (28,142)     (10,378)       (37,051)
  Touchstone Value Plus
    (Pinnacle(TM))                     7,312   (10,564)     (27,802)       (31,054)
  JP Morgan Bond
    (Pinnacle IV(TM))                 41,745   (26,988)      41,186         55,943
  JP Morgan International
    Equity (Pinnacle IV(TM))          22,501      (288)      16,253         38,466
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                 73,056    (3,437)      18,076         87,695
  JP Morgan Bond
    (Pinnacle(TM))                     6,236  (107,126)     (36,254)      (137,144)
  JP Morgan International
    Equities (Pinnacle(TM))            1,153    (7,253)      36,718         30,618
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*                -         -        4,884          4,884
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**               9      (446)      (6,191)        (6,628)
  Van Kampen UIF Emerging
    Markets Debt (Pinnacle(TM))          216   (14,424)       1,780        (12,428)
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))                981    (5,728)      (1,428)        (6,175)
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                     2,127   (60,969)       9,348        (49,494)
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                     9,909   (83,724)      79,553          5,738
  Fidelity VIP III Growth &
    Income (Pinnacle(TM))              1,773   (42,646)     (15,370)       (56,243)
  Fidelity VIP III Growth
    Opportunities
    (Pinnacle(TM))                     2,801   (29,365)     (62,827)       (89,391)
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                       379,138   (40,583)    (296,291)        42,264
  MFS Capital Opportunities
    (Pinnacle IV(TM))                 15,926    (1,181)      23,752         38,497

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                               INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                 -------------------------------------------------------------------------------
                                                                        CHANGE IN NET
                                                 NET REALIZED GAIN  UNREALIZED APPRECIATION  NET INCREASE IN NET
                                 NET INVESTMENT  (LOSS) ON SALE OF   (DEPRECIATION) DURING    ASSETS RESULTING
            DIVISION              INCOME (LOSS)     INVESTMENTS           THE PERIOD           FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Emerging Growth
   (Pinnacle IV(TM))             $       (5,505) $          35,840  $                (1,137) $            29,198
  MFS Investors Growth Stock
   (Pinnacle IV(TM))                       (791)             6,053                   (1,441)               3,821
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                   (20,676)             9,438                  192,083              180,845
  MFS New Discovery
    (Pinnacle IV(TM))                    (3,294)             1,201                   (1,078)              (3,171)
  MFS Total Return
    (Pinnacle IV(TM))                    (1,927)            20,127                  191,589              209,789
  Fidelity VIP Growth
    (Pinnacle(TM))                      (44,039)           290,545                 (150,195)              96,311
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                     (115,697)           487,924                1,562,852            1,935,079
  MFS Capital Opportunities
    (Pinnacle(TM))                      (19,016)            70,448                   76,001              127,433
  MFS Emerging Growth
    (Pinnacle(TM))                      (10,023)           (29,096)                 114,587               75,468
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*                  (4)                 -                       97                   93
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**               (539)           111,728                 (129,693)             (18,504)
  MFS Mid Cap Growth
    (Pinnacle(TM))                      (16,424)            40,118                  125,124              148,818
  MFS New Discovery
    (Pinnacle(TM))                      (13,048)            99,119                  (74,539)              11,532
  MFS Total Return
    (Pinnacle(TM)) (May 1)*                (163)                 8                    2,179                2,024
  MFS Investors Trust
    (Pinnacle IV(TM)) (May 7)**             (45)            15,339                  (19,556)              (4,262)
  MFS Research
    (Pinnacle IV(TM))
    (May 7)**                               236              7,890                   (7,449)                 677
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM))
    (May 1)*                               (211)                 5                    2,249                2,043
  Fidelity VIP Balanced
    (Pinnacle IV(TM))
    (May 1)*                               (152)             2,415                   13,504               15,767
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                   (45,023)            87,835                  481,564              524,376
  Fidelity VIP Dynamic
    Capital Appreciation
    (Pinnacle IV(TM))                       (17)                 2                      545                  530
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                    (3,026)            31,430                  201,755              230,159
  Fidelity VIP Growth
    (Pinnacle IV(TM))                   (20,316)           136,456                  (73,336)              42,804
  Fidelity VIP Growth &
    Income (Pinnacle IV(TM))            (13,503)            57,997                   30,886               75,380
  Fidelity VIP Growth
    Opportunities
    (Pinnacle IV(TM))
    (May 1)*                             (1,638)             1,265                    9,975                9,602
  Fidelity VIP High Income
    (Pinnacle IV(TM))                    29,922               (523)                   2,975               32,374
  Fidelity VIP Investment
    Grade Bond
    (Pinnacle IV(TM))
    (May 1)*                             (1,063)             1,337                    3,261                3,535
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                   (20,500)            93,522                  295,339              368,361
  Fidelity VIP Overseas
    (Pinnacle IV(TM))
    (May 1)*                               (212)               305                    6,486                6,579
  Fidelity VIP Asset Manager
    (Pinnacle(TM)) (May 1)*                 (57)               622                        -                  565
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*                (713)             1,297                    5,979                6,563
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*                (585)             8,480                      542                8,437
  Fidelity VIP Investment
    Grade Bond (Pinnacle(TM))
    (May 1)*                               (372)             2,030                      105                1,763
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*                (231)                10                    5,746                5,525
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**             (2,755)            19,272                  (38,164)             (21,647)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**             (3,559)            83,336                  (68,373)              11,404
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM))
    (May 7)**                              (655)            15,231                  (13,260)               1,316
  Janus Aspen Growth
    (Pinnacle IV(TM))
    (May 7)**                              (397)             1,984                   (4,704)              (3,117)
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))
    (May 7)**                              (736)            11,982                  (16,659)              (5,413)
  Janus Aspen International
    Growth (Pinnacle IV(TM))
    (May 7)**                               (72)            (1,489)                    (454)              (2,015)
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))
    (May 7)**                           (36,307)           784,115                 (937,467)            (189,659)
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                    23,549              2,561                   (6,943)              19,167
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))             25,955            114,182                  304,509              444,646

                                          INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                 --------------------------------------------------------------------------------------
                                                                                                        NET INCREASE
                                 CONTRIBUTIONS      CONTRACT        NET TRANSFERS     CONTRACT       (DECREASE) IN NET
                                 FROM CONTRACT  TERMINATIONS AND  AMONG INVESTMENT   MAINTENANCE   ASSETS FROM CONTRACT
            DIVISION                HOLDERS         BENEFITS           OPTIONS         CHARGES     RELATED TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Emerging Growth
   (Pinnacle IV(TM))             $      64,222  $        (13,009) $        (51,920) $        (70) $                (777)
  MFS Investors Growth Stock
   (Pinnacle IV(TM))                     1,599           (42,226)           36,776           (37)                (3,888)
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                  505,069           (57,890)          166,964          (354)               613,789
  MFS New Discovery
    (Pinnacle IV(TM))                   61,431           (28,815)          (56,781)          (24)               (24,189)
  MFS Total Return
    (Pinnacle IV(TM))                1,006,154           (93,888)          408,661          (306)             1,320,621
  Fidelity VIP Growth
    (Pinnacle(TM))                      34,996          (281,571)          119,680        (2,267)              (129,162)
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                      39,708          (757,710)        1,404,071        (2,842)               683,227
  MFS Capital Opportunities
    (Pinnacle(TM))                       5,718          (139,980)          972,608          (518)               837,828
  MFS Emerging Growth
    (Pinnacle(TM))                      10,972           (53,118)          (71,373)         (270)              (113,789)
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*                  -                 -             2,357             -                  2,357
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**                75           (14,744)         (828,751)          (29)              (843,449)
  MFS Mid Cap Growth
    (Pinnacle(TM))                       3,714           (28,395)          (74,582)         (395)               (99,658)
  MFS New Discovery
    (Pinnacle(TM))                       9,127           (57,156)         (228,002)         (404)              (276,435)
  MFS Total Return
    (Pinnacle(TM)) (May 1)*                  -                 -            17,945             -                 17,945
  MFS Investors Trust
    (Pinnacle IV(TM)) (May 7)**         16,463              (265)         (150,490)            -               (134,292)
  MFS Research
    (Pinnacle IV(TM))
    (May 7)**                              953            (1,049)          (80,815)           (5)               (80,916)
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM))
    (May 1)*                            45,470                 -            38,475             -                 83,945
  Fidelity VIP Balanced
    (Pinnacle IV(TM))
    (May 1)*                            65,356           (51,094)          175,385           (66)               189,581
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                1,854,988          (138,141)        1,031,826          (824)             2,747,849
  Fidelity VIP Dynamic
    Capital Appreciation
    (Pinnacle IV(TM))                        -                 -             5,317             -                  5,317
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                  996,442          (220,811)          319,683          (448)             1,094,866
  Fidelity VIP Growth
    (Pinnacle IV(TM))                  494,785          (189,010)           51,336          (405)               356,706
  Fidelity VIP Growth &
    Income (Pinnacle IV(TM))           571,674          (124,881)           30,861          (503)               477,151
  Fidelity VIP Growth
    Opportunities
    (Pinnacle IV(TM))
    (May 1)*                            63,843            (7,052)           32,292           (47)                89,036
  Fidelity VIP High Income
    (Pinnacle IV(TM))                  119,347           (13,196)           22,268           (39)               128,380
  Fidelity VIP Investment
    Grade Bond
    (Pinnacle IV(TM))
    (May 1)*                           115,472            (3,312)          176,535            (9)               288,686
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                  592,109          (172,232)          628,138          (392)             1,047,623
  Fidelity VIP Overseas
    (Pinnacle IV(TM))
    (May 1)*                            20,675                 -            46,334            (6)                67,003
  Fidelity VIP Asset Manager
    (Pinnacle(TM)) (May 1)*                  -                 -              (565)            -                   (565)
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*                  -           (84,802)          199,288            (5)               114,481
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*                  -                 -            39,207             -                 39,207
  Fidelity VIP Investment
    Grade Bond (Pinnacle(TM))
    (May 1)*                                 -                 -            28,639           (11)                28,628
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*                  -                 -            49,814             -                 49,814
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**                 -            (1,260)         (562,475)          (72)              (563,807)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**               400            (1,537)         (735,991)          (32)              (737,160)
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM))
    (May 7)**                           35,633            (1,035)         (134,419)          (20)               (99,841)
  Janus Aspen Growth
    (Pinnacle IV(TM))
    (May 7)**                              306              (597)          (68,495)          (17)               (68,803)
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))
    (May 7)**                           28,673              (455)         (144,901)          (35)              (116,718)
  Janus Aspen International
    Growth (Pinnacle IV(TM))
    (May 7)**                           23,805                 -           (27,616)           (6)                (3,817)
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))
    (May 7)**                           26,792          (416,398)       (7,694,687)         (907)            (8,085,200)
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                   76,051            (8,009)           (5,856)          (90)                62,096
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))           697,053           (64,391)          288,887          (304)               921,245

                                    INCREASE     NET ASSETS,
                                 (DECREASE) IN  BEGINNING OF  NET ASSETS, END
            DIVISION               NET ASSETS       YEAR          OF YEAR
-----------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Emerging Growth
   (Pinnacle IV(TM))             $      28,421  $    306,468  $       334,889
  MFS Investors Growth Stock
   (Pinnacle IV(TM))                       (67)       38,567           38,500
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                  794,634     1,003,645        1,798,279
  MFS New Discovery
    (Pinnacle IV(TM))                  (27,360)      190,904          163,544
  MFS Total Return
    (Pinnacle IV(TM))                1,530,410     1,233,674        2,764,084
  Fidelity VIP Growth
    (Pinnacle(TM))                     (32,851)    3,426,211        3,393,360
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                   2,618,306     7,732,168       10,350,474
  MFS Capital Opportunities
    (Pinnacle(TM))                     965,261       746,265        1,711,526
  MFS Emerging Growth
    (Pinnacle(TM))                     (38,321)      760,890          722,569
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*              2,450             -            2,450
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**          (861,953)      861,953                -
  MFS Mid Cap Growth
    (Pinnacle(TM))                      49,160     1,277,770        1,326,930
  MFS New Discovery
    (Pinnacle(TM))                    (264,903)    1,080,888          815,985
  MFS Total Return
    (Pinnacle(TM)) (May 1)*             19,969             -           19,969
  MFS Investors Trust
    (Pinnacle IV(TM)) (May 7)**       (138,554)      138,554                -
  MFS Research
    (Pinnacle IV(TM))
    (May 7)**                          (80,239)       80,239                -
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM))
    (May 1)*                            85,988             -           85,988
  Fidelity VIP Balanced
    (Pinnacle IV(TM))
    (May 1)*                           205,348       251,738          457,086
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                3,272,225     1,880,048        5,152,273
  Fidelity VIP Dynamic
    Capital Appreciation
    (Pinnacle IV(TM))                    5,847             -            5,847
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                1,325,025     1,493,201        2,818,226
  Fidelity VIP Growth
    (Pinnacle IV(TM))                  399,510     1,172,562        1,572,072
  Fidelity VIP Growth &
    Income (Pinnacle IV(TM))           552,531     1,484,159        2,036,690
  Fidelity VIP Growth
    Opportunities
    (Pinnacle IV(TM))
    (May 1)*                            98,638       100,006          198,644
  Fidelity VIP High Income
    (Pinnacle IV(TM))                  160,754       379,101          539,855
  Fidelity VIP Investment
    Grade Bond
    (Pinnacle IV(TM))
    (May 1)*                           292,221             -          292,221
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                1,415,984       795,772        2,211,756
  Fidelity VIP Overseas
    (Pinnacle IV(TM))
    (May 1)*                            73,582             -           73,582
  Fidelity VIP Asset Manager
    (Pinnacle(TM)) (May 1)*                  -             -                -
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*            121,044             -          121,044
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*             47,644             -           47,644
  Fidelity VIP Investment
    Grade Bond (Pinnacle(TM))
    (May 1)*                            30,391             -           30,391
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*             55,339             -           55,339
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**          (585,454)      585,454                -
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**          (725,756)      725,756                -
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM))
    (May 7)**                          (98,525)       98,525                -
  Janus Aspen Growth
    (Pinnacle IV(TM))
    (May 7)**                          (71,920)       71,920                -
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))
    (May 7)**                         (122,131)      122,131                -
  Janus Aspen International
    Growth (Pinnacle IV(TM))
    (May 7)**                           (5,832)        5,832                -
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))
    (May 7)**                       (8,274,859)    8,274,859                -
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                   81,263       159,301          240,564
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))         1,365,891       695,535        2,061,426

                                                UNIT TRANSACTIONS
                                   -----------------------------------------------
                                                                       INCREASE
                                     UNITS     UNITS       UNITS     (DECREASE) IN
            DIVISION               PURCHASED  REDEEMED  TRANSFERRED      UNITS
----------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Emerging Growth
   (Pinnacle IV(TM))                   6,762    (1,374)      (5,927)          (539)
  MFS Investors Growth Stock
   (Pinnacle IV(TM))                     171    (4,484)       4,024           (289)
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                 54,743    (6,290)      18,120         66,573
  MFS New Discovery
    (Pinnacle IV(TM))                  6,185    (3,083)      (6,642)        (3,540)
  MFS Total Return
    (Pinnacle IV(TM))                 90,947    (8,483)      36,605        119,069
  Fidelity VIP Growth
    (Pinnacle(TM))                     4,450   (36,742)      20,002        (12,290)
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                     1,931   (35,846)      67,283         33,368
  MFS Capital Opportunities
    (Pinnacle(TM))                       888   (22,471)     146,561        124,978
  MFS Emerging Growth
    (Pinnacle(TM))                     2,071   (10,099)     (13,416)       (21,444)
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*                -         -          225            225
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**              10    (1,943)    (112,841)      (114,774)
  MFS Mid Cap Growth
    (Pinnacle(TM))                       571    (4,587)     (12,453)       (16,469)
  MFS New Discovery
    (Pinnacle(TM))                     1,023    (6,949)     (29,240)       (35,166)
  MFS Total Return
    (Pinnacle(TM)) (May 1)*                -         -        1,827          1,827
  MFS Investors Trust
    (Pinnacle IV(TM)) (May 7)**        1,659       (27)     (15,727)       (14,095)
  MFS Research
    (Pinnacle IV(TM))
    (May 7)**                             93      (105)      (8,159)        (8,171)
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM))
    (May 1)*                           4,500         -        3,800          8,300
  Fidelity VIP Balanced
    (Pinnacle IV(TM))
    (May 1)*                           5,889    (4,562)      15,608         16,935
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                155,523   (11,467)      85,697        229,753
  Fidelity VIP Dynamic
    Capital Appreciation
    (Pinnacle IV(TM))                      -         -          512            512
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                 90,034   (19,701)      28,225         98,558
  Fidelity VIP Growth
    (Pinnacle IV(TM))                 52,933   (20,525)       6,335         38,743
  Fidelity VIP Growth &
    Income (Pinnacle IV(TM))          53,916   (11,925)       2,776         44,767
  Fidelity VIP Growth
    Opportunities
    (Pinnacle IV(TM))
    (May 1)*                           6,070      (686)       3,141          8,525
  Fidelity VIP High Income
    (Pinnacle IV(TM))                 10,190    (1,126)       1,549         10,613
  Fidelity VIP Investment
    Grade Bond
    (Pinnacle IV(TM))
    (May 1)*                          11,287      (322)      17,351         28,316
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                 46,644   (13,066)      47,689         81,267
  Fidelity VIP Overseas
    (Pinnacle IV(TM))
    (May 1)*                           2,037        (1)       4,617          6,653
  Fidelity VIP Asset Manager
    (Pinnacle(TM)) (May 1)*                -         -            -              -
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*                -    (8,087)      19,615         11,528
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*                -         -        4,432          4,432
  Fidelity VIP Investment
    Grade Bond (Pinnacle(TM))
    (May 1)*                               -        (1)       2,943          2,942
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*                -         -        4,999          4,999
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**               -      (219)     (95,757)       (95,976)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**              88      (352)    (167,735)      (167,999)
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM))
    (May 7)**                          3,197       (94)     (12,142)        (9,039)
  Janus Aspen Growth
    (Pinnacle IV(TM))
    (May 7)**                             30       (62)      (7,160)        (7,192)
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))
    (May 7)**                          2,911       (50)     (15,504)       (12,643)
  Janus Aspen International
    Growth (Pinnacle IV(TM))
    (May 7)**                          2,109        (1)      (2,664)          (556)
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))
    (May 7)**                          2,229   (34,747)    (673,528)      (706,046)
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                  5,788      (610)        (384)         4,794
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))          48,329    (4,248)      19,546         63,627

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                 -------------------------------------------------------------------------------
                                                                        CHANGE IN NET
                                                 NET REALIZED GAIN  UNREALIZED APPRECIATION  NET INCREASE IN NET
                                 NET INVESTMENT  (LOSS) ON SALE OF   (DEPRECIATION) DURING    ASSETS RESULTING
            DIVISION              INCOME (LOSS)     INVESTMENTS           THE PERIOD           FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------
CLASS 1 (CONTINUED):
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                 $      122,385  $         339,849  $               440,164  $           902,398
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                        389,706            767,485                1,300,544            2,457,735
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                    (1,155)             1,771                    7,449                8,065
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                        75              8,036                   61,008               69,119
  Putnam VT International
    Equity (Pinnacle IV(TM))             (1,974)            21,253                   70,861               90,140
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**                 (122)              (718)                    (257)              (1,097)
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                   (10,388)            62,426                  158,226              210,264
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                            764              2,712                   16,454               19,930
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                         (1,179)             1,378                    6,470                6,669
  Putnam VT Discovery Growth
    (Pinnacle(TM))                       (1,400)            11,593                   (4,520)               5,673
  Putnam VT Growth and Income
    (Pinnacle(TM))                        1,041             96,562                  (66,597)              31,006
  Putnam VT International
    Equity (Pinnacle(TM))                 1,874            104,739                   (7,817)              98,796
  Putnam VT Small Cap Value
    (Pinnacle(TM))                      (23,306)           375,167                  152,516              504,377
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle(TM))
    (January 6)*                             (4)             4,759                    1,630                6,385
  Putnam VT Voyager
    (Pinnacle(TM))
    (January 6)*                           (945)               387                   (3,120)              (3,678)
CLASS 2:
  Franklin Growth and Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                          8,821             10,646                   74,908               94,375
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                         51,871             92,164                  248,031              392,066
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                         (7,179)             6,958                   73,734               73,513
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                        (10,429)            14,694                  189,539              193,804
  Templeton Foreign
    Securities Fund
    (Pinnacle IV(TM))
    (January 6)*                         (2,688)            18,067                  118,911              134,290
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                         (2,720)            15,079                  100,705              113,064
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                         (3,125)            27,505                   40,229               64,609
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                         (2,792)               250                   25,922               23,380
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                         (1,416)              (826)                  36,299               34,057
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                         (2,734)            12,463                   21,025               30,754
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                         (7,685)            87,089                   64,779              144,183
  Templeton Foreign
    Securities Fund
    (Pinnacle(TM))
    (January 6)*                         (1,487)            24,120                   55,574               78,207
  Templeton Growth
    Securities (Pinnacle(TM))
    (January 6)*                         (1,183)            50,615                   37,548               86,980
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                         (2,044)            17,858                   31,440               47,254
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                           (837)            (2,790)                   5,658                2,031
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                         (4,747)            41,872                   81,421              118,546
CLASS A:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))                 (18)               311                   16,456               16,749
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))              (1,735)             1,427                   49,909               49,601
  Scudder VIT Small Cap
    Index (Pinnacle IV(TM))                (716)            11,079                   (2,126)               8,237
  Scudder VIT EAFE Equity
    Index (Pinnacle(TM))                (47,413)           133,165                1,387,779            1,473,531
  Scudder VIT Equity 500
    Index (Pinnacle(TM))                (27,422)           466,937                  486,167              925,682
  Scudder VIT Small Cap
    Index (Pinnacle(TM))                (36,011)           608,223                  (47,126)             525,086
CLASS B:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))                 (56)             9,734                   79,432               89,110
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))             (18,018)            56,033                  244,207              282,222
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                    (7,434)            53,247                   22,116               67,929

                                          INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                 --------------------------------------------------------------------------------------
                                                                                                        NET INCREASE
                                 CONTRIBUTIONS      CONTRACT        NET TRANSFERS     CONTRACT       (DECREASE) IN NET
                                 FROM CONTRACT  TERMINATIONS AND  AMONG INVESTMENT   MAINTENANCE   ASSETS FROM CONTRACT
            DIVISION                HOLDERS         BENEFITS           OPTIONS         CHARGES     RELATED TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
CLASS 1 (CONTINUED):
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                 $      70,203  $     (1,223,041) $       (151,254) $     (5,005) $          (1,309,097)
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                       105,661        (2,543,115)          387,981        (6,762)            (2,056,235)
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                   25,461            (1,157)           19,794            (5)                44,093
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                  176,145           (21,525)          182,220          (245)               336,595
  Putnam VT International
    Equity (Pinnacle IV(TM))            73,337           (28,183)          463,491           (51)               508,594
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**                 160                 -           (10,332)            -                (10,172)
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                  131,030          (138,344)          351,660          (492)               343,854
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                        25,079            (3,677)          188,192           (42)               209,552
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                        43,723              (387)           52,787            (9)                96,114
  Putnam VT Discovery Growth
    (Pinnacle(TM))                       9,365           (10,960)          (54,800)          (21)               (56,416)
  Putnam VT Growth and Income
    (Pinnacle(TM))                      12,486            (4,308)         (232,037)          (58)              (223,917)
  Putnam VT International
    Equity (Pinnacle(TM))                4,270           (51,485)         (275,564)         (128)              (322,907)
  Putnam VT Small Cap Value
    (Pinnacle(TM))                      14,032          (369,129)          681,341          (563)               325,681
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle(TM))
    (January 6)*                             -            (4,025)           33,280           (41)                29,214
  Putnam VT Voyager
    (Pinnacle(TM))
    (January 6)*                           240            (7,515)           (8,603)          (26)               (15,904)
CLASS 2:
  Franklin Growth and Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                       276,860           (47,298)          488,592          (406)               717,748
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                     1,996,129          (208,918)          475,354          (457)             2,262,108
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                       667,099           (10,953)          476,495           (37)             1,132,604
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                     1,148,193           (76,870)          593,071          (125)             1,664,269
  Templeton Foreign
    Securities Fund
    (Pinnacle IV(TM))
    (January 6)*                       526,512           (85,425)          326,587           (74)               767,600
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                       417,962           (48,028)          394,219           (30)               764,123
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                       219,902           (84,552)          208,697           (51)               343,996
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                       271,845           (40,506)          102,281           (20)               333,600
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                       109,465            (6,936)           91,116           (22)               193,623
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                         5,011           (50,187)          300,555           (48)               255,331
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                         2,729          (239,968)          188,067          (539)               (49,711)
  Templeton Foreign
    Securities Fund
    (Pinnacle(TM))
    (January 6)*                            52            (5,023)          748,587           (47)               743,569
  Templeton Growth
    Securities (Pinnacle(TM))
    (January 6)*                         2,433          (127,867)          346,053          (239)               220,380
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                         1,761           (19,339)          199,826          (141)               182,107
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                             -              (972)           28,121           (16)                27,133
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                         7,503           (16,145)          216,554          (104)               207,808
CLASS A:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))                  -            (8,414)           51,145           (22)                42,709
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))              4,457           (41,404)          (66,441)         (183)              (103,571)
  Scudder VIT Small Cap
    Index (Pinnacle IV(TM))                  -            (6,272)          (21,640)          (58)               (27,970)
  Scudder VIT EAFE Equity
    Index (Pinnacle(TM))                23,792          (597,915)        7,116,190        (2,367)             6,539,700
  Scudder VIT Equity 500
    Index (Pinnacle(TM))               114,154        (1,016,655)          942,435        (4,902)                35,032
  Scudder VIT Small Cap
    Index (Pinnacle(TM))                38,435          (835,465)          123,881          (974)              (674,123)
CLASS B:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))            289,534           (19,243)          265,028          (142)               535,177
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))          1,437,860          (139,790)          734,172          (595)             2,031,647
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                  275,564          (133,753)           15,272          (153)               156,930

                                    INCREASE     NET ASSETS,
                                 (DECREASE) IN  BEGINNING OF  NET ASSETS, END
            DIVISION               NET ASSETS       YEAR          OF YEAR
-----------------------------------------------------------------------------
CLASS 1 (CONTINUED):
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                 $    (406,699) $ 10,578,225  $    10,171,526
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                       401,500    20,670,488       21,071,988
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                   52,158        26,887           79,045
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                  405,714       459,161          864,875
  Putnam VT International
    Equity (Pinnacle IV(TM))           598,734       188,812          787,546
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**             (11,269)       11,269                -
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                  554,118       742,274        1,296,392
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                       229,482       163,934          393,416
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                       102,783        39,302          142,085
  Putnam VT Discovery Growth
    (Pinnacle(TM))                     (50,743)      148,142           97,399
  Putnam VT Growth and Income
    (Pinnacle(TM))                    (192,911)      487,136          294,225
  Putnam VT International
    Equity (Pinnacle(TM))             (224,111)      955,825          731,714
  Putnam VT Small Cap Value
    (Pinnacle(TM))                     830,058     1,888,618        2,718,676
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle(TM))
    (January 6)*                        35,599        53,883           89,482
  Putnam VT Voyager
    (Pinnacle(TM))
    (January 6)*                       (19,582)       77,411           57,829
CLASS 2:
  Franklin Growth and Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                       812,123       578,330        1,390,453
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                     2,654,174     1,432,912        4,087,086
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                     1,206,117       233,049        1,439,166
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                     1,858,073       591,863        2,449,936
  Templeton Foreign
    Securities Fund
    (Pinnacle IV(TM))
    (January 6)*                       901,890       290,738        1,192,628
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                       877,187       207,725        1,084,912
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                       408,605       195,748          604,353
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                       356,980           777          357,757
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                       227,680        75,184          302,864
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                       286,085       148,782          434,867
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                        94,472     1,308,623        1,403,095
  Templeton Foreign
    Securities Fund
    (Pinnacle(TM))
    (January 6)*                       821,776       131,986          953,762
  Templeton Growth
    Securities (Pinnacle(TM))
    (January 6)*                       307,360       387,747          695,107
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                       229,361       189,170          418,531
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                        29,164        37,114           66,278
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                       326,354       574,233          900,587
CLASS A:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))             59,458        48,863          108,321
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))            (53,970)      629,125          575,155
  Scudder VIT Small Cap
    Index (Pinnacle IV(TM))            (19,733)       80,539           60,806
  Scudder VIT EAFE Equity
    Index (Pinnacle(TM))             8,013,231     1,218,993        9,232,224
  Scudder VIT Equity 500
    Index (Pinnacle(TM))               960,714    10,345,397       11,306,111
  Scudder VIT Small Cap
    Index (Pinnacle(TM))              (149,037)    4,183,377        4,034,340
CLASS B:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))            624,287        91,310          715,597
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))          2,313,869     1,607,340        3,921,209
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                  224,859       429,873          654,732

                                                UNIT TRANSACTIONS
                                   -----------------------------------------------
                                                                       INCREASE
                                     UNITS     UNITS       UNITS     (DECREASE) IN
            DIVISION               PURCHASED  REDEEMED  TRANSFERRED      UNITS
----------------------------------------------------------------------------------
CLASS 1 (CONTINUED):
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                       5,825  (100,184)     (13,051)      (107,410)
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                       8,065  (193,744)      31,675       (154,004)
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                  2,842      (117)       2,032          4,757
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                 16,259    (2,007)      17,036         31,288
  Putnam VT International
    Equity (Pinnacle IV(TM))           6,597    (2,545)      41,355         45,407
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**                12         -         (915)          (903)
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                  9,721   (10,596)      25,105         24,230
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                       2,205      (327)      16,449         18,327
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                       3,794       (35)       4,574          8,333
  Putnam VT Discovery Growth
    (Pinnacle(TM))                       894    (1,088)      (5,075)        (5,269)
  Putnam VT Growth and Income
    (Pinnacle(TM))                     1,138      (396)     (21,228)       (20,486)
  Putnam VT International
    Equity (Pinnacle(TM))                425    (5,311)     (26,927)       (31,813)
  Putnam VT Small Cap Value
    (Pinnacle(TM))                     1,065   (26,428)      49,867         24,504
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle(TM))
    (January 6)*                           -      (366)       3,043          2,677
  Putnam VT Voyager
    (Pinnacle(TM))
    (January 6)*                          21      (678)      (1,176)        (1,833)
CLASS 2:
  Franklin Growth and Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                      22,964    (3,934)      39,785         58,815
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                     154,777   (16,174)      36,604        175,207
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                      55,371      (916)      39,274         93,729
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                      91,469    (6,055)      47,619        133,033
  Templeton Foreign
    Securities Fund
    (Pinnacle IV(TM))
    (January 6)*                      39,559    (6,528)      24,605         57,636
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                      32,621    (3,589)      30,218         59,250
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                      17,055    (6,620)      16,007         26,442
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                      23,154    (3,389)       8,586         28,351
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                       7,178      (453)       5,429         12,154
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                         406    (4,081)      25,369         21,694
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                         217   (19,010)      15,032         (3,761)
  Templeton Foreign
    Securities Fund
    (Pinnacle(TM))
    (January 6)*                           4      (380)      54,280         53,904
  Templeton Growth
    Securities (Pinnacle(TM))
    (January 6)*                         186    (9,515)      26,875         17,546
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                         136    (1,451)      15,237         13,922
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                           -       (84)       2,242          2,158
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                         473    (1,146)      12,348         11,675
CLASS A:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))                -      (734)       4,675          3,941
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))              431    (4,007)      (6,357)        (9,933)
  Scudder VIT Small Cap
    Index (Pinnacle IV(TM))                -      (511)      (1,833)        (2,344)
  Scudder VIT EAFE Equity
    Index (Pinnacle(TM))               2,530   (62,329)     775,435        715,636
  Scudder VIT Equity 500
    Index (Pinnacle(TM))               9,546   (85,657)      77,254          1,143
  Scudder VIT Small Cap
    Index (Pinnacle(TM))               2,951   (66,658)       5,276        (58,431)
CLASS B:
  Scudder VIT EAFE Equity
    Index (Pinnacle IV(TM))           26,968    (1,782)      25,845         51,031
  Scudder VIT Equity 500
    Index (Pinnacle IV(TM))          134,646   (13,217)      68,545        189,974
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                 24,325   (12,278)         366         12,413

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                        Statement of Changes in Net Assets

                      For the Year Ended December 31, 2003

                                              INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                 -------------------------------------------------------------------------------
                                                                        CHANGE IN NET
                                                                          UNREALIZED           NET INCREASE IN
                                                 NET REALIZED GAIN       APPRECIATION             NET ASSETS
                                 NET INVESTMENT  (LOSS) ON SALE OF   (DEPRECIATION) DURING     RESULTING FROM
            DIVISION              INCOME (LOSS)     INVESTMENTS           THE PERIOD              OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (Pinnacle(TM))
    (April 28)**                 $           71  $         (27,248) $               110,177  $            83,000
  Gabelli Large Cap Value
    (Pinnacle IV(TM))
    (April 28)**                            153             (6,039)                  24,385               18,499
  Touchstone Growth/Value
    (Pinnacle IV(TM))
    (April 28)**                            (88)             1,514                      110                1,536
  Touchstone Growth/Value
    (Pinnacle(TM))
    (April 28)**                             (1)               278                        -                  277
  Touchstone International
    Equity (Pinnacle IV(TM))
    (July 25)**                              15                 57                        -                   72
  Touchstone International
    Equity (Pinnacle(TM))
    (July 25)**                             (95)            (3,063)                     927               (2,231)
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))
    (April 28)**                            (22)               738                        -                  716
  Touchstone Small Cap Value
    (Pinnacle(TM))
    (April 28)**                           (633)                31                      667                   65
  Touchstone Balanced
    (Pinnacle IV(TM))                        33                389                   15,911               16,333
  Touchstone Baron Small Cap
    Value (Pinnacle IV(TM))              (6,774)            (1,458)                 144,784              136,552
  Touchstone Core Bond
    (Pinnacle IV(TM))                    14,577             (4,004)                  (6,098)               4,475
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                       150                467                    7,009                7,626
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                        11                 76                    1,911                1,998
  Touchstone Growth & Income
    (Pinnacle IV(TM))                    19,036             13,663                   12,122               44,821
  Touchstone High Yield
    (Pinnacle IV(TM))                    85,342              8,122                   (5,605)              87,859
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                    (2,725)            (1,178)                  67,130               63,227
  Touchstone Money Market
    (Pinnacle IV(TM))                    (1,594)                 -                        -               (1,594)
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))             (24,235)            (9,435)                 812,373              778,703
  Touchstone Value Plus
    (Pinnacle IV(TM))                    (1,462)             7,520                  115,061              121,119
  Touchstone Balanced
    (Pinnacle(TM))                       (1,348)             6,982                   20,469               26,103
  Touchstone Baron Small Cap
    Value (Pinnacle(TM))                (45,709)           (71,194)               1,088,249              971,346
  Touchstone Core Bond
    (Pinnacle(TM))                       69,510            (23,947)                 (14,932)              30,631
  Touchstone Emerging Growth
    (Pinnacle(TM))                          583              4,106                    5,365               10,054
  Touchstone Enhanced
    Dividend 30
    (Pinnacle(TM))                           63                963                      999                2,025
  Touchstone Growth & Income
    (Pinnacle(TM))                       14,235                398                   53,180               67,813
  Touchstone High Yield
    (Pinnacle(TM))                      424,496            217,754                  435,055            1,077,305
  Touchstone Large Cap Growth
    (Pinnacle(TM))                      (45,750)          (714,607)               1,745,202              984,845
  Touchstone Money Market
    (Pinnacle(TM))                      (45,044)                 -                        -              (45,044)
  Touchstone Third Avenue
    Value (Pinnacle(TM))                (86,965)            47,143                3,012,235            2,972,413
  Touchstone Value Plus
    (Pinnacle(TM))                       (6,042)            61,898                  371,411              427,267
  Fidelity VIP Money Market
    (Pinnacle(TM))
    (July 25)**                         (36,590)                 -                        -              (36,590)
  JPM Bond (Pinnacle IV(TM))             67,716             27,442                  (48,949)              46,209
  JPM International
    Opportunities
    (Pinnacle IV(TM))                      (419)             8,519                   11,765               19,865
  JPM Mid Cap Value
    (Pinnacle IV(TM))                    (3,216)             4,045                   73,582               74,411
  JPM Bond (Pinnacle(TM))               465,059            223,785                 (459,641)             229,203
  JPM International
    Opportunities
    (Pinnacle(TM))                       (2,964)            41,645                   70,698              109,379
  Putnam VT New Opportunities
    (Pinnacle(TM))
    (January 6)*                            (88)                 2                    1,988                1,902
  Van Kampen Bandwidth &
    Telecommunication
    (Pinnacle IV(TM))
    (April 30)**                           (101)            (7,155)                   8,224                  968
  Van Kampen Bandwidth &
    Telecommunication
    (Pinnacle(TM))
    (April 30)**                             (3)            (1,060)                   1,095                   32
  Van Kampen Biotechnology &
    Pharmaceutical
    (Pinnacle IV(TM))
    (April 30)**                           (215)             5,066                    2,161                7,012
  Van Kampen Biotechnology &
    Pharmaceutical
    (Pinnacle(TM))
    (April 30)**                           (766)            15,997                    8,422               23,653
  Van Kampen Internet
    (Pinnacle(TM))
    (April 30)**                           (166)            12,572                        -               12,406
  Van Kampen Internet
    (Pinnacle IV(TM))
    (April 30)**                             (8)               159                        -                  151
  Van Kampen MS High-Tech 35
    Index (Pinnacle(TM))
    (April 30)**                           (153)              (265)                   3,039                2,621
  Van Kampen MS U.S.
    Multinational
    (Pinnacle IV(TM))
    (April 30)**                            (34)               145                        3                  114
  Van Kampen MS U.S.
    Multinational
    (Pinnacle(TM))
    (April 30)**                           (140)           (16,086)                  17,476                1,250

                                          INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                 --------------------------------------------------------------------------------------
                                                                                                        NET INCREASE
                                 CONTRIBUTIONS      CONTRACT        NET TRANSFERS     CONTRACT       (DECREASE) IN NET
                                 FROM CONTRACT  TERMINATIONS AND  AMONG INVESTMENT   MAINTENANCE   ASSETS FROM CONTRACT
            DIVISION                HOLDERS         BENEFITS           OPTIONS         CHARGES     RELATED TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (Pinnacle(TM))
    (April 28)**                 $       6,580  $        (15,745) $     (1,841,673) $       (255) $          (1,851,093)
  Gabelli Large Cap Value
    (Pinnacle IV(TM))
    (April 28)**                        54,702            (4,807)         (343,053)          (41)              (293,199)
  Touchstone Growth/Value
    (Pinnacle IV(TM))
    (April 28)**                        14,781                 -           (23,099)            -                 (8,318)
  Touchstone Growth/Value
    (Pinnacle(TM))
    (April 28)**                        (7,281)                -              (279)            -                 (7,560)
  Touchstone International
    Equity (Pinnacle IV(TM))
    (July 25)**                              -                 -               (72)            -                    (72)
  Touchstone International
    Equity (Pinnacle(TM))
    (July 25)**                              -                 -           (51,336)            -                (51,336)
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))
    (April 28)**                        10,738                 -           (11,454)            -                   (716)
  Touchstone Small Cap Value
    (Pinnacle(TM))
    (April 28)**                             -                 -          (154,713)            -               (154,713)
  Touchstone Balanced
    (Pinnacle IV(TM))                  107,096            (3,983)           53,966             -                157,079
  Touchstone Baron Small Cap
    Value (Pinnacle IV(TM))            297,772           (13,478)          174,674          (320)               458,648
  Touchstone Core Bond
    (Pinnacle IV(TM))                  413,488          (160,327)          103,387           (10)               356,538
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                   37,279                 -            10,957             -                 48,236
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                        -                 -             7,207             -                  7,207
  Touchstone Growth & Income
    (Pinnacle IV(TM))                   46,069            (3,659)          449,278             -                491,688
  Touchstone High Yield
    (Pinnacle IV(TM))                  429,050           (26,776)          448,887           (44)               851,117
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                  148,174            (2,560)           96,124           (28)               241,710
  Touchstone Money Market
    (Pinnacle IV(TM))                  527,611           (13,975)         (240,718)          (91)               272,827
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))          1,201,837           (89,588)          436,062        (1,065)             1,547,246
  Touchstone Value Plus
    (Pinnacle IV(TM))                   85,258           (55,424)          517,313           (57)               547,090
  Touchstone Balanced
    (Pinnacle(TM))                      10,809            (7,031)         (109,699)          (87)              (106,008)
  Touchstone Baron Small Cap
    Value (Pinnacle(TM))                29,732          (260,317)          497,149        (1,628)               264,936
  Touchstone Core Bond
    (Pinnacle(TM))                       6,010          (206,565)        1,658,008          (175)             1,457,278
  Touchstone Emerging Growth
    (Pinnacle(TM))                           -            (2,449)          130,056            (8)               127,599
  Touchstone Enhanced
    Dividend 30
    (Pinnacle(TM))                           -                 -            10,385            (3)                10,382
  Touchstone Growth & Income
    (Pinnacle(TM))                         845            (1,715)          459,641           (14)               458,757
  Touchstone High Yield
    (Pinnacle(TM))                      89,485        (1,203,421)        1,486,768        (1,765)               371,067
  Touchstone Large Cap Growth
    (Pinnacle(TM))                      81,770          (220,417)         (244,591)       (1,904)              (385,142)
  Touchstone Money Market
    (Pinnacle(TM))                     259,487        (5,025,794)       20,098,349        (1,470)            15,330,572
  Touchstone Third Avenue
    Value (Pinnacle(TM))                26,873          (688,085)          590,904        (3,840)               (74,148)
  Touchstone Value Plus
    (Pinnacle(TM))                      10,674          (149,270)        1,568,979          (653)             1,429,730
  Fidelity VIP Money Market
    (Pinnacle(TM))
    (July 25)**                        138,412        (2,457,110)        2,358,386        (3,098)                36,590
  JPM Bond (Pinnacle IV(TM))           614,860          (391,592)          743,564          (428)               966,404
  JPM International
    Opportunities
    (Pinnacle IV(TM))                    7,828                 -            51,178            (7)                58,999
  JPM Mid Cap Value
    (Pinnacle IV(TM))                  437,406           (10,693)           94,345           (16)               521,042
  JPM Bond (Pinnacle(TM))              153,327        (1,385,688)       (2,645,451)       (3,675)            (3,881,487)
  JPM International
    Opportunities
    (Pinnacle(TM))                         165           (29,311)         (286,617)         (245)              (316,008)
  Putnam VT New Opportunities
    (Pinnacle(TM))
    (January 6)*                            90                 -            80,801            (9)                80,882
  Van Kampen Bandwidth &
    Telecommunication
    (Pinnacle IV(TM))
    (April 30)**                         1,860                 -           (21,727)            -                (19,867)
  Van Kampen Bandwidth &
    Telecommunication
    (Pinnacle(TM))
    (April 30)**                             -                 -              (607)            -                   (607)
  Van Kampen Biotechnology &
    Pharmaceutical
    (Pinnacle IV(TM))
    (April 30)**                        18,243                 -           (55,721)          (18)               (37,496)
  Van Kampen Biotechnology &
    Pharmaceutical
    (Pinnacle(TM))
    (April 30)**                             -            (9,962)         (188,147)          (60)              (198,169)
  Van Kampen Internet
    (Pinnacle(TM))
    (April 30)**                             -                 -           (12,406)            -                (12,406)
  Van Kampen Internet
    (Pinnacle IV(TM))
    (April 30)**                         1,860                 -            (2,011)            -                   (151)
  Van Kampen MS High-Tech 35
    Index (Pinnacle(TM))
    (April 30)**                             -               (36)          (41,335)          (23)               (41,394)
  Van Kampen MS U.S.
    Multinational
    (Pinnacle IV(TM))
    (April 30)**                             -            (3,786)           (5,492)            -                 (9,278)
  Van Kampen MS U.S.
    Multinational
    (Pinnacle(TM))
    (April 30)**                             -                 -           (33,020)            -                (33,020)

                                    INCREASE     NET ASSETS,
                                 (DECREASE) IN  BEGINNING OF  NET ASSETS, END
            DIVISION               NET ASSETS       YEAR          OF YEAR
-----------------------------------------------------------------------------
  Gabelli Large Cap Value
    (Pinnacle(TM))
    (April 28)**                 $  (1,768,093) $  1,768,093  $             -
  Gabelli Large Cap Value
    (Pinnacle IV(TM))
    (April 28)**                      (274,700)      274,700                -
  Touchstone Growth/Value
    (Pinnacle IV(TM))
    (April 28)**                        (6,782)        6,782                -
  Touchstone Growth/Value
    (Pinnacle(TM))
    (April 28)**                        (7,283)        7,283                -
  Touchstone International
    Equity (Pinnacle IV(TM))
    (July 25)**                              -             -                -
  Touchstone International
    Equity (Pinnacle(TM))
    (July 25)**                        (53,567)       53,567                -
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))
    (April 28)**                             -             -                -
  Touchstone Small Cap Value
    (Pinnacle(TM))
    (April 28)**                      (154,648)      154,648                -
  Touchstone Balanced
    (Pinnacle IV(TM))                  173,412             -          173,412
  Touchstone Baron Small Cap
    Value (Pinnacle IV(TM))            595,200       233,148          828,348
  Touchstone Core Bond
    (Pinnacle IV(TM))                  361,013       150,046          511,059
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                   55,862        12,165           68,027
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                    9,205         1,479           10,684
  Touchstone Growth & Income
    (Pinnacle IV(TM))                  536,509         1,213          537,722
  Touchstone High Yield
    (Pinnacle IV(TM))                  938,976       203,936        1,142,912
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                  304,937        72,439          377,376
  Touchstone Money Market
    (Pinnacle IV(TM))                  271,233        74,480          345,713
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))          2,325,949     1,157,020        3,482,969
  Touchstone Value Plus
    (Pinnacle IV(TM))                  668,209             -          668,209
  Touchstone Balanced
    (Pinnacle(TM))                     (79,905)      419,441          339,536
  Touchstone Baron Small Cap
    Value (Pinnacle(TM))             1,236,282     2,809,658        4,045,940
  Touchstone Core Bond
    (Pinnacle(TM))                   1,487,909       752,275        2,240,184
  Touchstone Emerging Growth
    (Pinnacle(TM))                     137,653         6,182          143,835
  Touchstone Enhanced
    Dividend 30
    (Pinnacle(TM))                      12,407         2,372           14,779
  Touchstone Growth & Income
    (Pinnacle(TM))                     526,570        19,634          546,204
  Touchstone High Yield
    (Pinnacle(TM))                   1,448,372     4,678,508        6,126,880
  Touchstone Large Cap Growth
    (Pinnacle(TM))                     599,703     3,512,363        4,112,066
  Touchstone Money Market
    (Pinnacle(TM))                  15,285,528       703,600       15,989,128
  Touchstone Third Avenue
    Value (Pinnacle(TM))             2,898,265     7,846,587       10,744,852
  Touchstone Value Plus
    (Pinnacle(TM))                   1,856,997           351        1,857,348
  Fidelity VIP Money Market
    (Pinnacle(TM))
    (July 25)**                              -             -                -
  JPM Bond (Pinnacle IV(TM))         1,012,613     1,333,830        2,346,443
  JPM International
    Opportunities
    (Pinnacle IV(TM))                   78,864        15,443           94,307
  JPM Mid Cap Value
    (Pinnacle IV(TM))                  595,453        17,627          613,080
  JPM Bond (Pinnacle(TM))           (3,652,284)   12,424,395        8,772,111
  JPM International
    Opportunities
    (Pinnacle(TM))                    (206,629)      816,578          609,949
  Putnam VT New Opportunities
    (Pinnacle(TM))
    (January 6)*                        82,784             -           82,784
  Van Kampen Bandwidth &
    Telecommunication
    (Pinnacle IV(TM))
    (April 30)**                       (18,899)       18,899                -
  Van Kampen Bandwidth &
    Telecommunication
    (Pinnacle(TM))
    (April 30)**                          (575)          575                -
  Van Kampen Biotechnology &
    Pharmaceutical
    (Pinnacle IV(TM))
    (April 30)**                       (30,484)       30,484                -
  Van Kampen Biotechnology &
    Pharmaceutical
    (Pinnacle(TM))
    (April 30)**                      (174,516)      174,516                -
  Van Kampen Internet
    (Pinnacle(TM))
    (April 30)**                             -             -                -
  Van Kampen Internet
    (Pinnacle IV(TM))
    (April 30)**                             -             -                -
  Van Kampen MS High-Tech 35
    Index (Pinnacle(TM))
    (April 30)**                       (38,773)       38,773                -
  Van Kampen MS U.S.
    Multinational
    (Pinnacle IV(TM))
    (April 30)**                        (9,164)        9,164                -
  Van Kampen MS U.S.
    Multinational
    (Pinnacle(TM))
    (April 30)**                       (31,770)       31,770                -

                                                UNIT TRANSACTIONS
                                   -----------------------------------------------
                                                                       INCREASE
                                     UNITS     UNITS       UNITS     (DECREASE) IN
            DIVISION               PURCHASED  REDEEMED  TRANSFERRED      UNITS
----------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (Pinnacle(TM))
    (April 28)**                         690    (1,689)    (185,116)      (186,115)
  Gabelli Large Cap Value
    (Pinnacle IV(TM))
    (April 28)**                       7,176      (654)     (42,810)       (36,288)
  Touchstone Growth/Value
    (Pinnacle IV(TM))
    (April 28)**                       1,862         -       (2,714)          (852)
  Touchstone Growth/Value
    (Pinnacle(TM))
    (April 28)**                        (881)        -          (34)          (915)
  Touchstone International
    Equity (Pinnacle IV(TM))
    (July 25)**                            -         -            -              -
  Touchstone International
    Equity (Pinnacle(TM))
    (July 25)**                            -         -       (6,903)        (6,903)
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))
    (April 28)**                       1,412         -       (1,412)             -
  Touchstone Small Cap Value
    (Pinnacle(TM))
    (April 28)**                           -         -      (19,331)       (19,331)
  Touchstone Balanced
    (Pinnacle IV(TM))                 10,336      (394)       5,723         15,665
  Touchstone Baron Small Cap
    Value (Pinnacle IV(TM))           28,516    (1,415)      17,595         44,696
  Touchstone Core Bond
    (Pinnacle IV(TM))                 38,788   (14,888)       9,621         33,521
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                  3,499         -        1,027          4,526
  Touchstone Enhanced
    Dividend 30
    (Pinnacle IV(TM))                      -         -          825            825
  Touchstone Growth & Income
    (Pinnacle IV(TM))                  4,470      (360)      45,486         49,596
  Touchstone High Yield
    (Pinnacle IV(TM))                 37,966    (2,404)      39,543         75,105
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                 18,604      (333)      11,900         30,171
  Touchstone Money Market
    (Pinnacle IV(TM))                 52,810    (1,410)     (24,103)        27,297
  Touchstone Third Avenue
    Value (Pinnacle IV(TM))          124,004    (9,194)      49,449        164,259
  Touchstone Value Plus
    (Pinnacle IV(TM))                  9,498    (6,147)      63,671         67,022
  Touchstone Balanced
    (Pinnacle(TM))                     1,160      (697)     (15,213)       (14,750)
  Touchstone Baron Small Cap
    Value (Pinnacle(TM))               1,602   (15,083)      30,872         17,391
  Touchstone Core Bond
    (Pinnacle(TM))                       561   (19,410)     156,430        137,581
  Touchstone Emerging Growth
    (Pinnacle(TM))                         -      (233)      12,824         12,591
  Touchstone Enhanced
    Dividend 30
    (Pinnacle(TM))                         -         -        1,346          1,346
  Touchstone Growth & Income
    (Pinnacle(TM))                        82      (210)      48,232         48,104
  Touchstone High Yield
    (Pinnacle(TM))                     8,303  (109,929)     135,779         34,153
  Touchstone Large Cap Growth
    (Pinnacle(TM))                     5,521   (15,139)     (18,133)       (27,751)
  Touchstone Money Market
    (Pinnacle(TM))                    26,007  (503,649)   2,011,006      1,533,364
  Touchstone Third Avenue
    Value (Pinnacle(TM))                 962   (24,878)      20,646         (3,270)
  Touchstone Value Plus
    (Pinnacle(TM))                     1,186   (16,660)     201,536        186,062
  Fidelity VIP Money Market
    (Pinnacle(TM))
    (July 25)**                       13,853  (236,908)     223,055              -
  JPM Bond (Pinnacle IV(TM))          57,131   (36,106)      69,641         90,666
  JPM International
    Opportunities
    (Pinnacle IV(TM))                    801        (1)       5,734          6,534
  JPM Mid Cap Value
    (Pinnacle IV(TM))                 42,009    (1,027)       9,279         50,261
  JPM Bond (Pinnacle(TM))             11,512  (105,515)    (201,701)      (295,704)
  JPM International
    Opportunities
    (Pinnacle(TM))                        18    (3,548)     (42,587)       (46,117)
  Putnam VT New Opportunities
    (Pinnacle(TM))
    (January 6)*                           7        (1)       6,622          6,628
  Van Kampen Bandwidth &
    Telecommunication
    (Pinnacle IV(TM))
    (April 30)**                         547         -       (6,453)        (5,906)
  Van Kampen Bandwidth &
    Telecommunication
    (Pinnacle(TM))
    (April 30)**                           -         -         (265)          (265)
  Van Kampen Biotechnology &
    Pharmaceutical
    (Pinnacle IV(TM))
    (April 30)**                       2,299        (2)      (6,340)        (4,043)
  Van Kampen Biotechnology &
    Pharmaceutical
    (Pinnacle(TM))
    (April 30)**                           -    (1,371)     (23,348)       (24,719)
  Van Kampen Internet
    (Pinnacle(TM))
    (April 30)**                           -         -            -              -
  Van Kampen Internet
    (Pinnacle IV(TM))
    (April 30)**                         328         -         (328)             -
  Van Kampen MS High-Tech 35
    Index (Pinnacle(TM))
    (April 30)**                           -        (9)      (6,021)        (6,030)
  Van Kampen MS U.S.
    Multinational
    (Pinnacle IV(TM))
    (April 30)**                           -      (639)        (832)        (1,471)
  Van Kampen MS U.S.
    Multinational
    (Pinnacle(TM))
    (April 30)**                           -         -       (5,623)        (5,623)

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                             INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                 -------------------------------------------------------------------------------
                                                                        CHANGE IN NET
                                                                          UNREALIZED           NET INCREASE IN
                                                 NET REALIZED GAIN       APPRECIATION             NET ASSETS
                                 NET INVESTMENT  (LOSS) ON SALE OF   (DEPRECIATION) DURING     RESULTING FROM
            DIVISION              INCOME (LOSS)     INVESTMENTS           THE PERIOD              OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle(TM))               $      (12,647) $          30,939  $               184,161  $           202,453
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))               (31,954)            42,364                  700,544              710,954
INITIAL CLASS:
  VIP Equity-Income
    (Pinnacle(TM))                       33,884           (308,887)               1,788,759            1,513,756
  VIP II Contrafund
    (Pinnacle(TM))                      (84,912)        (1,003,390)               3,456,596            2,368,294
  VIP III Growth & Income
    (Pinnacle(TM))                       (8,566)           (71,053)               1,117,300            1,037,681
  VIP III Growth Opportunity
    (Pinnacle(TM))                      (11,893)               277                  548,357              536,741
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                          (13,354)                 -                        -              (13,354)
  MFS Capital Opportunities
    (Pinnacle IV(TM))                      (534)              (330)                  10,567                9,703
  MFS Emerging Growth
    (Pinnacle IV(TM))                    (2,226)             9,213                   28,170               35,157
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                      (405)               (17)                   5,715                5,293
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                    (9,174)           (11,236)                 205,249              184,839
  MFS New Discovery
    (Pinnacle IV(TM))                      (975)             7,632                   11,900               18,557
  MFS Total Return
    (Pinnacle IV(TM))                    (1,517)            (1,207)                 111,688              108,964
  VIP Growth (Pinnacle(TM))             (34,648)           (65,847)                 901,585              801,090
  VIP III Mid Cap
    (Pinnacle(TM))                      (65,686)           (59,586)               2,135,196            2,009,924
  MFS Capital Opportunities
    (Pinnacle(TM))                       (9,026)           (14,759)                 174,091              150,306
  MFS Emerging Growth
    (Pinnacle(TM))                       (9,339)           (96,907)                 277,249              171,003
  MFS Investors Trust
    (Pinnacle(TM))                       (6,952)            (7,563)                 153,879              139,364
  MFS Mid Cap Growth
    (Pinnacle(TM))                      (11,328)          (104,971)                 342,518              226,219
  MFS New Discovery
    (Pinnacle(TM))                      (10,881)            43,830                  185,197              218,146
  MFS Investors Trust
    (Pinnacle IV(TM))                    (1,093)              (143)                  22,630               21,394
  MFS Research
    (Pinnacle IV(TM))                      (427)              (165)                   8,558                7,966
SERVICE CLASS 2:
  Fidelity Balanced
    (Pinnacle IV(TM))
    (May 1)*                               (972)                76                    9,368                8,472
  VIP Contrafund
    (Pinnacle IV(TM))                   (11,547)               975                  258,519              247,947
  VIP Equity-Income
    (Pinnacle IV(TM))                    (2,774)           (10,571)                 275,142              261,797
  VIP Growth
    (Pinnacle IV(TM))                    (8,135)             4,528                  168,905              165,298
  VIP Growth & Income
    (Pinnacle IV(TM))                    (6,878)            (3,034)                 177,236              167,324
  VIP Growth Opportunities
    (Pinnacle IV(TM))                      (648)               (76)                  15,870               15,146
  Fidelity High Income
    (Pinnacle IV(TM)) (May 1)*           (1,317)               691                   16,304               15,678
  VIP Mid Cap
    Pinnacle IV(TM))                     (5,033)            (2,419)                 156,343              148,891
  VIP Money Market
    (Pinnacle IV(TM))
    (July 25)**                         (11,568)                 -                        -              (11,568)
SERVICE SHARES:
  Janus Aspen Balanced
    (Pinnacle IV(TM))
    (January 17)**                         (207)            (7,769)                   8,992                1,016
  Janus Aspen Capital
    Appreciation
    (Pinnacle IV(TM))
    (January 17)**                         (163)           (12,297)                  17,844                5,384
  Janus Aspen Core Equity
    (Pinnacle IV(TM))
    (January 17)**                           (3)                 9                       43                   49
  Janus Aspen Growth
    (Pinnacle(TM))                       (6,860)           (35,463)                 171,144              128,821
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM))                       (9,181)           (24,048)                 227,163              193,934
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM))                      (728)               205                   15,187               14,664
  Janus Aspen Growth
    (Pinnacle IV(TM))                      (718)             3,521                    9,670               12,473
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))               (581)            (3,282)                  25,379               21,516
  Janus Aspen International
    Growth (Pinnacle IV(TM))                 (7)                 2                      454                  449
  Janus Aspen Strategic Value
    (Pinnacle IV(TM))
    (January 17)**                          (99)               602                    4,565                5,068
  Janus Aspen Strategic Value
    (Pinnacle(TM))
    (January 17)**                         (450)          (120,809)                 146,371               25,112

                                          INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                 --------------------------------------------------------------------------------------
                                                                                                        NET INCREASE
                                 CONTRIBUTIONS      CONTRACT        NET TRANSFERS     CONTRACT       (DECREASE) IN NET
                                 FROM CONTRACT  TERMINATIONS AND  AMONG INVESTMENT   MAINTENANCE   ASSETS FROM CONTRACT
            DIVISION                HOLDERS         BENEFITS           OPTIONS         CHARGES     RELATED TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle(TM))               $         500  $        (56,115) $        (65,848) $       (317) $            (121,780)
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))                7,779          (387,809)         (436,427)         (691)              (817,148)
INITIAL CLASS:
  VIP Equity-Income
    (Pinnacle(TM))                      39,920          (575,335)          133,984        (2,214)              (403,645)
  VIP II Contrafund
    (Pinnacle(TM))                     102,335          (757,821)         (946,271)       (5,554)            (1,607,311)
  VIP III Growth & Income
    (Pinnacle(TM))                      15,123          (539,798)          435,938        (2,105)               (90,842)
  VIP III Growth Opportunity
    (Pinnacle(TM))                      16,954          (422,127)          781,174        (1,147)               374,854
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                       1,196,371           (80,745)        3,125,532        (2,623)             4,238,535
  MFS Capital Opportunities
    (Pinnacle IV(TM))                   31,192              (249)            3,622           (12)                34,553
  MFS Emerging Growth
    (Pinnacle IV(TM))                   68,235            (1,342)          194,682           (18)               261,557
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                    2,358                 -            13,209            (9)                15,558
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                  481,603           (18,906)           52,899          (185)               515,411
  MFS New Discovery
    (Pinnacle IV(TM))                   66,253              (341)           96,103            (1)               162,014
  MFS Total Return
    (Pinnacle IV(TM))                  449,949           (36,014)          380,874          (148)               794,661
  VIP Growth (Pinnacle(TM))             22,141          (227,919)          240,911        (2,250)                32,883
  VIP III Mid Cap
    (Pinnacle(TM))                      18,513          (499,007)         (536,244)       (3,136)            (1,019,874)
  MFS Capital Opportunities
    (Pinnacle(TM))                       2,640           (57,615)           18,708          (278)               (36,545)
  MFS Emerging Growth
    (Pinnacle(TM))                       3,863           (40,276)          (14,866)         (313)               (51,592)
  MFS Investors Trust
    (Pinnacle(TM))                       4,238           (35,388)           23,452          (305)                (8,003)
  MFS Mid Cap Growth
    (Pinnacle(TM))                      (2,750)          (12,158)          350,130          (369)               334,853
  MFS New Discovery
    (Pinnacle(TM))                      10,430           (35,517)          112,078          (429)                86,562
  MFS Investors Trust
    (Pinnacle IV(TM))                   12,264              (159)           37,766           (32)                49,839
  MFS Research
    (Pinnacle IV(TM))                    6,563              (467)           62,592            (3)                68,685
SERVICE CLASS 2:
  Fidelity Balanced
    (Pinnacle IV(TM))
    (May 1)*                           153,468            (1,312)           91,124           (14)               243,266
  VIP Contrafund
    (Pinnacle IV(TM))                  844,019           (30,596)          545,469          (213)             1,358,679
  VIP Equity-Income
    (Pinnacle IV(TM))                  354,374           (91,787)          433,169          (177)               695,579
  VIP Growth
    (Pinnacle IV(TM))                  247,781            (6,136)          518,060          (146)               759,559
  VIP Growth & Income
    (Pinnacle IV(TM))                  495,653           (28,304)          403,662          (317)               870,694
  VIP Growth Opportunities
    (Pinnacle IV(TM))                   17,443            (1,407)           30,286           (20)                46,302
  Fidelity High Income
    (Pinnacle IV(TM)) (May 1)*         179,605            (3,137)          186,955             -                363,423
  VIP Mid Cap
    Pinnacle IV(TM))                   166,827            (6,337)          319,879          (176)               480,193
  VIP Money Market
    (Pinnacle IV(TM))
    (July 25)**                      1,013,688          (117,853)       (4,069,833)         (485)            (3,174,483)
SERVICE SHARES:
  Janus Aspen Balanced
    (Pinnacle IV(TM))
    (January 17)**                       6,058              (138)         (310,557)            -               (304,637)
  Janus Aspen Capital
    Appreciation
    (Pinnacle IV(TM))
    (January 17)**                       8,790            (1,081)         (236,798)            -               (229,089)
  Janus Aspen Core Equity
    (Pinnacle IV(TM))
    (January 17)**                           -                 -            (3,840)            -                 (3,840)
  Janus Aspen Growth
    (Pinnacle(TM))                       1,500           (59,023)            9,885          (359)               (47,997)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM))                       5,255           (23,891)          (53,555)         (370)               (72,561)
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM))                   60,352              (349)             (709)          (25)                59,269
  Janus Aspen Growth
    (Pinnacle IV(TM))                    5,726            (2,542)           22,343           (17)                25,510
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))            19,593              (261)            6,525           (70)                25,787
  Janus Aspen International
    Growth (Pinnacle IV(TM))             2,198                 -             3,185             -                  5,383
  Janus Aspen Strategic Value
    (Pinnacle IV(TM))
    (January 17)**                           -               (12)         (144,212)            -               (144,224)
  Janus Aspen Strategic Value
    (Pinnacle(TM))
    (January 17)**                         335              (749)         (716,550)           (8)              (716,972)

                                    INCREASE     NET ASSETS,
                                 (DECREASE) IN  BEGINNING OF  NET ASSETS, END
            DIVISION               NET ASSETS       YEAR          OF YEAR
-----------------------------------------------------------------------------
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle(TM))               $      80,673  $    983,388  $     1,064,061
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))             (106,194)    2,705,928        2,599,734
INITIAL CLASS:
  VIP Equity-Income
    (Pinnacle(TM))                   1,110,111     5,879,605        6,989,716
  VIP II Contrafund
    (Pinnacle(TM))                     760,983    10,651,405       11,412,388
  VIP III Growth & Income
    (Pinnacle(TM))                     946,839     4,898,157        5,844,996
  VIP III Growth Opportunity
    (Pinnacle(TM))                     911,595     2,119,818        3,031,413
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                       4,225,181             -        4,225,181
  MFS Capital Opportunities
    (Pinnacle IV(TM))                   44,256        13,391           57,647
  MFS Emerging Growth
    (Pinnacle IV(TM))                  296,714         9,754          306,468
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                   20,851        17,716           38,567
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                  700,250       303,395        1,003,645
  MFS New Discovery
    (Pinnacle IV(TM))                  180,571        10,333          190,904
  MFS Total Return
    (Pinnacle IV(TM))                  903,625       330,049        1,233,674
  VIP Growth (Pinnacle(TM))            833,973     2,592,238        3,426,211
  VIP III Mid Cap
    (Pinnacle(TM))                     990,050     6,742,118        7,732,168
  MFS Capital Opportunities
    (Pinnacle(TM))                     113,761       632,504          746,265
  MFS Emerging Growth
    (Pinnacle(TM))                     119,411       641,479          760,890
  MFS Investors Trust
    (Pinnacle(TM))                     131,361       730,592          861,953
  MFS Mid Cap Growth
    (Pinnacle(TM))                     561,072       716,698        1,277,770
  MFS New Discovery
    (Pinnacle(TM))                     304,708       776,180        1,080,888
  MFS Investors Trust
    (Pinnacle IV(TM))                   71,233        67,321          138,554
  MFS Research
    (Pinnacle IV(TM))                   76,651         3,588           80,239
SERVICE CLASS 2:
  Fidelity Balanced
    (Pinnacle IV(TM))
    (May 1)*                           251,738             -          251,738
  VIP Contrafund
    (Pinnacle IV(TM))                1,606,626       273,422        1,880,048
  VIP Equity-Income
    (Pinnacle IV(TM))                  957,376       535,825        1,493,201
  VIP Growth
    (Pinnacle IV(TM))                  924,857       247,705        1,172,562
  VIP Growth & Income
    (Pinnacle IV(TM))                1,038,018       446,141        1,484,159
  VIP Growth Opportunities
    (Pinnacle IV(TM))                   61,448        38,558          100,006
  Fidelity High Income
    (Pinnacle IV(TM)) (May 1)*         379,101             -          379,101
  VIP Mid Cap
    Pinnacle IV(TM))                   629,084       166,688          795,772
  VIP Money Market
    (Pinnacle IV(TM))
    (July 25)**                     (3,186,051)    3,186,051                -
SERVICE SHARES:
  Janus Aspen Balanced
    (Pinnacle IV(TM))
    (January 17)**                    (303,621)      303,621                -
  Janus Aspen Capital
    Appreciation
    (Pinnacle IV(TM))
    (January 17)**                    (223,705)      223,705                -
  Janus Aspen Core Equity
    (Pinnacle IV(TM))
    (January 17)**                      (3,791)        3,791                -
  Janus Aspen Growth
    (Pinnacle(TM))                      80,824       504,630          585,454
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM))                     121,373       604,383          725,756
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM))                   73,933        24,592           98,525
  Janus Aspen Growth
    (Pinnacle IV(TM))                   37,983        33,937           71,920
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))            47,303        74,828          122,131
  Janus Aspen International
    Growth (Pinnacle IV(TM))             5,832             -            5,832
  Janus Aspen Strategic Value
    (Pinnacle IV(TM))
    (January 17)**                    (139,156)      139,156                -
  Janus Aspen Strategic Value
    (Pinnacle(TM))
    (January 17)**                    (691,860)      691,860                -

                                                UNIT TRANSACTIONS
                                   -----------------------------------------------
                                                                       INCREASE
                                     UNITS     UNITS       UNITS     (DECREASE) IN
            DIVISION               PURCHASED  REDEEMED  TRANSFERRED      UNITS
----------------------------------------------------------------------------------
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle(TM))                        32    (3,928)      (7,189)       (11,085)
  Van Kampen UIF U.S. Real
    Estate (Pinnacle(TM))                588   (29,066)     (37,229)       (65,707)
INITIAL CLASS:
  VIP Equity-Income
    (Pinnacle(TM))                     3,658   (54,023)       5,371        (44,994)
  VIP II Contrafund
    (Pinnacle(TM))                     8,377   (63,222)     (93,626)      (148,471)
  VIP III Growth & Income
    (Pinnacle(TM))                     1,258   (49,439)      36,973        (11,208)
  VIP III Growth Opportunity
    (Pinnacle(TM))                     2,160   (54,826)      86,875         34,209
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM))
    (July 14)*                       119,962    (8,357)     312,610        424,215
  MFS Capital Opportunities
    (Pinnacle IV(TM))                  3,879       (31)         427          4,275
  MFS Emerging Growth
    (Pinnacle IV(TM))                  8,498      (149)      22,532         30,881
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                    258        (1)       1,576          1,833
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                 62,351    (2,452)       7,028         66,927
  MFS New Discovery
    (Pinnacle IV(TM))                  7,123       (36)      11,006         18,093
  MFS Total Return
    (Pinnacle IV(TM))                 43,812    (3,518)      38,562         78,856
  VIP Growth (Pinnacle(TM))            3,362   (33,556)      33,893          3,699
  VIP III Mid Cap
    (Pinnacle(TM))                     1,104   (30,595)     (43,489)       (72,980)
  MFS Capital Opportunities
    (Pinnacle(TM))                       447   (10,021)       2,460         (7,114)
  MFS Emerging Growth
    (Pinnacle(TM))                       777    (8,929)      (3,740)       (11,892)
  MFS Investors Trust
    (Pinnacle(TM))                       637    (5,263)       2,318         (2,308)
  MFS Mid Cap Growth
    (Pinnacle(TM))                      (627)   (2,311)      53,232         50,294
  MFS New Discovery
    (Pinnacle(TM))                     1,456    (4,986)      10,315          6,785
  MFS Investors Trust
    (Pinnacle IV(TM))                  1,369       (22)       4,518          5,865
  MFS Research
    (Pinnacle IV(TM))                    733       (52)       7,042          7,723
SERVICE CLASS 2:
  Fidelity Balanced
    (Pinnacle IV(TM))
    (May 1)*                          14,194      (122)       8,465         22,537
  VIP Contrafund
    (Pinnacle IV(TM))                 82,362    (2,978)      53,152        132,536
  VIP Equity-Income
    (Pinnacle IV(TM))                 36,590    (9,402)      46,559         73,747
  VIP Growth
    (Pinnacle IV(TM))                 27,996      (716)      60,710         87,990
  VIP Growth & Income
    (Pinnacle IV(TM))                 50,487    (2,986)      41,219         88,720
  VIP Growth Opportunities
    (Pinnacle IV(TM))                  1,776      (146)       3,255          4,885
  Fidelity High Income
    (Pinnacle IV(TM)) (May 1)*        16,595      (276)      16,675         32,994
  VIP Mid Cap
    Pinnacle IV(TM))                  15,433      (560)      31,184         46,057
  VIP Money Market
    (Pinnacle IV(TM))
    (July 25)**                      101,666   (11,853)    (408,737)      (318,924)
SERVICE SHARES:
  Janus Aspen Balanced
    (Pinnacle IV(TM))
    (January 17)**                       637       (15)     (32,991)       (32,369)
  Janus Aspen Capital
    Appreciation
    (Pinnacle IV(TM))
    (January 17)**                       964      (117)     (26,039)       (25,192)
  Janus Aspen Core Equity
    (Pinnacle IV(TM))
    (January 17)**                         -         -         (454)          (454)
  Janus Aspen Growth
    (Pinnacle(TM))                       250   (10,836)        (806)       (11,392)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM))                     1,517    (6,720)     (12,762)       (17,965)
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM))                  6,083       (37)          (6)         6,040
  Janus Aspen Growth
    (Pinnacle IV(TM))                    657      (267)       2,406          2,796
  Janus Aspen Worldwide
    Growth (Pinnacle IV(TM))           2,320       (39)         914          3,195
  Janus Aspen International
    Growth (Pinnacle IV(TM))             235         -          321            556
  Janus Aspen Strategic Value
    (Pinnacle IV(TM))
    (January 17)**                         -        (1)     (17,547)       (17,548)
  Janus Aspen Strategic Value
    (Pinnacle(TM))
    (January 17)**                        51      (116)    (106,375)      (106,440)

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                             INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                 -------------------------------------------------------------------------------
                                                                        CHANGE IN NET
                                                                          UNREALIZED           NET INCREASE IN
                                                 NET REALIZED GAIN       APPRECIATION             NET ASSETS
                                 NET INVESTMENT  (LOSS) ON SALE OF   (DEPRECIATION) DURING     RESULTING FROM
            DIVISION              INCOME (LOSS)     INVESTMENTS           THE PERIOD            OPERATIONS
----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Balanced
    Division (January 17)**      $      (12,301) $      (3,615,376) $             3,714,258  $            86,581
  Janus Aspen Capital
    Appreciation
    (Pinnacle(TM))
    (January 17)**                       (7,170)        (5,459,442)               5,739,097              272,485
  Janus Aspen Money Market
    (Pinnacle(TM))
    (January 17)**                       (2,297)              (531)                     (26)              (2,854)
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))               (13,687)        (1,257,783)               2,819,708            1,548,238
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                    (1,423)             5,722                   13,284               17,583
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))             (5,402)             7,135                  118,862              120,595
  Franklin Growth & Income
    Securities (Pinnacle(TM))
    (January 6)*                        217,406            524,906                1,795,123            2,537,435
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                        740,098            256,084                3,644,083            4,640,265
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                      (365)             7,698                      535                7,868
  Putnam VT Growth & Income
    (Pinnacle IV(TM))                    (1,440)            41,265                   49,568               89,393
  Putnam VT International
    Equity (Pinnacle IV(TM))             (1,014)             5,817                   33,959               38,762
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)*                            (18)                 -                      257                  239
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                    (5,000)            (1,608)                 186,408              179,800
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                           (860)             2,848                    8,198               10,186
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                           (135)                 8                    2,455                2,328
  Putnam VT Discovery Growth
    (Pinnacle(TM))                       (1,851)            25,065                   11,452               34,666
  Putnam VT Growth & Income
    (Pinnacle(TM))                        1,809            148,813                   55,651              206,273
  Putnam VT International
    Equity (Pinnacle(TM))                (2,587)           103,138                   87,038              187,589
  Putnam VT Small Cap Value
    (Pinnacle(TM))                      (14,165)           127,324                  429,254              542,413
  Putnam VT George Putnam
    (Pinnacle(TM))
    (January 6)*                            146              1,729                    4,532                6,407
  Putnam VT Voyager
    (Pinnacle(TM))
    (January 6)*                           (471)             2,177                    6,482                8,188
CLASS 2:
  Franklin Growth & Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                          5,463               (340)                  78,988               84,111
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                         21,488              8,180                  161,931              191,599
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                           (879)                96                   18,573               17,790
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                         (1,217)             3,871                   74,820               77,474
  Templeton Foreign Securities
    (Pinnacle IV(TM))
    (January 6)*                           (679)               428                   26,747               26,496
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                           (584)                66                   18,803               18,285
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                           (950)                59                   22,370               21,479
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                             (5)                 1                       49                   45
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                            (75)                 3                    3,769                3,697
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                           (361)             2,752                    9,598               11,989
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                         (2,947)            10,356                  207,832              215,241
  Templeton Foreign
    Securities (Pinnacle(TM))
    (January 6)*                              6              1,457                    5,883                7,346
  Templeton Growth Securities
    (Pinnacle(TM))
    (January 6)*                            927              1,640                   61,499               64,066
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                           (456)               175                   15,440               15,159
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                            (96)               170                      571                  645
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                         (1,742)            35,636                   29,842               63,736
CLASS A:
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))                     1,186               (376)                  11,031               11,841
  Scudder Equity 500 Index
    (Pinnacle IV(TM))                    (1,740)           (26,813)                 160,663              132,110
  Scudder Small Cap Index
    (Pinnacle IV(TM))                      (377)            (4,192)                  26,168               21,599
  Scudder EAFE Equity Index
    (Pinnacle(TM))                       18,195            167,489                   94,053              279,737

                                          INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                 --------------------------------------------------------------------------------------
                                                                                                        NET INCREASE
                                 CONTRIBUTIONS      CONTRACT        NET TRANSFERS     CONTRACT       (DECREASE) IN NET
                                 FROM CONTRACT  TERMINATIONS AND  AMONG INVESTMENT   MAINTENANCE   ASSETS FROM CONTRACT
            DIVISION                HOLDERS         BENEFITS           OPTIONS         CHARGES     RELATED TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Balanced
    Division (January 17)**      $       1,143  $       (147,858) $    (19,355,023) $       (263) $         (19,502,001)
  Janus Aspen Capital
    Appreciation
    (Pinnacle(TM))
    (January 17)**                      (6,477)          (30,832)      (11,341,759)         (117)           (11,379,185)
  Janus Aspen Money Market
    (Pinnacle(TM))
    (January 17)**                       3,350           (34,924)      (19,608,801)         (109)           (19,640,484)
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))               85,278          (610,393)         (210,871)       (3,853)              (739,839)
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                   30,466              (983)           73,415           (13)               102,885
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))            71,104            (7,670)          343,639          (114)               406,959
  Franklin Growth & Income
    Securities (Pinnacle(TM))
    (January 6)*                        61,683          (677,037)        8,661,965        (5,821)             8,040,790
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                       146,332        (2,277,713)       18,169,389        (7,785)            16,030,223
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                   36,002              (227)          (17,839)           (3)                17,933
  Putnam VT Growth & Income
    (Pinnacle IV(TM))                  407,441            (7,127)         (180,524)         (100)               219,690
  Putnam VT International
    Equity (Pinnacle IV(TM))            37,584            (3,759)           23,536           (45)                57,316
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)*                         3,750                 -             7,280             -                 11,030
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                  109,129            (4,732)          305,705          (209)               409,893
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                       205,926               (85)          (52,093)            -                153,748
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                        24,100                 -            12,874             -                 36,974
  Putnam VT Discovery Growth
    (Pinnacle(TM))                           -           (32,922)           26,438           (46)                (6,530)
  Putnam VT Growth & Income
    (Pinnacle(TM))                           -            (6,141)         (120,584)         (106)              (126,831)
  Putnam VT International
    Equity (Pinnacle(TM))               16,946           (22,934)           71,424          (377)                65,059
  Putnam VT Small Cap Value
    (Pinnacle(TM))                         370          (107,052)          529,581          (382)               422,517
  Putnam VT George Putnam
    (Pinnacle(TM))
    (January 6)*                             -                 -            47,476             -                 47,476
  Putnam VT Voyager
    (Pinnacle(TM))
    (January 6)*                             -                 -            69,224            (1)                69,223
CLASS 2:
  Franklin Growth & Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                        61,931            (8,678)          441,140          (174)               494,219
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                       431,224           (36,982)          847,300          (229)             1,241,313
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                       176,514            (2,495)           41,240             -                215,259
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                       163,524           (25,720)          376,615           (30)               514,389
  Templeton Foreign Securities
    (Pinnacle IV(TM))
    (January 6)*                       192,222               (19)           72,039             -                264,242
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                       122,548                 -            66,892             -                189,440
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                        23,020              (255)          151,504             -                174,269
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                           737                 -                (5)            -                    732
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                         7,149              (262)           64,600             -                 71,487
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                             -           (15,671)          152,467            (3)               136,793
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                         1,433           (89,671)        1,182,062          (442)             1,093,382
  Templeton Foreign
    Securities (Pinnacle(TM))
    (January 6)*                            20            (1,229)          125,865           (16)               124,640
  Templeton Growth Securities
    (Pinnacle(TM))
    (January 6)*                            90            (2,277)          326,005          (137)               323,681
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                        21,038              (321)          153,309           (15)               174,011
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                             -            (4,162)           40,634            (3)                36,469
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                             -            (2,780)          513,280            (3)               510,497
CLASS A:
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))                        -              (636)            1,176            (6)                   534
  Scudder Equity 500 Index
    (Pinnacle IV(TM))                    4,090           (82,920)          100,370          (186)                21,354
  Scudder Small Cap Index
    (Pinnacle IV(TM))                      400               (86)           16,111           (42)                16,383
  Scudder EAFE Equity Index
    (Pinnacle(TM))                       3,000           (33,878)          494,291          (215)               463,198

                                    INCREASE     NET ASSETS,
                                 (DECREASE) IN  BEGINNING OF  NET ASSETS, END
            DIVISION               NET ASSETS       YEAR          OF YEAR
-----------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Balanced
    Division (January 17)**      $ (19,415,420) $ 19,415,420  $             -
  Janus Aspen Capital
    Appreciation
    (Pinnacle(TM))
    (January 17)**                 (11,106,700)   11,106,700                -
  Janus Aspen Money Market
    (Pinnacle(TM))
    (January 17)**                 (19,643,338)   19,643,338                -
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))              808,399     7,466,460        8,274,859
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                  120,468        38,833          159,301
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))           527,554       167,981          695,535
  Franklin Growth & Income
    Securities (Pinnacle(TM))
    (January 6)*                    10,578,225             -       10,578,225
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                    20,670,488             -       20,670,488
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                   25,801         1,086           26,887
  Putnam VT Growth & Income
    (Pinnacle IV(TM))                  309,083       150,078          459,161
  Putnam VT International
    Equity (Pinnacle IV(TM))            96,078        92,734          188,812
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)*                        11,269             -           11,269
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                  589,693       152,581          742,274
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                       163,934             -          163,934
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                        39,302             -           39,302
  Putnam VT Discovery Growth
    (Pinnacle(TM))                      28,136       120,006          148,142
  Putnam VT Growth & Income
    (Pinnacle(TM))                      79,442       407,694          487,136
  Putnam VT International
    Equity (Pinnacle(TM))              252,648       703,177          955,825
  Putnam VT Small Cap Value
    (Pinnacle(TM))                     964,930       923,688        1,888,618
  Putnam VT George Putnam
    (Pinnacle(TM))
    (January 6)*                        53,883             -           53,883
  Putnam VT Voyager
    (Pinnacle(TM))
    (January 6)*                        77,411             -           77,411
CLASS 2:
  Franklin Growth & Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                       578,330             -          578,330
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                     1,432,912             -        1,432,912
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                       233,049             -          233,049
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                       591,863             -          591,863
  Templeton Foreign Securities
    (Pinnacle IV(TM))
    (January 6)*                       290,738             -          290,738
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                       207,725             -          207,725
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                       195,748             -          195,748
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                           777             -              777
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                        75,184             -           75,184
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                       148,782             -          148,782
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                     1,308,623             -        1,308,623
  Templeton Foreign
    Securities (Pinnacle(TM))
    (January 6)*                       131,986             -          131,986
  Templeton Growth Securities
    (Pinnacle(TM))
    (January 6)*                       387,747             -          387,747
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                       189,170             -          189,170
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                        37,114             -           37,114
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                       574,233             -          574,233
CLASS A:
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))                   12,375        36,488           48,863
  Scudder Equity 500 Index
    (Pinnacle IV(TM))                  153,464       475,661          629,125
  Scudder Small Cap Index
    (Pinnacle IV(TM))                   37,982        42,557           80,539
  Scudder EAFE Equity Index
    (Pinnacle(TM))                     742,935       476,058        1,218,993

                                                UNIT TRANSACTIONS
                                   -----------------------------------------------
                                                                        INCREASE
                                     UNITS     UNITS       UNITS     (DECREASE) IN
            DIVISION               PURCHASED  REDEEMED  TRANSFERRED      UNITS
----------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Balanced
    Division (January 17)**               81   (10,521)  (1,389,374)    (1,399,814)
  Janus Aspen Capital
    Appreciation
    (Pinnacle(TM))
    (January 17)**                      (471)   (2,242)    (828,005)      (830,718)
  Janus Aspen Money Market
    (Pinnacle(TM))
    (January 17)**                       286    (2,996)  (1,677,644)    (1,680,354)
  Janus Aspen Worldwide
    Growth (Pinnacle(TM))              8,463   (62,175)     (19,622)       (73,334)
CLASS 1:
  Van Kampen UIF Emerging
    Markets Debt
    (Pinnacle IV(TM))                  2,504       (81)       6,032          8,455
  Van Kampen UIF U.S. Real
    Estate (Pinnacle IV(TM))           5,949      (646)      30,187         35,490
  Franklin Growth & Income
    Securities (Pinnacle(TM))
    (January 6)*                       6,171   (67,219)     948,483        887,435
  Franklin Income Securities
    (Pinnacle(TM))
    (January 6)*                      13,209  (212,169)   1,831,700      1,632,740
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                  4,254       (27)      (1,682)         2,545
  Putnam VT Growth & Income
    (Pinnacle IV(TM))                 43,899      (777)     (17,547)        25,575
  Putnam VT International
    Equity (Pinnacle IV(TM))           3,821      (389)       3,068          6,500
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)*                         306         -          597            903
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                 10,402      (484)      31,902         41,820
  Putnam VT The George Putnam
    Fund of Boston
    (Pinnacle IV(TM))
    (January 6)*                      19,574        (8)      (4,916)        14,650
  Putnam VT Voyager
    (Pinnacle IV(TM))
    (January 6)*                       2,233         -        1,109          3,342
  Putnam VT Discovery Growth
    (Pinnacle(TM))                         -    (3,160)       2,401           (759)
  Putnam VT Growth & Income
    (Pinnacle(TM))                         -      (683)      (1,669)        (2,352)
  Putnam VT International
    Equity (Pinnacle(TM))              2,061    (2,823)       7,187          6,425
  Putnam VT Small Cap Value
    (Pinnacle(TM))                        31   (10,976)      54,471         43,526
  Putnam VT George Putnam
    (Pinnacle(TM))
    (January 6)*                           -         -        4,811          4,811
  Putnam VT Voyager
    (Pinnacle(TM))
    (January 6)*                         (13)        -        6,590          6,577
CLASS 2:
  Franklin Growth & Income
    Securities
    (Pinnacle IV(TM))
    (January 6)*                       5,931      (934)      43,725         48,722
  Franklin Income Securities
    (Pinnacle IV(TM))
    (January 6)*                      36,511    (3,240)      80,362        113,633
  Franklin Large Cap Growth
    Securities
    (Pinnacle IV(TM))
    (January 6)*                      15,898      (222)       3,826         19,502
  Franklin Mutual Shares
    Securities
    (Pinnacle IV(TM))
    (January 6)*                      14,487    (2,321)      36,547         48,713
  Templeton Foreign Securities
    (Pinnacle IV(TM))
    (January 6)*                      16,595        (2)       6,354         22,947
  Templeton Growth Securities
    (Pinnacle IV(TM))
    (January 6)*                      10,877         -        5,741         16,618
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
    (January 6)*                       2,118       (22)      13,754         15,850
  Van Kampen LIT Emerging
    Growth (Pinnacle IV(TM))
    (January 6)*                          65         -            -             65
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM))
    (January 6)*                         533       (20)       4,719          5,232
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
    (January 6)*                           -    (1,389)      13,829         12,440
  Franklin Mutual Shares
    Securities (Pinnacle(TM))
    (January 6)*                         144    (8,236)     115,709        107,617
  Templeton Foreign
    Securities (Pinnacle(TM))
    (January 6)*                           2      (105)      10,512         10,409
  Templeton Growth Securities
    (Pinnacle(TM))
    (January 6)*                           8      (217)      31,204         30,995
  Van Kampen LIT Comstock
    (Pinnacle(TM))
    (January 6)*                       2,004       (31)      13,332         15,305
  Van Kampen LIT Emerging
    Growth (Pinnacle(TM))
    (January 6)*                           -      (383)       3,481          3,098
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM))
    (January 6)*                           -      (214)      40,119         39,905
CLASS A:
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))                      -       (64)         145             81
  Scudder Equity 500 Index
    (Pinnacle IV(TM))                    485    (9,038)      11,352          2,799
  Scudder Small Cap Index
    (Pinnacle IV(TM))                     49       (12)       1,554          1,591
  Scudder EAFE Equity Index
    (Pinnacle(TM))                       390    (4,381)      67,822         63,831

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                               INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                 -------------------------------------------------------------------------------
                                                                        CHANGE IN NET
                                                                          UNREALIZED           NET INCREASE IN
                                                 NET REALIZED GAIN       APPRECIATION             NET ASSETS
                                 NET INVESTMENT  (LOSS) ON SALE OF   (DEPRECIATION) DURING     RESULTING FROM
            DIVISION              INCOME (LOSS)     INVESTMENTS           THE PERIOD            OPERATIONS
----------------------------------------------------------------------------------------------------------------
CLASS A (CONTINUED):
  Scudder Equity 500 Index
    (Pinnacle(TM))               $      (24,574) $      (1,553,288) $             3,628,553  $         2,050,691
  Scudder Small Cap Index
    (Pinnacle(TM))                      (21,009)          (484,922)               1,652,540            1,146,609
CLASS B:
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))                       482               (157)                  13,894               14,219
  Scudder Equity 500 Index
    (Pinnacle IV(TM))                    (5,808)            (2,318)                 230,151              222,025
  Scudder Small Cap Index
    (Pinnacle IV(TM))                    (1,645)             1,136                   64,030               63,521

                                          INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                 --------------------------------------------------------------------------------------
                                                                                                        NET INCREASE
                                 CONTRIBUTIONS      CONTRACT        NET TRANSFERS     CONTRACT       (DECREASE) IN NET
                                 FROM CONTRACT  TERMINATIONS AND  AMONG INVESTMENT   MAINTENANCE   ASSETS FROM CONTRACT
            DIVISION                HOLDERS         BENEFITS           OPTIONS         CHARGES     RELATED TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
CLASS A (CONTINUED):
  Scudder Equity 500 Index
    (Pinnacle(TM))               $      85,548  $       (986,309) $     (3,147,884) $     (5,630) $          (4,054,275)
  Scudder Small Cap Index
    (Pinnacle(TM))                       8,063          (267,269)       (1,659,767)       (1,225)            (1,920,198)
CLASS B:
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))                    8,976              (327)           47,652           (22)                56,279
  Scudder Equity 500 Index
    (Pinnacle IV(TM))                  681,230           (30,826)          422,610          (214)             1,072,800
  Scudder Small Cap Index
    (Pinnacle IV(TM))                  204,907           (17,601)          151,250           (34)               338,522

                                    INCREASE     NET ASSETS,
                                 (DECREASE) IN  BEGINNING OF  NET ASSETS, END
            DIVISION               NET ASSETS       YEAR          OF YEAR
-----------------------------------------------------------------------------
CLASS A (CONTINUED):
  Scudder Equity 500 Index
    (Pinnacle(TM))               $  (2,003,584) $ 12,348,981  $    10,345,397
  Scudder Small Cap Index
    (Pinnacle(TM))                    (773,589)    4,956,966        4,183,377
CLASS B:
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))                   70,498        20,812           91,310
  Scudder Equity 500 Index
    (Pinnacle IV(TM))                1,294,825       312,515        1,607,340
  Scudder Small Cap Index
    (Pinnacle IV(TM))                  402,043        27,830          429,873

                                                UNIT TRANSACTIONS
                                   -----------------------------------------------
                                                                       INCREASE
                                     UNITS     UNITS       UNITS     (DECREASE) IN
            DIVISION               PURCHASED  REDEEMED  TRANSFERRED      UNITS
----------------------------------------------------------------------------------
CLASS A (CONTINUED):
  Scudder Equity 500 Index
    (Pinnacle(TM))                     8,422   (97,866)    (361,359)      (450,803)
  Scudder Small Cap Index
    (Pinnacle(TM))                       831   (27,214)    (217,887)      (244,270)
CLASS B:
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))                    926       (43)       5,394          6,277
  Scudder Equity 500 Index
    (Pinnacle IV(TM))                 72,632    (3,383)      46,113        115,362
  Scudder Small Cap Index
    (Pinnacle IV(TM))                 21,634    (2,032)      15,963         35,565

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                               SEPARATE ACCOUNT II
                                       OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account II (the "Separate Account") on May 21, 1992, under the insurance laws of the state of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA"). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity's general account. Such options include a guaranteed interest division or a Systematic Transfer Option ("STO"). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds ("Funds"): Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), and Variable Insurance Products Fund III ("VIP III"), part of the Fidelity Investments group of companies (collectively, "Fidelity's VIP Funds"); Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"); J.P. Morgan Series Trust II ("JPM Series"); MFS Variable Insurance Trust Funds ("MFS Funds"); Putnam Variable Trust Funds ("Putnam Funds"); Scudder VIT Funds ("Scudder Funds"), Touchstone Variable Series Trust Funds ("Touchstone Funds"), Van Kampen Universal Institutional Funds Portfolios ("Van Kampen UIF Funds") and Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Portfolios"). Fidelity

Management and Research Company serves as investment adviser to Fidelity's VIP Funds. The investment adviser of the Franklin Templeton Funds is Franklin Templeton Investments. J.P. Morgan Investment Management Inc. is the investment adviser to the JPM Series. Massachusetts Financial Services Company ("MFS") is the investment adviser to the MFS Funds. Putnam Investment Management, LLC serves as the investment adviser of the Putnam Funds. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. Morgan Stanley Dean Witter Investment Management, Inc. is the investment adviser for the Van Kampen UIF Funds. Van Kampen Asset Management manages the Van Kampen LIT Portfolios.

The contract holder's account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund. The Separate Account currently has one hundred sixteen divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the statement of operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2004 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2004) and the cost of shares held at December 31, 2004 for each division were as follows:

                              DIVISION                                  PURCHASES         SALES           COST
-------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (Pinnacle IV(TM))                         $     477,260   $         312   $     476,949
  Touchstone Balanced (Pinnacle IV(TM))                                   1,158,348          34,678       1,288,278
  Touchstone Baron Small Cap (Pinnacle IV(TM))                              833,341         103,194       1,450,711
  Touchstone Conservative ETF (Pinnacle IV(TM))                              22,300              27          22,273
  Touchstone Core Bond (Pinnacle IV(TM))                                    291,448         220,150         593,776
  Touchstone Emerging Growth (Pinnacle IV(TM))                              851,632          65,518         854,077
  Touchstone Enhanced Dividend 30 (Pinnacle IV(TM))                         162,581           1,318         170,372
  Touchstone Enhanced ETF (Pinnacle IV(TM))                                   7,125               4           7,121
  Touchstone Growth & Income (Pinnacle IV(TM))                              435,530         399,605         574,752
  Touchstone High Yield (Pinnacle IV(TM))                                 1,408,904         652,121       1,945,832
  Touchstone Large Cap Growth (Pinnacle IV(TM))                             179,754          36,900         468,136
  Touchstone Moderate ETF (Pinnacle IV(TM))                                  75,431              90          75,342
  Touchstone Money Market (Pinnacle IV(TM))                                   3,409         171,212         177,995
  Touchstone Third Avenue Value (Pinnacle IV(TM))                         2,503,715         481,009       4,894,478
  Touchstone Value Plus (Pinnacle IV(TM))                                   238,801          42,697         758,787
  Touchstone Aggressive ETF (Pinnacle(TM))                                  661,963               -         661,963
  Touchstone Balanced (Pinnacle(TM))                                      1,149,296         121,368       1,358,056
  Touchstone Baron Small Cap (Pinnacle(TM))                                 489,685       1,044,870       2,961,908
  Touchstone Core Bond (Pinnacle(TM))                                     3,044,160       4,388,516         899,969
  Touchstone Emerging Growth (Pinnacle(TM))                                 134,757          53,622         224,526
  Touchstone Enhanced Dividend 30 (Pinnacle(TM))                            332,033          50,731         295,718
  Touchstone Enhanced ETF (Pinnacle(TM))                                    226,358             160         226,201
  Touchstone Growth & Income (Pinnacle(TM))                                 416,540          67,779         856,257
  Touchstone High Yield (Pinnacle(TM))                                    1,518,335       3,737,149       4,108,103
  Touchstone Large Cap Growth (Pinnacle(TM))                                258,277         567,161       3,580,317
  Touchstone Moderate ETF (Pinnacle(TM))                                     35,665               -          35,665
  Touchstone Money Market (Pinnacle(TM))                                 11,504,307      20,748,592       6,743,526
  Touchstone Third Avenue Value (Pinnacle(TM))                            1,343,771       2,858,280       8,378,815
  Touchstone Value Plus (Pinnacle(TM))                                      163,252         496,474       1,270,015
  JP Morgan Bond (Pinnacle IV(TM))                                        1,120,997         408,032       3,048,918
  JP Morgan International Equity (Pinnacle IV(TM))                          509,481          52,953         546,340
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                               1,120,455          36,813       1,633,786
  JP Morgan Bond (Pinnacle(TM))                                           1,859,826       3,340,070       7,155,825

                              DIVISION                                  PURCHASES         SALES           COST
-------------------------------------------------------------------------------------------------------------------
  JP Morgan International Equities (Pinnacle(TM))                     $     482,374   $     158,968   $     867,438
  JP Morgan Mid Cap Value (Pinnacle(TM))                                     70,672          15,950          55,183
  Putnam VT New Opportunities (Pinnacle(TM))                                110,868         195,122               -
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                       193,447         292,584         832,314
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                          1,811,262       1,887,025       2,604,700
INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle(TM))                                 913,819       1,518,928       6,475,159
  Fidelity VIP II Contrafund (Pinnacle(TM))                               2,195,202       2,207,068       9,515,739
  Fidelity VIP III Growth & Income (Pinnacle(TM))                           442,209       1,149,876       4,530,222
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))                      156,879         995,332       2,025,450
SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV(TM))                               4,873,274       4,470,429       4,628,192
  MFS Capital Opportunities (Pinnacle IV(TM))                               381,498          20,154         413,739
  MFS Emerging Growth (Pinnacle IV(TM))                                     329,328         335,770         308,372
  MFS Investors Growth Stock (Pinnacle IV(TM))                               69,854          74,521          35,035
  MFS Mid Cap Growth (Pinnacle IV(TM))                                      689,102          95,959       1,444,070
  MFS New Discovery (Pinnacle IV(TM))                                       118,632         146,162         155,169
  MFS Total Return (Pinnacle IV(TM))                                      1,506,243         186,839       2,466,573
  Fidelity VIP Growth (Pinnacle(TM))                                      1,586,066       1,760,737       3,012,830
  Fidelity VIP III Mid Cap (Pinnacle(TM))                                 2,628,365       2,062,031       6,622,820
  MFS Capital Opportunities (Pinnacle(TM))                                1,611,355         792,261       1,549,078
  MFS Emerging Growth (Pinnacle(TM))                                        112,346         236,213         634,786
  MFS Investors Growth Stock (Pinnacle(TM))                                   2,361               4           2,357
  MFS Investors Trust (Pinnacle(TM))                                         14,485         857,930               -
  MFS Mid Cap Growth (Pinnacle(TM))                                         238,938         355,550       1,065,104
  MFS New Discovery (Pinnacle(TM))                                          669,573         958,967         753,432
  MFS Total Return (Pinnacle(TM))                                            17,936             163          17,781
  MFS Investors Trust (Pinnacle IV(TM))                                      25,892         160,183               -
  MFS Research (Pinnacle IV(TM))                                              2,312          82,990               -
SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                               83,905             148          83,762
  Fidelity VIP Balanced (Pinnacle IV(TM))                                   244,956          55,690         434,125
  Fidelity VIP Contrafund (Pinnacle IV(TM))                               3,046,243         342,987       4,418,526
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))                 5,316              17           5,301
  Fidelity VIP Equity-Income (Pinnacle IV(TM))                            1,324,474         232,114       2,379,869
  Fidelity VIP Growth (Pinnacle IV(TM))                                   1,188,808         852,899       1,487,369
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                            886,234         421,990       1,855,576
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                       101,048          13,595         178,721

                              DIVISION                                  PURCHASES         SALES           COST
-------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP High Income (Pinnacle IV(TM))                          $     377,067   $     218,573   $     520,624
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                      364,163          76,523         288,977
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                                  1,314,522         288,248       1,765,804
  Fidelity VIP Overseas (Pinnacle IV(TM))                                    71,914           5,127          67,092
  Fidelity VIP Asset Manager (Pinnacle(TM))                                  27,311          27,933               -
  Fidelity VIP Balanced (Pinnacle(TM))                                      137,488          23,713         115,072
  Fidelity VIP High Income (Pinnacle(TM))                                   248,855         210,232          47,103
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))                         125,259          97,014          30,275
  Fidelity VIP Overseas (Pinnacle(TM))                                       49,801             228          49,583
SERVICE SHARES:
  Janus Aspen Growth (Pinnacle(TM))                                           7,683         574,302               -
  Janus Aspen Mid Cap Growth (Pinnacle(TM))                                  18,493         758,435               -
  Janus Aspen Mid Cap Growth (Pinnacle IV(TM))                               36,810         137,279               -
  Janus Aspen Growth (Pinnacle IV(TM))                                       12,136          81,335               -
  Janus Aspen Worldwide Growth (Pinnacle IV(TM))                             35,097         152,507               -
  Janus Aspen International Growth (Pinnacle IV(TM))                         31,180          35,073               -
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth (Pinnacle(TM))                               405,484       8,529,063               -
CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                    172,662          86,959         234,470
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                       1,309,852         362,081       1,649,111
  Franklin Growth and Income Securities (Pinnacle(TM))                      652,381       1,837,790       7,933,414
  Franklin Income Securities (Pinnacle(TM))                               2,078,561       3,740,514      16,132,770
CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV(TM))                               88,498          45,594          71,107
  Putnam VT Growth and Income (Pinnacle IV(TM))                             399,929          63,081         762,203
  Putnam VT International Equity (Pinnacle IV(TM))                          597,340          91,054         686,302
  Putnam VT New Opportunities (Pinnacle IV(TM))                              23,165          33,457               -
  Putnam VT Small Cap Value (Pinnacle IV(TM))                               532,232         199,053         969,952
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV(TM))              285,533          75,222         368,700
  Putnam VT Voyager (Pinnacle IV(TM))                                       109,043          14,114         133,143
  Putnam VT Discovery Growth (Pinnacle(TM))                                  17,297          75,071          88,762
  Putnam VT Growth and Income (Pinnacle(TM))                                300,064         523,093         272,179
  Putnam VT International Equity (Pinnacle(TM))                             802,126       1,123,087         644,145
  Putnam VT Small Cap Value (Pinnacle(TM))                                1,537,790       1,235,534       2,242,063
  Putnam VT The George Putnam Fund of Boston (Pinnacle(TM))                  96,432          67,201          83,331
  Putnam VT Voyager (Pinnacle(TM))                                           60,374          77,185          54,483

                              DIVISION                                  PURCHASES         SALES           COST
-------------------------------------------------------------------------------------------------------------------
CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV(TM))             $     787,567   $      60,318   $   1,237,019
  Franklin Income Securities (Pinnacle IV(TM))                            2,768,576         455,405       3,676,103
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))                  1,183,766          58,317       1,346,873
  Franklin Mutual Shares Securities (Pinnacle IV(TM))                     1,719,946          65,772       2,185,675
  Templeton Foreign Securities Fund (Pinnacle IV(TM))                       882,311         117,415       1,046,966
  Templeton Growth Securities (Pinnacle IV(TM))                             861,922         100,907         965,059
  Van Kampen LIT Comstock (Pinnacle IV(TM))                                 509,947         169,116         541,662
  Van Kampen LIT Emerging Growth (Pinnacle IV(TM))                          350,677          19,891         331,768
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                  331,319         139,090         262,840
  Franklin Large Cap Growth Securities (Pinnacle(TM))                       381,031         128,606         404,093
  Franklin Mutual Shares Securities (Pinnacle(TM))                          365,908         423,239       1,130,235
  Templeton Foreign Securities Fund (Pinnacle(TM))                        1,007,787         265,771         892,275
  Templeton Growth Securities (Pinnacle(TM))                                408,664         189,404         596,273
  Van Kampen LIT Comstock (Pinnacle(TM))                                    312,517         132,549         371,541
  Van Kampen LIT Emerging Growth (Pinnacle(TM))                             125,051          98,721          60,073
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                     720,700         517,683         789,205
CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                            59,462          16,748          90,996
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                             40,803         146,586         460,507
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                              12,744          41,459          43,133
  Scudder VIT EAFE Equity Index (Pinnacle(TM))                            7,675,621       1,185,798       7,734,588
  Scudder VIT Equity 500 Index (Pinnacle(TM))                             2,145,379       2,142,894       8,983,473
  Scudder VIT Small Cap Index (Pinnacle(TM))                              1,362,605       2,073,546       3,143,714
CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                           584,853          49,405         624,255
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                          2,256,340         243,765       3,458,236
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                             431,303         281,444         569,859

The following Separate Account divisions were closed during 2003:

  Gabelli Large Cap Value (Pinnacle(TM))
  Gabelli Large Cap Value (Pinnacle IV(TM))
  Touchstone Growth/Value (Pinnacle(TM))
  Touchstone Growth/Value (Pinnacle IV(TM))
  Touchstone International Equity (Pinnacle IV(TM)) Touchstone International Equity (Pinnacle(TM))
  Touchstone Large Cap Growth (Pinnacle IV(TM))
  Touchstone Small Cap Value (Pinnacle(TM))
  Van Kampen Bandwidth & Telecommunication (Pinnacle(TM))
  Van Kampen Bandwidth & Telecommunication (Pinnacle IV(TM)) Van Kampen Biotechnology & Pharmaceutical (Pinnacle(TM)) Van Kampen Biotechnology & Pharmaceutical (Pinnacle IV(TM)) Van Kampen Internet (Pinnacle(TM))
  Van Kampen Internet (Pinnacle IV(TM))
  Van Kampen MS High-Tech 35 Index (Pinnacle(TM))
  Van Kampen MS U.S. Multinational (Pinnacle(TM))
  Van Kampen MS U.S. Multinational (Pinnacle IV(TM))
  Fidelity VIP Money Market (Pinnacle(TM))
INSTITUTIONAL SHARES:
  Janus Aspen Balanced (Pinnacle(TM))
  Janus Aspen Capital Appreciation (Pinnacle(TM))
  Janus Aspen Money Market (Pinnacle(TM))
SERVICE CLASS 2:
  VIP Money Market (Pinnacle IV(TM))
SERVICE SHARES:
  Janus Aspen Balanced (Pinnacle IV(TM))
  Janus Aspen Capital Appreciation (Pinnacle IV(TM))
  Janus Aspen Core Equity (Pinnacle IV(TM))
  Janus Aspen Strategic Value (Pinnacle(TM))
  Janus Aspen Strategic Value (Pinnacle IV(TM))

3. EXPENSES

There are two contracts currently offered by the Separate Account: Pinnacle and Pinnacle IV. Both contracts have a deferred sales load charge. Pinnacle charges 1.20% and 0.15% of net assets, and Pinnacle IV charges 1.30% and 0.15% of net assets, respectively for mortality expense risks and administrative expenses. These charges are deducted on a daily basis. In addition, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on a quarterly anniversary day.

4. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2004, 2003, 2002 and 2001 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2004 and
2003).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
   Touchstone Aggressive ETF (Pinnacle IV(TM))
                               2004            $   47   $  10.27  $      478  $          -       12.05%    1.45%        2.70%
   Touchstone Balanced (Pinnacle IV(TM))
                               2004               116      11.95       1,381             -        1.71%    1.45%        7.95%
                               2003                16      11.07         173             -        1.49%    1.45%       19.81%
   Touchstone Baron Small Cap (Pinnacle IV(TM))
                               2004               130      14.70       1,907             -        0.00%    1.45%       25.96%
                               2003                71      11.67         828             -        0.00%    1.45%       31.57%
                               2002                26       8.87         233             -        0.00%    1.45%      (11.30%)
   Touchstone Conservative ETF (Pinnacle IV(TM))
                               2004                 2      10.16          22             -       15.62%    1.45%        1.60%
   Touchstone Core Bond (Pinnacle IV(TM))
                               2004                53      10.87         577             -        3.91%    1.45%        1.78%
                               2003                48      10.68         511             -        6.05%    1.45%        2.01%
                               2002                14      10.47         150             -       49.15%    1.45%        4.70%
   Touchstone Emerging Growth (Pinnacle IV(TM))
                               2004                73      12.29         891        26,365        3.37%    1.45%       10.42%
                               2003                 6      11.13          68           478        0.00%    1.45%       45.11%
                               2002                 2       7.67          12           277        3.64%    1.45%      (23.30%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
   Touchstone Enhanced Dividend 30 (Pinnacle IV(TM))
                               2004            $   16   $  11.01  $      181  $          -        6.12%    1.45%        3.67%
                               2003                 1      10.62          11             -        1.62%    1.45%       29.99%
                               2002                 -*      8.17           1             -        4.01%    1.45%      (18.30%)
   Touchstone Enhanced ETF (Pinnacle IV(TM))
                               2004                 1      10.50           7             -        7.82%    1.45%        5.00%
   Touchstone Growth & Income (Pinnacle IV(TM))
                               2004                52      11.72         615             -        2.51%    1.45%        8.42%
                               2003                50      10.81         538         3,043       14.90%    1.45%       31.03%
                               2002                 -*      8.25           1            49        0.22%    1.45%      (17.50%)
   Touchstone High Yield (Pinnacle IV(TM))
                               2004               148      12.85       1,907             -        8.70%    1.45%        7.98%
                               2003                96      11.90       1,143             -       17.34%    1.45%       22.18%
                               2002                21       9.74         204             -       15.04%    1.45%       (2.60%)
   Touchstone Large Cap Growth (Pinnacle IV(TM))
                               2004                55      10.63         587             -        1.19%    1.45%       13.33%
                               2003                40       9.38         377             -        0.19%    1.45%       30.28%
                               2002                10       7.20          72             -        0.00%    1.45%      (28.00%)
   Touchstone Moderate ETF (Pinnacle IV(TM))
                               2004                 7      10.25          76             -        6.73%    1.45%        2.50%
   Touchstone Money Market (Pinnacle IV(TM))
                               2004                18       9.94         178             -        1.27%    1.45%       -0.10%
                               2003                35       9.95         346             -        0.99%    1.45%       (0.50%)
                               2002                 7      10.00          74             -        0.63%    1.45%        0.00%
   Touchstone Third Avenue Value (Pinnacle IV(TM))
                               2004               469      14.24       6,676             -        0.31%    1.45%       24.15%
                               2003               304      11.47       3,483             -        0.31%    1.45%       38.19%
                               2002               139       8.30       1,157             -        2.77%    1.45%      (17.00%)
   Touchstone Value Plus (Pinnacle IV(TM))
                               2004                86      10.86         939             -        0.89%    1.45%        8.93%
                               2003                67       9.97         668             -        1.06%    1.45%       27.82%
   Touchstone Aggressive ETF (Pinnacle(TM))
                               2004                65      10.27         663             -       14.12%    1.35%        2.70%
   Touchstone Balanced (Pinnacle(TM))
                               2004               120      11.99       1,437             -        1.58%    1.35%        8.21%
                               2003                31      11.08         340             -        0.82%    1.35%       19.91%
                               2002                45       9.24         419            41        3.64%    1.35%       (7.60%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
   Touchstone Baron Small Cap (Pinnacle(TM))
                               2004            $  179   $  25.26  $    4,512  $          -        0.00%    1.35%       26.11%
                               2003               202      20.03       4,046             -        0.00%    1.35%       31.60%
                               2002               185      15.22       2,810             -        0.00%    1.35%      (15.21%)
                               2001               229      17.95       4,102             -        0.00%    1.35%        5.09%
   Touchstone Core Bond (Pinnacle(TM))
                               2004                81      10.90         882             -        2.31%    1.35%        1.87%
                               2003               209      10.70       2,240             -        7.86%    1.35%        2.10%
                               2002                72      10.48         752             -       11.04%    1.35%        4.80%
   Touchstone Emerging Growth (Pinnacle(TM))
                               2004                19      12.32         234         7,644        2.12%    1.35%       10.49%
                               2003                13      11.15         144         1,052        0.00%    1.35%       45.37%
                               2002                 1       7.67           6           141        1.21%    1.35%      (23.30%)
   Touchstone Enhanced Dividend 30 (Pinnacle(TM))
                               2004                27      11.04         302             -        2.50%    1.35%        3.76%
                               2003                 1      10.64          15             -        2.38%    1.35%       30.07%
                               2002                 -*      8.18           2             -        0.16%    1.35%      (18.20%)
   Touchstone Enhanced ETF (Pinnacle(TM))
                               2004                22      10.50         229             -        6.56%    1.35%        5.00%
   Touchstone Growth & Income (Pinnacle(TM))
                               2004                81      11.76         957             -        1.93%    1.35%        8.69%
                               2003                50      10.82         546         2,187        6.46%    1.35%       30.99%
                               2002                 2       8.26          20           769        0.20%    1.35%      (17.40%)
   Touchstone High Yield (Pinnacle(TM))
                               2004               312      12.88       4,022             -        5.87%    1.35%        8.05%
                               2003               514      11.92       6,127             -        9.07%    1.35%       22.26%
                               2002               480       9.75       4,679             -        8.82%    1.35%       (2.50%)
   Touchstone Large Cap Growth (Pinnacle(TM))
                               2004               225      19.29       4,334             -        0.97%    1.35%       13.34%
                               2003               242      17.02       4,112             -        0.12%    1.35%       30.52%
                               2002               269      13.04       3,512             -        0.00%    1.35%      (31.44%)
                               2001               368      19.02       6,993       645,503        0.00%    1.35%      (28.90%)
   Touchstone Moderate ETF (Pinnacle(TM))
                               2004                 4      10.25          36             -        7.39%    1.35%        2.50%
   Touchstone Money Market (Pinnacle(TM))
                               2004               677       9.97       6,746             -        1.27%    1.35%        0.00%
                               2003             1,604       9.97      15,989             -        0.88%    1.35%       (0.30%)
                               2002                70      10.00         704             -        0.81%    1.35%        0.00%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
   Touchstone Third Avenue Value (Pinnacle(TM))
                               2004            $  282   $  41.77  $   11,798  $          -        0.23%    1.35%       24.20%
                               2003               320      33.63      10,745             -        0.35%    1.35%       38.34%
                               2002               323      24.31       7,847             -        1.54%    1.35%      (18.61%)
                               2001               354      29.87      10,574             -        0.82%    1.35%       13.70%
   Touchstone Value Plus (Pinnacle(TM))
                               2004               155      10.89       1,689             -        0.69%    1.35%        9.12%
                               2003               186       9.98       1,857             -        0.87%    1.35%       27.95%
                               2002                 -*      7.80           0             -*       1.40%    1.35%      (22.00%)
   JP Morgan Bond (Pinnacle IV(TM))
                               2004               272      11.15       3,035        23,547        4.38%    1.45%        2.76%
                               2003               216      10.85       2,346        10,262        4.32%    1.45%        2.17%
                               2002               126      10.62       1,334             -        0.18%    1.45%        6.20%
   JP Morgan International Equity (Pinnacle IV(TM))
                               2004                47      13.24         619             -        0.37%    1.45%       16.65%
                               2003                 8      11.35          94             -        0.66%    1.45%       30.46%
                               2002                 2       8.70          15             -        0.13%    1.45%      (13.00%)
   JP Morgan Mid Cap Value (Pinnacle IV(TM))
                               2004               140      14.01       1,960         1,391        0.58%    1.45%       19.23%
                               2003                52      11.75         613             -        0.19%    1.45%       27.72%
                               2002                 2       9.20          18             -        0.00%    1.45%       (8.00%)
   JP Morgan Bond (Pinnacle(TM))
                               2004               520      13.73       7,139        78,542        4.82%    1.35%        2.85%
                               2003               657      13.35       8,772        65,161        4.98%    1.35%        2.38%
                               2002               953      13.04      12,424             -        0.62%    1.35%        7.33%
                               2001               693      12.15       8,421        44,618        6.26%    1.35%        5.47%
   JP Morgan International Equities (Pinnacle(TM))
                               2004                92      11.56       1,066             -        0.55%    1.35%       16.77%
                               2003                62       9.90         610             -        0.74%    1.35%       30.61%
                               2002               108       7.58         817             -        0.36%    1.35%      (19.36%)
                               2001                60       9.40         564         7,978        1.52%    1.35%      (20.27%)
   JP Morgan Mid Cap Value (Pinnacle(TM))
                               2004                 5      11.50          56             -        0.00%    1.35%       15.00%
                               2003                 7      12.49          83             -        0.00%    1.35%       24.90%
   Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))
                               2004                54      17.29         941         3,920       10.69%    1.35%        8.61%
                               2003                67      15.92       1,064             -        0.00%    1.35%       26.15%
                               2002                78      12.62         983             -        8.37%    1.35%        7.68%
                               2001                49      11.72         571             -        8.99%    1.35%        8.62%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
   Van Kampen UIF U.S. Real Estate (Pinnacle(TM))
                               2004            $  154   $  21.90  $    3,364  $     39,992        1.89%    1.35%       34.60%
                               2003               160      16.27       2,600             -        0.00%    1.35%       35.58%
                               2002               225      12.00       2,706        50,683        4.39%    1.35%       (2.12%)
                               2001               103      12.26       1,266        10,321        4.05%    1.35%        8.40%
INITIAL CLASS:
   Fidelity VIP Equity-Income (Pinnacle(TM))
                               2004               500      13.99       6,995        25,957        1.59%    1.35%        9.98%
                               2003               550      12.72       6,990             -        1.92%    1.35%       28.61%
                               2002               595       9.89       5,880       161,163        1.92%    1.35%      (18.06%)
                               2001               639      12.07       7,711       345,350        1.65%    1.35%       (6.29%)
   Fidelity VIP II Contrafund (Pinnacle(TM))
                               2004               817      16.03      13,094             -        0.33%    1.35%       13.93%
                               2003               811      14.07      11,412             -        0.52%    1.35%       26.76%
                               2002               960      11.10      10,651             -        0.82%    1.35%      (10.63%)
                               2001               839      12.42      10,415       437,889        1.05%    1.35%      (13.39%)
   Fidelity VIP III Growth & Income (Pinnacle(TM))
                               2004               423      12.73       5,383             -        0.93%    1.35%        4.34%
                               2003               479      12.20       5,845             -        1.19%    1.35%       22.12%
                               2002               490       9.99       4,898             -        1.53%    1.35%      (17.78%)
                               2001               683      12.15       8,298       379,425        1.46%    1.35%       (9.93%)
   Fidelity VIP III Growth Opportunities (Pinnacle(TM))
                               2004               240       9.72       2,337             -        0.57%    1.35%        5.77%
                               2003               330       9.19       3,031             -        0.81%    1.35%       28.17%
                               2002               296       7.17       2,120             -        1.19%    1.35%      (22.90%)
                               2001               382       9.30       3,553             -        0.42%    1.35%      (15.61%)
SERVICE CLASS:
   Touchstone Money Market (Pinnacle IV(TM))
                               2004               466       9.92       4,627             -        1.10%    1.45%       -0.40%
                               2003               424       9.96       4,225             -        0.64%    1.45%       (0.40%)
   MFS Capital Opportunities (Pinnacle IV(TM))
                               2004                45      10.56         470             -        0.06%    1.45%       10.46%
                               2003                 6       9.56          58             -        0.00%    1.45%       25.29%
                               2002                 2       7.63          13             -        0.00%    1.45%      (23.70%)
   MFS Emerging Growth (Pinnacle IV(TM))
                               2004                32      10.58         335             -        0.00%    1.45%       11.13%
                               2003                32       9.52         306             -        0.00%    1.45%       27.96%
                               2002                 1       7.44          10             -        0.00%    1.45%      (25.60%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
   MFS Investors Growth Stock (Pinnacle IV(TM))
                               2004            $    4   $  10.06  $       39  $          -        0.00%    1.45%        7.36%
                               2003                 4       9.37          39             -        0.00%    1.45%       20.75%
                               2002                 2       7.76          18             -        0.00%    1.45%      (22.40%)
   MFS Mid Cap Growth (Pinnacle IV(TM))
                               2004               179      10.02       1,798             -        0.00%    1.45%       12.71%
                               2003               113       8.89       1,004             -        0.00%    1.45%       34.70%
                               2002                46       6.60         303             -        0.00%    1.45%      (34.00%)
   MFS New Discovery (Pinnacle IV(TM))
                               2004                16      10.26         164             -        0.00%    1.45%        4.69%
                               2003                19       9.80         191             -        0.00%    1.45%       31.54%
                               2002                 1       7.45          10             -        0.00%    1.45%      (25.50%)
   MFS Total Return (Pinnacle IV(TM))
                               2004               233      11.88       2,764             -        1.36%    1.45%        9.39%
                               2003               114      10.86       1,234             -        1.22%    1.45%       14.32%
                               2002                35       9.50         330           197        0.56%    1.45%       (5.00%)
   Fidelity VIP Growth (Pinnacle(TM))
                               2004               424       8.00       3,393             -        0.15%    1.35%        1.91%
                               2003               436       7.85       3,426             -        0.19%    1.35%       31.05%
                               2002               433       5.99       2,592             -        0.17%    1.35%      (31.15%)
                               2001               379       8.70       3,300       333,528        0.00%    1.35%      (18.92%)
   Fidelity VIP III Mid Cap (Pinnacle(TM))
                               2004               415      24.94      10,350             -        0.00%    1.35%       23.10%
                               2003               382      20.26       7,732             -        0.32%    1.35%       36.61%
                               2002               455      14.83       6,742             -        0.86%    1.35%      (11.09%)
                               2001               407      16.68       6,794             -        0.00%    1.35%       (4.69%)
   MFS Capital Opportunities (Pinnacle(TM))
                               2004               241       7.09       1,712             -        0.16%    1.35%       10.61%
                               2003               116       6.41         746             -        0.00%    1.35%       25.20%
                               2002               124       5.12         633             -        0.00%    1.35%      (30.72%)
                               2001               134       7.39         991        28,067        4.20%    1.35%      (24.75%)
   MFS Emerging Growth (Pinnacle(TM))
                               2004               125       5.76         723             -        0.00%    1.35%       11.20%
                               2003               147       5.18         761             -        0.00%    1.35%       28.22%
                               2002               159       4.04         641             -        0.00%    1.35%      (34.84%)
                               2001               154       6.20         954        55,073        0.00%    1.35%      (34.53%)
   MFS Investors Growth Stock (Pinnacle(TM))
                               2004                 -*     10.89           2             -        0.00%    1.35%        8.90%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
   MFS Mid Cap Growth (Pinnacle(TM))
                               2004            $  189    $  7.01  $    1,327  $          -        0.00%    1.35%       12.88%
                               2003               206       6.21       1,278             -        0.00%    1.35%       34.71%
                               2002               155       4.61         717             -        0.00%    1.35%      (44.19%)
                               2001               173       8.26       1,427             -        1.15%    1.35%      (18.78%)
   MFS New Discovery (Pinnacle(TM))
                               2004                91       9.00         816             -        0.00%    1.35%        4.77%
                               2003               126       8.59       1,081             -        0.00%    1.35%       31.75%
                               2002               119       6.52         776             -        0.00%    1.35%      (32.78%)
                               2001               134       9.70       1,296         1,010        2.69%    1.35%       (6.55%)
   MFS Total Return (Pinnacle(TM))
                               2004                 2      10.93          20             -        0.00%    1.35%        9.30%
                               2003                14       9.83         139             -        0.43%    1.45%       20.17%
                               2002                 8       8.18          67             -        0.00%    1.45%      (18.20%)
SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))
                               2004                 8      10.36          86             -        0.00%    1.45%        3.60%
   Fidelity VIP Balanced (Pinnacle IV(TM))
                               2004                39      11.58         457             -        1.42%    1.45%        3.67%
                               2003                23      11.17         252             -        0.00%    1.45%       11.70%
   Fidelity VIP Contrafund (Pinnacle IV(TM))
                               2004               392      13.14       5,152             -        0.14%    1.45%       13.47%
                               2003               162      11.58       1,880             -        0.13%    1.45%       26.28%
                               2002                30       9.17         273             -        0.00%    1.45%       (8.30%)
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))
                               2004                 1      11.42           6             -        0.00%    1.45%       -0.17%
   Fidelity VIP Equity-Income (Pinnacle IV(TM))
                               2004               235      11.99       2,818         5,864        1.05%    1.45%        9.60%
                               2003               136      10.94       1,493             -        1.15%    1.45%       28.10%
                               2002                63       8.54         536             -        0.00%    1.45%      (14.60%)
   Fidelity VIP Growth (Pinnacle IV(TM))
                               2004               160       9.81       1,572             -        0.10%    1.45%        1.66%
                               2003               122       9.65       1,173             -        0.06%    1.45%       30.58%
                               2002                34       7.39         248             -        0.00%    1.45%      (26.10%)
   Fidelity VIP Growth & Income (Pinnacle IV(TM))
                               2004               185      11.03       2,037             -        0.69%    1.45%        3.96%
                               2003               140      10.61       1,484             -        0.65%    1.45%       21.67%
                               2002                51       8.72         446             -        0.00%    1.45%      (12.80%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))
                               2004            $   18   $  10.95  $      199  $          -        0.30%    1.45%        5.29%
                               2003                10      10.40         100             -        0.35%    1.45%       27.61%
                               2002                 5       8.15          39             -        0.00%    1.45%      (18.50%)
   Fidelity VIP High Income (Pinnacle IV(TM))
                               2004                44      12.38         540             -        7.76%    1.45%        7.75%
                               2003                33      11.49         379             -        0.00%    1.45%       14.90%
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))
                               2004                28      10.32         292             -        0.00%    1.45%        3.20%
   Fidelity VIP Mid Cap (Pinnacle IV(TM))
                               2004               146      15.18       2,212             -        0.00%    1.45%       22.91%
                               2003                64      12.35         796             -        0.15%    1.45%       36.16%
                               2002                18       9.07         167             -        0.00%    1.45%       (9.30%)
   Fidelity VIP Overseas (Pinnacle IV(TM))
                               2004                 7      11.06          74             -        0.00%    1.45%       10.60%
   Fidelity VIP Balanced (Pinnacle(TM))
                               2004                12      10.50         121             -        0.00%    1.35%        5.00%
   Fidelity VIP High Income (Pinnacle(TM))
                               2004                 4      10.75          48             -        0.00%    1.35%        7.50%
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))
                               2004                 3      10.33          30             -        0.00%    1.35%        3.30%
   Fidelity VIP Overseas (Pinnacle(TM))
                               2004                 5      11.07          55             -        0.00%    1.35%       10.70%
CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))
                               2004                17      14.15         241           922       11.64%    1.45%        8.43%
                               2003                12      13.05         159             -        0.00%    1.45%       26.09%
                               2002                 4      10.35          39             -       24.11%    1.45%        3.50%
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))
                               2004               116      17.71       2,061        18,893        2.00%    1.45%       34.37%
                               2003                53      13.18         696             -        0.00%    1.45%       35.60%
                               2002                17       9.72         168         2,964        9.93%    1.45%       (2.80%)
   Franklin Growth and Income Securities (Pinnacle(TM))
                               2004               780      13.04      10,172             -        2.57%    1.35%        9.40%
                               2003               887      11.92      10,578             -        3.67%    1.35%       19.20%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1 (CONTINUED):
   Franklin Income Securities (Pinnacle(TM))
                               2004           $ 1,479   $  14.25  $   21,072  $          -        3.24%    1.35%       12.56%
                               2003             1,633      12.66      20,670             -        5.46%    1.35%       26.60%
CLASS 1B SHARES:
   Putnam VT Discovery Growth (Pinnacle IV(TM))
                               2004                 7      10.62          79             -        0.00%    1.45%        6.09%
                               2003                 3      10.01          27             -        0.00%    1.45%       30.00%
                               2002                 -*      7.70           1             -        0.00%    1.45%      (23.00%)
   Putnam VT Growth and Income (Pinnacle IV(TM))
                               2004                75      11.58         865             -        1.47%    1.45%        9.45%
                               2003                43      10.58         459             -        1.04%    1.45%       25.65%
                               2002                18       8.42         150            74        0.29%    1.45%      (15.80%)
   Putnam VT International Equity (Pinnacle IV(TM))
                               2004                63      12.58         788             -        0.86%    1.45%       14.57%
                               2003                17      10.98         189             -        0.72%    1.45%       26.64%
                               2002                11       8.67          93             -        0.00%    1.45%      (13.30%)
   Putnam VT Small Cap Value (Pinnacle IV(TM))
                               2004                84      15.39       1,296             -        0.30%    1.45%       24.41%
                               2003                60      12.37         742             -        0.20%    1.45%       47.44%
                               2002                18       8.39         153           258        0.07%    1.45%      (16.10%)
   Putnam VT The George Putnam Fund of Boston (Pinnacle IV(TM))
                               2004                33      11.93         393             -        1.70%    1.45%        6.61%
                               2003                15      11.19         164             -        0.00%    1.45%       11.90%
   Putnam VT Voyager (Pinnacle IV(TM))
                               2004                12      12.17         142             -        0.13%    1.45%        3.49%
                               2003                 3      11.76          39             -        0.00%    1.45%       17.60%
   Putnam VT Discovery Growth (Pinnacle(TM))
                               2004                 9      11.34          97             -        0.00%    1.35%        6.08%
                               2003                14      10.69         148             -        0.00%    1.35%       30.21%
                               2002                15       8.21         120             -        0.00%    1.35%      (30.54%)
                               2001                 1      11.82          13             -        0.00%    1.35%       18.20%
   Putnam VT Growth and Income (Pinnacle(TM))
                               2004                25      11.71         294             -        1.70%    1.35%        9.64%
                               2003                46      10.68         487             -        1.61%    1.35%       25.65%
                               2002                48       8.50         408         3,612        1.60%    1.35%      (20.11%)
                               2001                46      10.64         494             -        0.00%    1.35%        6.40%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
   Putnam VT International Equity (Pinnacle(TM))
                               2004           $    64   $  11.44  $      732  $          -        1.60%    1.35%       14.63%
                               2003                96       9.98         956             -        1.04%    1.35%       26.81%
                               2002                89       7.87         703             -        0.28%    1.35%      (18.78%)
                               2001                 6       9.69          60             -        0.00%    1.35%       (3.10%)
   Putnam VT Small Cap Value (Pinnacle(TM))
                               2004               181      14.99       2,719             -        0.31%    1.35%       24.50%
                               2003               157      12.04       1,889             -        0.27%    1.35%       47.73%
                               2002               113       8.15         924        11,931        0.23%    1.35%      (19.39%)
                               2001                46      10.11         470             -        0.00%    1.35%        1.10%
   Putnam VT The George Putnam Fund of Boston (Pinnacle(TM))
                               2004                 7      11.95          89             -        1.35%    1.35%        6.70%
                               2003                 5      11.20          54             -        1.69%    1.35%       12.00%
   Putnam VT Voyager (Pinnacle(TM))
                               2004                 5      12.19          58             -        0.28%    1.35%        3.57%
                               2003                 7      11.77          77             -        0.20%    1.35%       17.70%
CLASS 2:
   Franklin Growth and Income Securities (Pinnacle IV(TM))
                               2004               108      12.93       1,390             -        2.40%    1.45%        8.93%
                               2003                49      11.87         578             -        3.10%    1.45%       18.70%
   Franklin Income Securities (Pinnacle IV(TM))
                               2004               289      14.15       4,087             -        3.29%    1.45%       12.21%
                               2003               114      12.61       1,433             -        4.62%    1.45%       26.10%
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))
                               2004               113      12.71       1,439             -        0.39%    1.45%        6.36%
                               2003                20      11.95         233             -        0.18%    1.45%       19.50%
   Franklin Mutual Shares Securities (Pinnacle IV(TM))
                               2004               182      13.48       2,450             -        0.75%    1.45%       10.95%
                               2003                49      12.15         592             -        1.07%    1.45%       21.50%
   Templeton Foreign Securities Fund (Pinnacle IV(TM))
                               2004                81      14.80       1,193             -        1.07%    1.45%       16.81%
                               2003                23      12.67         291             -        0.35%    1.45%       26.70%
   Templeton Growth Securities (Pinnacle IV(TM))
                               2004                76      14.30       1,085             -        1.01%    1.45%       14.40%
                               2003                17      12.50         208             -        0.06%    1.45%       25.00%
   Van Kampen LIT Comstock (Pinnacle IV(TM))
                               2004                42      14.29         604             -        0.57%    1.45%       15.71%
                               2003                16      12.35         196             -        0.00%    1.45%       23.50%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
   Van Kampen LIT Emerging Growth (Pinnacle IV(TM))
                               2004           $    28   $  12.59  $      358  $          -        0.00%    1.45%        5.27%
                               2003                 -*     11.96           1             -        0.00%    1.45%       19.60%
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))
                               2004                17      17.42         303             -        0.64%    1.45%       21.22%
                               2003                 5      14.37          75             -        0.00%    1.45%       43.70%
   Franklin Large Cap Growth Securities (Pinnacle(TM))
                               2004                34      12.74         435             -        0.36%    1.35%        6.52%
                               2003                12      11.96         149             -        0.42%    1.35%       19.60%
   Franklin Mutual Shares Securities (Pinnacle(TM))
                               2004               104      13.51       1,403             -        0.81%    1.35%       11.10%
                               2003               108      12.16       1,309             -        1.05%    1.35%       21.60%
   Templeton Foreign Securities Fund (Pinnacle(TM))
                               2004                64      14.83         954             -        0.92%    1.35%       16.96%
                               2003                10      12.68         132             -        1.34%    1.35%       26.80%
   Templeton Growth Securities (Pinnacle(TM))
                               2004                49      14.32         695             -        1.14%    1.35%       14.47%
                               2003                31      12.51         388             -        1.92%    1.35%       25.10%
   Van Kampen LIT Comstock (Pinnacle(TM))
                               2004                29      14.32         419             -        0.61%    1.35%       15.86%
                               2003                15      12.36         189             -        0.00%    1.35%       23.60%
   Van Kampen LIT Emerging Growth (Pinnacle(TM))
                               2004                 5      12.61          66             -        0.00%    1.35%        5.26%
                               2003                 3      11.98          37             -        0.00%    1.35%       19.80%
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))
                               2004                52      17.46         901             -        0.76%    1.35%       21.33%
                               2003                40      14.39         574             -        0.00%    1.35%       43.90%
CLASS A:
   Scudder VIT EAFE Equity Index (Pinnacle IV(TM))
                               2004                 8      12.94         108             -        1.44%    1.45%       17.32%
                               2003                 4      11.03          49             -        4.39%    1.45%       31.47%
                               2002                 4       8.39          36             -        1.90%    1.45%      (16.10%)
   Scudder VIT Equity 500 Index (Pinnacle IV(TM))
                               2004                51      11.18         575             -        1.17%    1.45%        9.07%
                               2003                61      10.25         629             -        1.15%    1.45%       26.23%
                               2002                59       8.12         476             -        1.70%    1.45%      (18.80%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                              CAPITAL GAIN  INVESTMENT
                                               UNITS      UNIT    NET ASSETS    DIVIDEND      INCOME    EXPENSE     TOTAL
         DIVISION              YEAR            (000S)     VALUE     (000S)    DISTRIBUTION   RATIO (1)   RATIO    RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A (CONTINUED):
   Scudder VIT Small Cap Index (Pinnacle IV(TM))
                               2004           $     4   $  13.94  $       61  $          -        0.53%    1.45%       16.07%
                               2003                 7      12.01          81             -        0.81%    1.45%       44.35%
                               2002                 5       8.32          43            25        1.30%    1.45%      (16.80%)
   Scudder VIT EAFE Equity Index (Pinnacle(TM))
                               2004               847      10.90       9,232             -        0.54%    1.35%       17.46%
                               2003               131       9.28       1,219             -        3.76%    1.35%       31.63%
                               2002                68       7.05         476             -        1.20%    1.35%      (22.70%)
                               2001                71       9.12         643             -        0.00%    1.35%      (25.67%)
   Scudder VIT Equity 500 Index (Pinnacle(TM))
                               2004               885      12.77      11,306             -        1.10%    1.35%        9.15%
                               2003               884      11.70      10,345             -        1.11%    1.35%       26.49%
                               2002             1,335       9.25      12,349             -        1.04%    1.35%      (23.43%)
                               2001             1,727      12.08      20,868        18,510        1.20%    1.35%      (13.34%)
   Scudder VIT Small Cap Index (Pinnacle(TM))
                               2004               285      14.14       4,034             -        0.46%    1.35%       16.19%
                               2003               344      12.17       4,183             -        0.78%    1.35%       44.37%
                               2002               588       8.43       4,957         2,921        0.78%    1.35%      (21.65%)
                               2001               782      10.76       8,415       178,923        5.26%    1.35%        0.75%
CLASS B:
   Scudder VIT EAFE Equity Index (Pinnacle IV(TM))
                               2004                60      11.93         716             -        1.44%    1.45%       16.96%
                               2003                 9      10.20          91             -        2.59%    1.45%       31.11%
                               2002                 3       7.78          21             -        5.61%    1.45%      (22.20%)
   Scudder VIT Equity 500 Index (Pinnacle IV(TM))
                               2004               343      11.44       3,921             -        0.79%    1.45%        8.75%
                               2003               153      10.52       1,607             -        0.76%    1.45%       25.99%
                               2002                37       8.35         313             -        5.49%    1.45%      (16.50%)
   Scudder VIT Small Cap Index (Pinnacle IV(TM))
                               2004                52      12.68         655             -        0.22%    1.45%       15.69%
                               2003                39      10.96         430             -        0.47%    1.45%       44.02%
                               2002                 4       7.61          28            16        2.83%    1.45%      (23.90%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

FINANCIAL STATEMENTS (STATUTORY BASIS)

National Integrity Life Insurance Company

Years Ended December 31, 2004 and 2003 with Report of Independent Registered Public Accounting Firm

                    National Integrity Life Insurance Company

                              Financial Statements

                                (Statutory Basis)

                     Years Ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                         1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                                2
Statements of Operations (Statutory Basis)                                      4
Statements of Changes in Capital and Surplus (Statutory Basis)                  5
Statements of Cash Flows (Statutory Basis)                                      6
Notes to Financial Statements (Statutory Basis)                                 8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal controls over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

                                                  /s/ Ernst & Young LLP

Cincinnati, Ohio
April 15, 2005

                    National Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                               DECEMBER 31,
                                                          2004              2003
                                                    ---------------------------------
                                                             (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
  Bonds                                             $       595,593   $       476,919
  Preferred stocks                                            9,570             7,630
  Mortgage loans                                                683               725
  Policy loans                                               38,468            35,929
  Cash and short-term investments                            84,016            35,116
  Receivable for securities                                     843             3,551
  Other invested assets                                           -             3,731
                                                    ---------------------------------
Total cash and invested assets                              729,173           563,601

Separate account assets                                   1,985,124         1,785,987
Accrued investment income                                     7,631             6,197
Net deferred income tax asset                                 8,304             7,631
Other admitted assets                                             -             5,587

                                                    ---------------------------------
Total admitted assets                               $     2,730,232   $     2,369,003
                                                    =================================

                                                               DECEMBER 31,
                                                          2004             2003
                                                    ---------------------------------
                                                              (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                       $       647,975   $       496,879
    Unpaid claims                                                40                56
    Deposits on policies to be issued                           816             2,210
                                                    ---------------------------------
  Total policy and contract liabilities                     648,831           499,145

  Separate account liabilities                            1,952,223         1,753,087
  Transfers from separate accounts due, net                 (14,934)           (1,570)
  Payable for securities                                     23,597               226
  Asset valuation reserve                                    20,034            19,650
  Borrowed money                                                  -             5,920
  Other liabilities                                           2,344               646
                                                    ---------------------------------
Total liabilities                                         2,632,095         2,277,104

Capital and surplus:
  Common stock, $10 par value, 200,000 shares
     authorized, issued and outstanding                       2,000             2,000
  Paid-in surplus                                           206,371           181,371
  Unassigned deficit                                       (110,234)          (91,472)
                                                    ---------------------------------
Total capital and surplus                                    98,137            91,899
                                                    ---------------------------------
Total liabilities and capital and surplus           $     2,730,232   $     2,369,003
                                                    =================================

SEE ACCOMPANYING NOTES.

                   Statements of Operations (Statutory Basis)

                                                             YEAR ENDED DECEMBER 31,
                                                             2004              2003
                                                        ---------------------------------
                                                                 (IN THOUSANDS)
Premiums and other revenues:
  Premiums and annuity considerations                   $       421,335   $       375,070
  Net investment income                                          32,084            30,733
  Amortization of the interest maintenance reserve                  173              (173)
  Fees from management of separate account
    mutual funds                                                  7,246             6,428
  Other revenues                                                  2,307             2,743
                                                        ---------------------------------
Total premiums and other revenues                               463,145           414,801

Benefits paid or provided:
  Death benefits                                                  1,337             1,644
  Annuity benefits                                               46,266            34,853
  Surrender benefits                                            190,789           169,981
  Payments on supplementary contracts                               706               569
  Increase in insurance and annuity reserves                    139,431            68,242
  Other benefits                                                    305               121
                                                        ---------------------------------
Total benefits paid or provided                                 378,834           275,410

Insurance expenses and other deductions:
  Commissions                                                    28,934            24,412
  General expenses                                               11,716            11,758
  Taxes, licenses and fees                                        1,970               630
  Net transfers to separate accounts                             48,650           107,166
  Other                                                          (4,005)              (64)
                                                        ---------------------------------
Total insurance expenses and other deductions                    87,265           143,902
                                                        ---------------------------------
Loss from operations before federal income tax
  benefit and net realized capital gains and losses              (2,954)           (4,511)

Federal income tax benefit                                       (1,168)           (7,956)
                                                        ---------------------------------
Gain (loss) from operations before net realized
  capital gains and losses                                       (1,786)            3,445
Net realized capital gains (losses)                              (2,225)              480
                                                        ---------------------------------
Net income (loss)                                       $        (4,011)  $         3,925
                                                        =================================

SEE ACCOMPANYING NOTES.

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2004 and 2003

                                                                                                      TOTAL
                                                       COMMON         PAID-IN       UNASSIGNED     CAPITAL AND
                                                        STOCK         SURPLUS        DEFICIT         SURPLUS
                                                    -----------------------------------------------------------
                                                                         (IN THOUSANDS)
Balance, January 1, 2003                            $       2,000  $     156,371  $     (87,264)  $      71,107

Net income                                                      -              -          3,925           3,925
Change in deferred income tax asset                             -              -          7,933           7,933
Change in net unrealized capital gains
  (losses)                                                      -              -            (93)            (93)
Change in nonadmitted assets and
  related items                                                 -              -         (2,381)         (2,381)
Increase in asset valuation reserve                             -              -         (2,086)         (2,086)
Change in surplus in separate accounts                          -              -        (11,506)        (11,506)
Capital contribution                                            -         25,000              -          25,000
                                                    -----------------------------------------------------------
Balance, December 31, 2003                                  2,000        181,371        (91,472)         91,899

Net loss                                                        -              -         (4,011)         (4,011)
Change in deferred income tax asset                             -              -          6,875           6,875
Change in net unrealized capital gains
  (losses)                                                      -              -             95              95
Change in nonadmitted
  assets and related items                                      -              -         (7,473)         (7,473)
Change in reserve on account of change
  in valuation basis                                            -              -        (10,100)        (10,100)
Increase in asset valuation reserve                             -              -           (384)           (384)
Change in surplus in separate accounts                          -              -         (3,764)         (3,764)
Capital contribution                                            -         25,000              -          25,000
                                                    -----------------------------------------------------------
Balance, December 31, 2004                          $       2,000  $     206,371  $    (110,234)  $      98,137
                                                    ===========================================================

SEE ACCOMPANYING NOTES.

                   Statements of Cash Flows (Statutory Basis)

                                                               YEAR ENDED DECEMBER 31,
                                                                2004             2003
                                                          ---------------------------------
                                                                   (IN THOUSANDS)
OPERATIONS:
  Premiums, policy proceeds, and other
    considerations received                               $       421,335   $       375,070
  Net investment income received                                   30,740            30,298
  Benefits paid                                                  (239,500)         (207,142)
  Insurance expenses paid                                         (39,193)          (36,699)
  Other income received, net of other expenses
    paid                                                            9,553             9,171
  Net transfers to separate accounts                              (62,014)          (98,829)
                                                          ---------------------------------
Net cash provided by operations                                   120,921            71,869

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
  of investments:
    Bonds                                                         410,904           604,048
    Mortgage loans                                                     42               518
    Other invested assets                                           3,729                 -
    Net gains on cash, cash equivalents
      and short-term investments                                    2,175                 -
    Miscellaneous proceeds                                         26,079                 -
                                                          ---------------------------------
Net proceeds from sales, maturities, or repayments
  of investments                                                  442,929           604,566


Cost of investments acquired:
  Bonds                                                           532,962           683,288
  Stocks                                                            1,941                 -
  Miscellaneous applications                                        1,008             1,381
                                                          ---------------------------------
Total cost of investments acquired                                535,911           684,669
Net increase in policy loans                                        2,539             1,238
                                                          ---------------------------------
Net cash used in investment activities                            (95,521)          (81,341)

                                                          YEAR ENDED DECEMBER 31,
                                                          2004             2003
                                                    ---------------------------------
                                                              (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
  Capital and surplus paid-in                       $        25,000   $        25,000
  Deposits on deposit-type contract funds and
   other liabilities without life or disability
   contingencies                                                  -             2,575
                                                    ---------------------------------
Total other cash provided                                    25,000            27,575
                                                    ---------------------------------

Other cash applied:
  Borrowed money                                              5,920            19,299
  Other applications, net                                    (4,420)           11,306
                                                    ---------------------------------
Total other cash applied                                      1,500            30,605
                                                    ---------------------------------
Net cash provided by (used in) financing and
  miscellaneous activities                                   23,500            (3,030)
                                                    ---------------------------------

Net increase (decrease) in cash and short-term
  investments                                                48,900           (12,502)

Cash and short-term investments at beginning of
  year                                                       35,116            47,618
                                                    ---------------------------------
Cash and short-term investments at end of year      $        84,016   $        35,116
                                                    =================================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                           December 31, 2004 and 2003

A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

National Integrity Life Insurance Company ("the Company") is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity"), which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. Fort Washington Investment Advisors, Inc. ("Fort Washington"), a registered investment adviser, is a non-life insurance subsidiary of W&S and is the investment manager for the Company.

The Company has been assigned a AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AA+ (Very Strong) for financial strength from Fitch, A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from U.S. generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred income tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account, and other assets not specifically designated as an admitted asset within the NAIC PRACTICES AND PROCEDURES MANUAL, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                          YEAR ENDED DECEMBER 31,
                                                          2004              2003
                                                     ---------------------------------
                                                              (IN THOUSANDS)
 Net income (loss) as reported in the accompanying
   statutory basis financial statements              $        (4,011)  $         3,925
 Deferred policy acquisition costs, net of
   amortization                                               20,163            18,662
 Deferred sales inducements, net of amortization               2,827                 -
 Adjustments to customer deposits                             (4,532)          (14,198)
 Adjustments to invested asset carrying values at
   acquisition date                                            3,150             8,302
 Amortization of interest maintenance reserve                 (1,457)             (671)
 Adjustments for realized investment gains                       338             3,677
 Adjustments for federal income tax expense                   (7,110)           (5,743)
 Other                                                         1,552            (1,047)
                                                     ---------------------------------
 Net income, GAAP basis                              $        10,920   $        12,907
                                                     =================================

                                                               DECEMBER 31,
                                                          2004              2003
                                                     ---------------------------------
                                                              (IN THOUSANDS)
 Capital and surplus as reported in the
   accompanying statutory basis financial
   statements                                        $        98,137   $        91,899
 Adjustments to customer deposits                             36,309           (38,098)
 Adjustments to invested asset carrying values                17,683            (3,594)
 Federal income taxes                                        (15,723)            8,094
 Asset valuation reserve and interest maintenance
   reserve                                                    20,034            19,650
 Goodwill                                                     34,253            34,353
 Deferred policy acquisition costs                            65,246            82,048
 Deferred sales inducements                                    5,914                 -
 Other                                                            84               433
                                                     ---------------------------------
 Shareholder's equity, GAAP basis                    $       261,937   $       194,785
                                                     =================================

INVESTMENTS

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

   Bonds not backed by other loans are principally stated at amortized cost using the interest method.

   Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

   Preferred stocks are reported at cost. There are no restrictions on preferred stocks.

   Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUNDS ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

BORROWED MONEY

During 2004 and 2003, the Company entered into several dollar-roll reverse repurchase agreements. The transactions were reflected as financing transactions, requiring the asset and the liability for the repurchase to remain on the Company's financial statements. As of December 31, 2004, there were no mortgage-backed securities subject to the agreements. Included in the Company's available for sale portfolio is approximately $5.9 million of mortgage-backed securities subject to the agreements at December 31, 2003.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for market value adjusted annuity contracts and variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying financial statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2003 amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2004 financial presentation.

B. INVESTMENTS

The cost or amortized cost and the fair value of bonds is summarized as follows:

                                                        COST OR        GROSS          GROSS
                                                       AMORTIZED     UNREALIZED     UNREALIZED
                                                         COST          GAINS          LOSSES      FAIR VALUE
                                                    ----------------------------------------------------------
                                                                          (IN THOUSANDS)
At December 31, 2004:
  Mortgage-backed securities                        $     165,184  $       1,195  $         977  $     165,402
  Corporate securities/ABS                                415,647         21,079          4,215        432,511
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                               12,862            304              2         13,164
  States and political subdivisions                         1,900              -             63          1,837
                                                    ----------------------------------------------------------
Total                                               $     595,593  $      22,578  $       5,257  $     612,914
                                                    ==========================================================

At December 31, 2003:
  Mortgage-backed securities                        $     157,611  $       1,518  $       2,456  $     156,673
  Corporate securities/ABS                                310,584         17,934          7,371        321,147
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                                6,724            321             36          7,009
  States and political subdivisions                         2,000              -             73          1,927
                                                    ----------------------------------------------------------
Total                                               $     476,919  $      19,773  $       9,936  $     486,756
                                                    ==========================================================

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities are shown below:

                                                         UNREALIZED LOSSES LESS
                                                           THAN OR EQUAL TO 12      UNREALIZED LOSSES GREATER
                                                                 MONTHS                   THAN 12 MONTHS
                                                     ----------------------------------------------------------
                                                       UNREALIZED     ESTIMATED     UNREALIZED      ESTIMATED
                                                         LOSSES      FAIR VALUE       LOSSES       FAIR VALUE
                                                     ----------------------------------------------------------
                                                                           (IN THOUSANDS)
At December 31, 2004:
   Mortgage-backed securities                        $         593  $      58,856  $         384  $      12,379
   Corporate securities/ABS                                    503         56,386          3,712         22,114
   U.S. Treasury securities and
     obligations of U.S. government agencies                     2          6,349              -              -
   States and political subdivisions                             -              -             63            937
                                                     ----------------------------------------------------------
 Total                                               $       1,098  $     121,591  $       4,159  $      35,430
                                                     ==========================================================

 At December 31, 2003:
   Mortgage-backed securities                        $       1,799  $      92,055  $         657  $       1,421
   Corporate securities/ABS                                    475         39,078          6,896         25,661
   U.S. Treasury securities and
     obligations of U.S. government agencies                    36          2,075              -              -
   States and political subdivisions                            73          1,926              -              -
                                                     ----------------------------------------------------------
 Total                                               $       2,383  $     135,134  $       7,553  $      27,082
                                                     ==========================================================

If a security's fair value becomes lower than its book value, the security is placed on the watch list. When a security is placed on the watch list, it is monitored for further market value changes and additional news related to the issuer's financial condition. The focus is on objective evidence that may influence the evaluation of impairment factors.

The decision to impair a security incorporates both quantitative criteria and qualitative information. The Company considers a number of factors including, but not limited to: (a) the length of time and the extent to which the fair value has been less than book value, (b) the financial condition and near term prospects of the issuer, (c) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in value, (d) whether the debtor is current on interest and principal payments and (e) general market conditions and industry or sector specific factors.

The Company's decision to impair a security is primarily based on whether the security's fair value is likely to remain significantly below its book value in light of all of the factors considered. For securities that are impaired, the security is adjusted to fair value and the resulting losses are recognized in realized gains/losses in the statements of operations.

Investments that are impaired at December 31, 2004 for which an other-than-temporary impairment has not been recognized consist mainly of corporate bond issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss at December 31, 2004 is approximately 3.2% of the amortized cost of these securities. There are a total of 54 securities held that are considered temporarily impaired, 13 of which have been impaired for 12 months or longer. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

A summary of the cost or amortized cost and fair value of the Company's bonds, at December 31, 2004, by contractual maturity, is as follows:

                                                         COST OR
                                                        AMORTIZED
                                                          COST          FAIR VALUE
                                                     --------------------------------
                                                              (IN THOUSANDS)
 Years to maturity:
   One or less                                       $        20,137  $        20,400
   After one through five                                     92,209           94,966
   After five through ten                                    157,397          162,387
   After ten                                                 160,666          169,760
   Mortgage-backed securities                                165,184          165,401
                                                     --------------------------------

 Total                                               $       595,593  $       612,914
                                                     ================================

Proceeds from the sales of investments in bonds during 2004 and 2003 were $22.5 million and $86.0 million, respectively; gross gains of $0.1 million and $2.5 million, and gross losses of $0.7 million and $0.6 million were realized on those sales, respectively.

At December 31, 2004 and 2003, bonds with an admitted asset value of $1.2 million and $1.2 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2004 and 2003, the Company held unrated or less-than-investment grade bonds of $31.0 million and $40.6 million, respectively, with an aggregate fair value of $34.2 million and $40.7 million, respectively. Those holdings amounted to 5.2% and 8.5% of the Company's investments in bonds at December 31, 2004 and 2003, respectively, and 1.1% and 1.7% of the Company's total admitted assets at December 31, 2004 and 2003, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's investment in redeemable preferred stocks are reported at cost. The gross unrealized gains and gross unrealized losses, cost and fair value of preferred stocks are as follows:

                                                             UNREALIZED      UNREALIZED      FAIR
                                               COST            GAINS           LOSSES       VALUE
                                            --------------------------------------------------------
                                                                    (IN THOUSANDS)
  At December 31, 2004:
    Preferred stocks                        $    9,570      $        369    $          -  $    9,939
                                            ========================================================

  At December 31, 2003:
   Preferred stocks                         $    7,630      $         70    $          -  $    7,700
                                            ========================================================

The Company had no proceeds from the sale of investments in equity securities during 2004 and 2003.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2004, the Company held no mortgages with interest more than 180 days past due. During 2004, excluding interest rates on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced.

Major categories of the Company's net investment income are summarized as follows:

                                                          YEAR ENDED DECEMBER 31,
                                                          2004               2003
                                                     ---------------------------------
                                                              (IN THOUSANDS)
 Income:
   Bonds                                             $        29,218   $        28,293
   Preferred stocks                                              544               642
   Mortgage loans                                                 52                84
   Policy loans                                                2,952             2,795
   Cash and short-term investments                               804               616
   Other                                                        (454)              271
                                                     ---------------------------------
 Total investment income                                      33,116            32,701

 Investment expenses                                          (1,032)           (1,968)
                                                     ---------------------------------
 Net investment income                               $        32,084   $        30,733
                                                     =================================

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR are as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                           2004               2003
                                                      ---------------------------------
                                                               (IN THOUSANDS)
  Net realized capital gains (losses)                 $        (3,443)    $         496
  Less amount transferred to IMR                                1,218                16
                                                      ---------------------------------
  Net realized capital gains (losses)                 $        (2,225)    $         480
                                                      =================================

Net realized capital gains and losses include losses of $2.2 million in 2004 and $1.6 million in 2003 related to securities that have experienced an other-than-temporary decline in value.

C. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below.

For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                                           DECEMBER 31, 2004             DECEMBER 31, 2003
                                                     ----------------------------  ----------------------------
                                                       CARRYING         FAIR          CARRYING        FAIR
                                                        AMOUNT          VALUE          AMOUNT         VALUE
                                                     ----------------------------  ----------------------------
                                                                           (IN THOUSANDS)
 Assets:
   Bonds                                             $     595,593  $     612,914  $     476,919  $     486,756
   Preferred stocks                                          9,570          9,939          7,630          7,700
   Mortgage loans                                              683            683            725            725
   Policy loans                                             38,468         38,468         35,929         35,929
   Cash and short-term investments                          84,016         84,016         35,116         35,116
   Separate account assets                               1,985,124      1,985,124      1,785,987      1,785,987

 Liabilities:
   Life and annuity reserves for
     investment-type contracts                       $     565,667  $     575,522  $     417,037  $     433,553
   Separate accounts annuity
     reserves                                            1,934,761      1,895,777      1,750,740      1,725,031

D. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                        YEAR ENDED DECEMBER 31,
                                                         2004            2003
                                                     -----------------------------
                                                            (IN THOUSANDS)
 Direct premiums and amounts assessed against
   policyholders                                     $     389,995   $     372,814
 Reinsurance assumed                                        29,965           7,465
 Reinsurance ceded                                            (818)           (819)
                                                     -----------------------------
 Net premiums, annuity considerations and
   deposit-type funds                                $     419,142   $     379,460
                                                     =============================

In 2004, the Company entered into a treaty with RGA Barbados to assume more life insurance. This treaty is on a modified coinsurance basis, where the Company assumes a 50% quota share of the ceding company's 5 percent quota share of those United States and Canada ordinary life policies. In 2003, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2004, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2004, if all reinsurance ceded agreements were cancelled is $1.4 million.

E. FEDERAL INCOME TAXES

The Company files a consolidated return with Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory basis financial reporting purposes.

As of December 31, 2004, the Company has an operating loss carryforward of $70.5 million that will expire in years 2016 through 2019. The Company also has a capital loss carryover aggregating $2.4 million that expires in 2005 and 2006.

The components of the net deferred tax asset (liability) at December 31, are as follows :

                                                          2004              2003
                                                     --------------------------------
                                                             (IN THOUSANDS)
 Gross deferred tax assets                           $        39,257  $        30,333
 Gross deferred tax liabilities                                2,099                -
 Deferred tax assets non-admitted                             28,854           22,702
 Increase in deferred tax assets non-admitted                  6,152            6,817

Current income taxes incurred consists of the following major components:

                                                           YEAR ENDED DECEMBER 31,
                                                           2004              2003
                                                     ---------------------------------
                                                              (IN THOUSANDS)
 Current year income tax benefit                     $        (8,039)  $        (5,541)
 Tax sharing adjustment                                        6,871            (2,415)
                                                     ---------------------------------
 Current federal income tax benefit                  $        (1,168)  $        (7,956)
                                                     =================================

The main components of the deferred tax amounts at December 31, are as follows :

                                                           2004            2003
                                                     --------------------------------
                                                              (IN THOUSANDS)
 Gross Deferred Tax Assets ("DTAs"):
 Reserves                                            $         3,445  $         2,383
 Bonds/stocks                                                  4,346            6,029
 Deferred policy acquisition costs                             5,038            4,286
 Capital loss carryover                                          434            1,027
 Net operating loss carryover                                 24,673           16,392
 Reserve strengthening                                         1,321              216
                                                     --------------------------------
 Total DTAs                                          $        39,257  $        30,333
                                                     ================================
 DTAs non-admitted                                   $        28,854  $        22,702
                                                     ================================
 Gross Deferred Tax Liabilities ("DTLs"):
 Stocks /bonds deferred future gains                 $             6  $             -
 Separate account adjustment                                   2,093                -
                                                     --------------------------------
 Total DTLs                                          $         2,099  $             -
                                                     ================================

Changes in DTAs and DTLs for the year ended December 31, are as follows:

                                                           2004             2003             CHANGE
                                                     ---------------------------------------------------
                                                                          (IN THOUSANDS)
 DTAs                                                $        39,257   $        30,333   $         8,924
                                                     ===================================================
 DTAs non-admitted                                   $        28,854   $        22,702   $         6,152
                                                     ===================================================
 DTLs                                                $         2,099   $             -   $         2,099
                                                     ===================================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies.

Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                            YEAR END DECEMBER 31,
                                                           2004              2003
                                                      ---------------------------------
                                                               (IN THOUSANDS)
  Federal income tax benefit computed at statutory
    rate                                              $        (2,239)  $        (1,411)
  Amortization of value of insurance in force                       -              (367)
  Adjustment to statutory reserves for tax purposes             1,415               958
  Tax on separate account income                               (4,618)           (3,360)
  Book capital losses in excess of tax                          1,052              (737)
  Bond discount accrual                                          (607)             (541)
  Deferred acquisition costs recorded for tax
    purposes                                                      763               670
  Amortization of interest maintenance reserve                    (61)               61
  Other                                                        (3,744)             (814)
                                                      ---------------------------------
  Federal income tax benefit                                   (8,039)           (5,541)
  Tax sharing adjustment                                        6,871            (2,415)
                                                      ---------------------------------
  Current federal income tax benefit                  $        (1,168)  $        (7,956)
                                                      =================================

The Company made no tax payments during 2004 or 2003.

F. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. Within the limitations stated above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. The Company may not pay any dividends during 2005 without prior approval.

The portion of unassigned deficit represented or reduced by each item below is as follows:

                                                              DECEMBER 31,
                                                         2004              2003
                                                    ---------------------------------
                                                              (IN THOUSANDS)
Unrealized gains and losses                           $           -   $          (145)
Non-admitted asset values                                   (35,022)          (22,948)
Separate account business                                    45,572            (1,570)
Asset valuation reserve                                     (20,034)          (19,650)

Life/health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004 and 2003, the Company meets the RBC requirements.

G. RELATED PARTY TRANSACTIONS

During 2004 and 2003, the Company received $25.0 million and $25.0 million, respectively, in capital contributions from Integrity. The 2004 and 2003 capital contributions were in the form of cash. The Company paid no dividends during 2004 nor 2003.

W&S and Fort Washington performs certain administrative and special services for Integrity and the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2004, the Company paid $0.03 million and $0.8 million to W&S and Fort Washington, respectively related to these services. During 2003, the Company paid $0.04 million and $0.7 million to W&S and Fort Washington, respectively related to these services. In addition, the Company's parent, Integrity, provides certain business support services. These services include policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2004 and 2003, the Company paid $10.8 million and $11.4 million respectively, to Integrity related to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2004, the Company had amounts of $1.9 million and $0.1 million due to Integrity and W&S, respectively. At December 31, 2003, the Company had amounts of $5.7 million due from Integrity and $0.1 million due to W&S. These amounts are generally settled on a monthly basis.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2004.

H. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2004, the Company had no estimated accrued liability for future guaranty fund assessments. At December 31, 2003, the Company had an estimated accrued liability of $0.4 million, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

I. ANNUITY RESERVES

At December 31, 2004, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                          AMOUNT          PERCENT
                                                     --------------------------------
                                                              (IN THOUSANDS)
 Subject of discretionary withdrawal (with
   adjustment):
   With market value adjustment                      $     1,472,622          58.9%
   At book value less surrender charge of 5% or
     more                                                    254,715          10.2
   At market value                                           462,139          18.5
                                                     --------------------------------
 Total with adjustment or at market value                  2,189,476          87.6
 Subject to discretionary withdrawal (without
   adjustment) at book value less surrender charge
   of 5% or more                                             200,549           8.0
 Not subject to discretionary withdrawal                     109,800           4.4
                                                     --------------------------------
 Total annuity reserves and deposit fund
   liabilities (before
   reinsurance)                                            2,499,825         100.0%
                                                                      ===============
 Less reinsurance ceded                                            -
                                                     ---------------
 Net annuity reserves and deposit fund liabilities   $     2,499,825
                                                     ===============

J. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities.

The Company's nonguaranteed separate accounts include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2004 is as follows:

                                                       SEPARATE ACCOUNTS WITH
                                                             GUARANTEES
                                                    ----------------------------
                                                     NONINDEXED     NONINDEXED
                                                     GUARANTEED     GUARANTEED    NONGUARANTEED
                                                     LESS THAN /     MORE THAN      SEPARATE
                                                     EQUAL TO 4%        4%          ACCOUNTS          TOTAL
                                                    ----------------------------------------------------------
                                                                          (IN THOUSANDS)
Premiums, deposits and other considerations         $     141,840  $      30,687  $      50,272  $     222,799
                                                    ==========================================================
Reserves for separate accounts with assets at fair
  value                                             $     410,888  $   1,061,734  $     462,139  $   1,934,761
                                                    ==========================================================
Reserves for separate accounts by withdrawal
  characteristics:
    Subject to discretionary withdrawal (with
      adjustment):
        With market value adjustment                $     410,888  $   1,061,734  $           -  $   1,472,622
        At market value                                         -              -        462,139        462,139
                                                    ----------------------------------------------------------
    Total with adjustment or at market value              410,888      1,061,734        462,139      1,934,761
                                                    ----------------------------------------------------------
Total separate accounts reserves                    $     410,888  $   1,061,734  $     462,139  $   1,934,761
                                                    ==========================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2004 is presented below:

                                                         2004
                                                    ---------------
                                                    (IN THOUSANDS)
Transfers as reported in the statement of
  operations of the Separate Accounts Statement:
    Transfers to separate accounts                  $       223,089
    Transfers from separate accounts                       (172,134)
                                                    ---------------
Net transfers to separate accounts                           50,955

Reconciling adjustments:
  Policy deductions and other expenses reported
    elsewhere in the statement of operations                  1,459
  Other changes in surplus in separate account
    statement                                                (3,764)
                                                    ---------------
Transfers as reported in the statement of
  operations                                        $        48,650
                                                    ===============

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         FINANCIAL STATEMENTS INCLUDED IN PART A:

            Part 1 - Financial Information

            FINANCIAL STATEMENTS INCLUDED IN PART B:

            SEPARATE ACCOUNT II:

            Report of Independent Registered Public Accounting Firm
            Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the Year Ended December 31, 2004 Statements of Changes in Net Assets for the Years Ended December 31, 2004 and 2003
            Notes to Financial Statements

            NATIONAL INTEGRITY LIFE INSURANCE COMPANY:

            Report of Independent Registered Public Accounting Firm
            Balance Sheets (Statutory Basis) as of December 31, 2004 and 2003 Statements of Operations (Statutory Basis) for the Years Ended
                   December 31, 2004 and 2003
            Statements of Changes in Capital and Surplus (Statutory Basis) for
                   the Years Ended December 31, 2004 and 2003
            Statements of Cash Flows (Statutory Basis) for the Years Ended
                   December 31, 2004 and 2003
            Notes to Financial Statements (Statutory Basis)

(b)         EXHIBITS:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (NATIONAL INTEGRITY) and Certification of Chief Executive Officer authorizing the establishment of the Separate Account II, the Registrant. Incorporated by reference from Registrant's registration statement filed on August 20, 1992.

            2.          Not applicable.

            3.(a) Form of Selling/General Agent Agreement among National Integrity, Integrity Financial Services, Inc. (IFS) and Paine Webber Incorporated, incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed October 23, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities Corporation. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

            4.(a) Form of trust agreement. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

            4.(d) Form of riders to certificate for qualified plans. Incorporated by reference from pre-effective amendment no. 1 to Registrant's registration statement filed on October 23, 1992.

            5. Form of application. Incorporated by reference from post-effective amendment no.1to Registrant's Form S-1 registration statement (File No. 33-51122).

            6.(a) Certificate of Incorporation of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119).

            6.(b) By-Laws of National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-33119).

            7.(a) Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA). Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 28, 1995.

            7.(b) Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

            8.(a) Form of Participation Agreement among Integrity Series Fund, Inc., National Integrity and IFS incorporated by reference to Registrant's registration statement on Form N-4 filed August 20, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-8905), filed on March 2, 1992.

            8.(c) Participation Agreement Among Variable Insurance Products Fund II, FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-8905), filed on March 2, 1992.

            8.(d) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-56658), filed on May 1, 1996.

            8.(e) Participation Agreement Among Variable Insurance Products Fund III, FDC and National Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-56658) filed on May 6, 1998.

            8.(f) Form of Participation Agreement Among BT Insurance Funds Trust, Bankers Trust Company and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(g) Form of Participation Agreement Between Janus Aspen Series and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(h) Form of Participation Agreement Between JPM Series Trust II and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(i) Form of Participation Agreement Between Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on

                        April 26, 1999.

            8.(j) Form of Participation Agreement Between Select Ten Plus, LLC, National Integrity and Touchstone Securities Corporation. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(k) Form of Participation Agreement (Service Shares) between Janus Aspen Series and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

            8.(l) Form of Distribution and Shareholder Services Agreement (Service Shares) between Janus Distributors, Inc. and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

            8.(m) Form of Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

            8.(n) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Touchstone Securities, Inc. and National Integrity life Insurance Company incorporated by reference to Registrant's registration statement on From N-4 (File No. 33-51126) filed December 30, 2002.

            9. Opinion and Consent of Theresa M. Brunsman filed herewith.

            10. Consent of Independent Registered Public Accounting Firm filed herewith.

            11.         Not applicable.

            12.         Not applicable.

            13.         Schedule for computation of performance quotations.
                        Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

            14.         Not applicable.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director, Chairman of the Board

Dennis L. Carr(2)                                       Director, Executive Vice President, Finance and Actuarial

Daniel J. Downing(3)                                    Director, Vice President

Dale Patrick Hennie                                     Director
990 Hickoryview Dr., Cincinnati, OH 45233

Eric C. Fast                                            Director
100 First Stamford Place
Stamford, Connecticut 06092

John R. Lindholm(1)                                     Director, President & CEO

Cameron F. MacRae III                                   Director
125 W. 55th Street, New York, New York 10019

Newton Phelps Stokes Merrill                            Director
262 Central Park West, Apt. 12B, New York, NY 10024

Robert L. Walker(1)                                     Director

William J. Williams(1)                                  Director

Donald J. Wuebbling(1)                                  Director

Edward J. Babbitt(1)                                    Director

George R. Bunn Jr.                                      Director
126 East 56th Street, 12th Floor, New York,
NY 10022-3584

OFFICERS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director, Chairman of the Board

John R. Lindholm(2)                                     Director, President and CEO

Dennis L. Carr(2)                                       Executive Vice President, Finance and Actuarial

James G. Kaiser                                         Executive Vice President
333 Ludlow Street, Stamford, Connecticut 06902

Nicholas P. Sargen(4)                                   Senior Vice President & Chief Investment Officer

William H. Guth(2)                                      Senior Vice President

Edward J. Haines(2)                                     Senior Vice President

Kevin L. Howard(2)                                      Senior Vice President

Jill R. Keinsley(2)                                     Senior Vice President

Barry P. Meyers(2)                                      Senior Vice President

Kenneth A. Palmer(2)                                    Senior Vice President, Producer & Client Services

Sundeep Dronawat(2)                                     Vice President

Jane E. Atkinson(2)                                     Vice President

John P. Ciprio(3)                                       Vice President

Daniel  J. Downing(3)                                   Vice President

Phillip E. King(1)                                      Vice President

Paul M. Kruth(2)                                        Vice President

Gerald Rusnak(2)                                        Vice President

Denise L. Sparks(2)                                     Vice President

Richard K. Taulbee(1)                                   Vice President, Taxes

James J. Vance(1)                                       Vice President & Treasurer

M. Lisa Cooper(2)                                       Product Compliance Officer

Donna M. South(2)                                       Administrative Officer

Michael W. Collier(2)                                   Manager, New Business

Joseph F. Vap(2)                                        Director, Financial Operations

David L. DiMartino(2)                                   Managing Actuary

Denward Chung(2)                                        Managing Actuary

Steven Eggenspiller(2)                                  Manager, Licensing & Commissions

Patricia L. Tackett(2)                                  Director of National Accounts

Edward J. Babbitt(1)                                    Secretary

Theresa M. Brunsman(2)                                  Assistant Secretary

Lee Ann Gaydosh(2)                                      Assistant Secretary

Meredith Hettinger(2)                                   Assistant Secretary

Christopher J. Larkin(2)                                Assistant Secretary

Thomas M. Barth(1)                                      Assistant Treasurer

Elaine M. Reuss(1)                                      Assistant Treasurer

Timothy D. Speed(1)                                     Assistant Treasurer

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2) Principal Business Address: 515 West Market Street, Louisville, Kentucky
    40202
(3) Principal Business Address: 15 Matthews Street, Goshen, New York 10924
(4) Principal Business Address: 420 East Fourth Street, Cincinnati, Ohio  45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH NATIONAL INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

        Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation;
             100% owned by WSLIC

             Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by
                   WSLAC; ownership and operation of real estate.

             Ft. Washington Brokerage Services, Inc.; Ohio corporation; 100%
                   owned by WSLAC; registered investment advisor and broker dealer.

             IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                   IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
                        development, marketing and support of software systems.

                   IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by
                        IFS, 1% owned by William F. Ledwin; general insurance agency.

                   Touchstone Securities, Inc.; Nebraska corporation; 100% owned by IFS; securities broker-dealer.

                   Touchstone Advisors, Inc.; Ohio corporation; 100% owned by
                        IFS; registered investment adviser.

                   IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by
                        IFS; registered broker dealer

                   Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS; registered transfer agent.

        Integrity Life Insurance Company ("ILIC"); Ohio corporation; 100% owned by WSLIC.

                   National Integrity Life Insurance Company; New York
                        corporation; 100% owned by ILIC.

        303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by
             WSLIC.

        Race Street Development, Ltd.; Ohio limited liability company; 100% owned by WSLIC.

        WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

        ServerVault Corp.; Delaware corporation; 100% owned by WSLIC.

        Fort Washington Investment Advisors, Inc. ("FWIA"); Ohio corporation;
           100% owned by WSLIC; registered investment adviser.

             Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by FWIA; registered investment adviser.

             Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA.

             Tri-State Ventures, LLC; Delaware limited liability company; 100%
                   owned by FWIA.

             Buckeye Venture Partners, LLC; Ohio limited liability company; 60%
                   owned by FWIA and 40% owned by unrelated third party.

        Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
           insurance.

             Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus
                   Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

             CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus
                   Life Insurance Company; holding company.

                   Capital Analysts Incorporated; Delaware corporation; 100%
                        owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

                   Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by
                        Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

                   Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

                   Capital Analysts Insurance Agency, Inc.; Massachusetts
                        corporation; 100% owned by Capital Analysts
                        Incorporated; general insurance agency.

        Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by
             WSLIC.

             Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by
                   Eagle Realty Group, LLC.

             OTR Walnut Housing, Ltd.; Ohio limited liability company; 100%
                   owned by Eagle Realty Investments Inc.

                   OTR Redevelopment Group, LLC; Ohio limited liability company;
                        100% owned by OTR Walnut Housing, Ltd.

        W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

        AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

        Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

        Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

        W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

ITEM 27.     NUMBER OF CONTRACT OWNERS

             As of March 31, 2004 there were 4813 contract owners of Separate Account II of National Integrity.

ITEM 28.     INDEMNIFICATION

BY-LAWS OF NATIONAL INTEGRITY. National Integrity's By-Laws provide, in Article VII, as follows:

             7.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

             (b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

             (c) the related expenses of any such person in any other of said categories may be advanced by the Company.

ITEM 29.     PRINCIPAL UNDERWRITERS

             (a) Touchstone Securities is the principal underwriter for Separate Account II. Touchstone Securities also serves as an underwriter for Separate Account I and VUL of National Integrity, Separate Accounts I, II and VUL of Integrity, contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; The Legends Fund, Inc.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. National Integrity is the Depositor of Separate Accounts I, II and VUL.

             (b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------        -----------------------------------------------
 James N. Clark(1)                         Director

 Jill T. McGruder(3)                       Director

 Donald J. Wuebbling(1)                    Director

 OFFICERS:

 James H. Grifo(3)                         President

 Richard K. Taulbee(1)                     Vice President

 Patricia J. Wilson(1)                     Chief Compliance Officer

 James J. Vance(1)                         Vice President and Treasurer

 Terrie A. Wiedenheft(3)                   Chief Financial Officer

 Elaine M. Reuss(1)                        Assistant Treasurer

 Joseph F. Vap(2)                          Assistant Treasurer

 Lisa C. Heffley(2)                        Assistant Vice President

 Patricia L. Tackett(2)                    Assistant Vice President

 Timothy D. Speed(1)                       Assistant Treasurer

 (1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
 (2) Principal Business Address: 515 W. Market St. Louisville, Kentucky 40202
 (3) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202

  (c)        Not applicable.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 515 West Market Street, Louisville, Kentucky 40202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

ITEM 31.     MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.     UNDERTAKINGS

             The Registrant hereby undertakes:

             (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

             (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

             (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

             National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on the 29th day of April, 2005.

                             SEPARATE ACCOUNT II OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company
                                   (Depositor)



                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO


                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO

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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 29th day of April, 2005.

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              John R. Lindholm, President & CEO
                              Date: 4/29/05

PRINCIPAL FINANCIAL OFFICER:  /s/ Dennis L. Carr
                              Dennis L. Carr, Executive Vice President, Finance and Actuarial
                              Date: 4/29/05


PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              Joseph F. Vap, Director, Financial Operations
                              Date: 4/29/05

DIRECTORS:

/s/ John F. Barrett
John F. Barrett                            Cameron F. MacRae
Date: 4/29/05                              Date:

/s/ Dennis L. Carr
Dennis L. Carr                             Newton Phelps Stokes Merrill
Date: 4/29/05                              Date:

                                           /s/ Robert L. Walker
Daniel J. Downing                          Robert L. Walker
Date:                                      Date: 4/29/05

                                           /s/ William J. Williams
Eric C. Fast                               William J. Williams
Date:                                      Date: 4/29/05

                                           /s/ Donald J. Wuebbling
Dale Patrick Hennie                        Donald J, Wuebbling
Date:                                      Date: 4/29/05

/s/ John R. Lindholm                       /s/ Edward J. Babbitt
John R. Lindholm                           Edward J. Babbitt
Date: 4/29/05                              Date: 4/29/05

George R. Bunn Jr.
Date:

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                                  EXHIBIT INDEX

        EXHIBIT NUMBER

        9.          Opinion and Consent of Theresa M. Brunsman

        10.         Consent of Independent Registered Public Accounting Firm

                                       12